UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Tax Managed Growth Fund

Dreyfus Unconstrained Bond Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Bond Market Index Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Bond Market Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Nancy G. Rogers, CFA, Paul Benson, CFA, and Stephanie Shu, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Bond Market Index Fund’s Class I shares produced a total return of -2.06%, and its Investor shares produced a total return of
-2.09%.1 In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) achieved a total return of -1.87% for the same period.2

U.S. fixed-income securities produced negative returns, on average, over the reporting period in an environment of moderate economic growth, rising interest rates, and accelerating inflation. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the Index (or other instruments with similar economic characteristics). To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

The fund’s investments are selected by a “sampling” process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the Index. By using this sampling process, the fund typically will not invest in all of the securities in the Index.

Rising Interest Rates Dampened Returns From U.S. Bonds

U.S. bonds lost value over the reporting period. The Federal Reserve Board (the “Fed”) continued to move away from the aggressively accommodative monetary policies of the past decade in light of mounting evidence of stronger global and domestic economic growth, including robust U.S. labor markets and higher levels of wage growth.

The Fed responded to evidence of incipient inflationary pressures in October 2017, when it began to unwind its balance sheet through sales of U.S. government securities. The Fed increased the volume of its asset sales over the course of the reporting period. In addition, in December 2017 and March 2018, the Fed implemented additional increases in short-term interest rates, driving the overnight federal funds rate to between 1.50% and 1.75% by the end of the reporting period. Intermediate- and long-term interest rates also climbed, but to a lesser extent than their short-term counterparts, causing yield differences to narrow across the bond market’s maturity range. Market declines proved particularly severe beginning in early February 2018, when concerns about accelerating inflation and a higher-than-expected number of rate hikes weighed on investor sentiment. In April 2018, the yield on the 10-year U.S. Treasury bond topped 3% for the first time since 2014.

Corporate Bonds Hurt by Political Uncertainty

Most bond market sectors, including corporate-backed securities, produced negative returns over the reporting period. Weakness among corporate bonds was especially severe later in

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the reporting period when yield differences widened across the market’s credit-quality range due to inflation concerns, rising crude oil prices, and political rhetoric suggesting the possibility of more protectionist U.S. trade policies. These developments more than offset more positive influences, including lower corporate tax rates, rising earnings, and favorable business conditions in the constructive economy. As a result, most industry groups within the corporate bond market—with the notable exception of the energy and communications industries—underperformed broader market averages.

Mortgage-backed securities produced generally flat excess returns for the reporting period, mainly due to their yield advantages over nominal U.S. Treasury securities, while commercial mortgage-backed securities eked out a modestly positive excess return.

No changes were made to the Index during the reporting period.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition. Still, it is worth noting that most analysts expect additional short-term interest-rate hikes from the Fed over the remainder of 2018 as monetary policymakers respond to mounting inflationary pressures. Indeed, at its meeting in March 2018, the Fed indicated that the rate of inflation was approaching its 2% target. Rising interest rates are likely to trigger further declines in prices of U.S. government securities. We are cautiously optimistic over the long term regarding corporate-backed bonds in the wake of the market sector’s recent weakness as political concerns abate and corporate earnings continue to benefit from steady economic growth, lower corporate tax rates, and more stimulative fiscal policies.

As of April 30, 2018, approximately 28% of the fund’s assets was invested in mortgage-backed securities, 2% in commercial mortgage-backed securities, 31% in credit bonds and asset-backed securities, and 39% in U.S. Treasury and agency securities. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality that is closely aligned with that of the Index.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$1.96	$.74
Ending value (after expenses)	$979.10	$979.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.81	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6%
Asset-Backed Ctfs./Auto Receivables - .3%
Ally Auto Receivables Trust, Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000	995,430
GM Financial Automobile Leasing, Ser. 2018-A, Cl. A3	2.61	1/20/21	500,000	497,715
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A3	1.75	10/15/21	1,000,000	984,026
Toyota Auto Receivables Owner Trust, Ser. 2016-C, Cl. A4	1.32	11/15/21	1,000,000	977,825
				3,454,996
Asset-Backed Ctfs./Credit Cards - .3%
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/25	280,000	273,773
Capital One Multi-Asset Execution Trust, Ser. 2017-A4, Cl. A4	1.99	7/17/23	500,000	489,960
Chase Issuance Trust, Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000	985,763
Chase Issuance Trust, Ser. 2017-A4, Cl. A4	1.84	4/15/22	500,000	490,715
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/23	500,000	495,822
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/24	1,250,000	1,220,641
				3,956,674
Commercial Mortgage Pass-Through Ctfs. - 1.3%
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/50	500,000	492,936
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000	1,006,543
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.16	8/10/50	750,000	783,048
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/47	200,000	205,809
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000	1,042,499
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000	508,738
GS Mortgage Securities Trust, Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000	748,538
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000	977,653
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000	516,462

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.3% (continued)
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/47	725,000		728,100
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000		2,015,676
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,148,737
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		721,548
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000		1,907,429
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,402,467
Wells Fargo Commercial Mortgage Trust, Ser. 2017-RC1, Cl. A2	3.12	1/15/60	500,000		497,543
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/46	500,000		498,736
				15,202,462
Consumer Discretionary - 2.7%
21st Century Fox America, Gtd. Debs.	7.75	12/1/45	100,000		148,864
21st Century Fox America, Gtd. Notes	3.70	9/15/24	400,000		399,085
21st Century Fox America, Gtd. Notes	6.20	12/15/34	250,000		305,839
Alibaba Group Holding, Sr. Unscd. Notes	3.13	11/28/21	290,000		288,091
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/24	300,000	[a]	295,160
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/37	400,000		376,497
Amazon.com, Sr. Unscd. Notes	2.60	12/5/19	500,000		499,861
Amazon.com, Sr. Unscd. Notes	2.40	2/22/23	210,000	[b]	201,219
Amazon.com, Sr. Unscd. Notes	3.15	8/22/27	650,000	[b]	623,501
Aptiv, Gtd. Notes	4.25	1/15/26	400,000		401,962
AutoZone, Sr. Unscd. Notes	3.13	4/21/26	500,000		465,923
Bed Bath & Beyond, Sr. Unscd. Notes	3.75	8/1/24	500,000	[a]	427,528

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.7% (continued)
BorgWarner, Sr. Unscd. Notes	3.38	3/15/25	500,000		487,624
California Institute of Technology, Unscd. Bonds	4.32	8/1/45	110,000		116,001
Carnival, Gtd. Notes	3.95	10/15/20	300,000		306,155
CBS, Gtd. Debs.	7.88	7/30/30	300,000		377,031
CBS, Gtd. Notes	4.90	8/15/44	240,000		237,512
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/25	510,000		519,459
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/45	500,000		540,349
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/48	100,000		99,686
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/21	500,000		491,769
Comcast, Gtd. Bonds	4.75	3/1/44	500,000		514,376
Comcast, Gtd. Bonds	4.00	8/15/47	60,000		55,105
Comcast, Gtd. Notes	2.85	1/15/23	300,000		292,450
Comcast, Gtd. Notes	2.75	3/1/23	100,000		96,871
Comcast, Gtd. Notes	3.38	8/15/25	730,000		709,432
Comcast, Gtd. Notes	4.25	1/15/33	500,000		502,977
Comcast, Gtd. Notes	6.45	3/15/37	300,000		373,185
Comcast, Gtd. Notes	3.90	3/1/38	75,000		70,578
Comcast, Gtd. Notes	4.00	3/1/48	60,000		54,723
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/22	304,000		380,579
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/22	500,000		485,613
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/27	100,000		95,189
CVS Health, Sr. Unscd. Bonds	2.25	8/12/19	500,000	[a]	496,005
CVS Health, Sr. Unscd. Notes	2.88	6/1/26	400,000		365,397

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.7% (continued)
CVS Health, Sr. Unscd. Notes	5.13	7/20/45	480,000		493,024
Discovery Communications, Gtd. Notes	3.95	3/20/28	700,000		665,473
Discovery Communications, Gtd. Notes	5.00	9/20/37	250,000		245,055
Discovery Communications, Gtd. Notes	5.20	9/20/47	300,000		294,488
Dollar Tree, Gtd. Notes	5.75	3/1/23	500,000		521,725
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/28	95,000		93,532
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/28	400,000		454,230
Ford Motor, Sr. Unscd. Notes	5.29	12/8/46	160,000	[a]	153,773
General Motors, Sr. Unscd. Notes	4.20	10/1/27	180,000		172,589
General Motors, Sr. Unscd. Notes	5.15	4/1/38	90,000		86,072
General Motors, Sr. Unscd. Notes	5.20	4/1/45	340,000		319,556
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/45	400,000		361,106
Hasbro, Sr. Unscd. Notes	3.15	5/15/21	450,000		448,116
Home Depot, Sr. Unscd. Notes	2.00	4/1/21	300,000		291,900
Home Depot, Sr. Unscd. Notes	5.88	12/16/36	300,000		375,581
Home Depot, Sr. Unscd. Notes	4.88	2/15/44	500,000		557,369
Interpublic Group, Sr. Unscd. Notes	4.20	4/15/24	500,000		503,473
Lowe's Cos., Sr. Unscd. Notes	3.13	9/15/24	500,000		487,765
Lowe's Cos., Sr. Unscd. Notes	4.38	9/15/45	250,000		251,776
Lowe's Cos., Sr. Unscd. Notes	4.05	5/3/47	120,000		115,217
Macy's Retail Holdings, Gtd. Debs.	6.90	4/1/29	350,000		369,864
Marriott International, Sr. Unscd. Notes, Ser. N	3.13	10/15/21	600,000		595,312
McDonald's, Sr. Unscd. Notes	2.75	12/9/20	300,000		298,926

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.7% (continued)
McDonald's, Sr. Unscd. Notes	4.88	12/9/45	465,000		492,738
Newell Brands, Sr. Unscd. Notes	5.50	4/1/46	350,000		362,646
NIKE, Sr. Unscd. Notes	2.25	5/1/23	300,000		286,365
NIKE, Sr. Unscd. Notes	3.63	5/1/43	300,000		280,372
Nordstrom, Sr. Unscd. Bonds	4.75	5/1/20	500,000		514,439
Omnicom Group, Gtd. Notes	3.63	5/1/22	500,000		500,790
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/22	600,000		577,536
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/46	750,000		678,176
Procter & Gamble, Sr. Unscd. Notes	5.55	3/5/37	29,000		35,826
QVC, Sr. Scd. Notes	5.45	8/15/34	250,000		235,988
Stanley Black & Decker, Gtd. Notes	3.40	12/1/21	400,000		402,298
Starbucks, Sr. Unscd. Notes	4.30	6/15/45	250,000		257,950
Target, Sr. Unscd. Notes	2.30	6/26/19	250,000		249,137
Target, Sr. Unscd. Notes	2.50	4/15/26	400,000	[a]	365,302
Target, Sr. Unscd. Notes	3.90	11/15/47	50,000		46,515
Thomson Reuters, Sr. Unscd. Notes	3.95	9/30/21	300,000		301,723
Time Warner, Gtd. Debs.	4.85	7/15/45	300,000		293,892
Time Warner, Gtd. Notes	4.75	3/29/21	500,000		520,054
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/37	350,000		386,686
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/42	250,000		212,043
University of Southern California, Sr. Unscd. Notes	5.25	2/15/41	40,000		47,561
Viacom, Sr. Unscd. Notes	4.38	3/15/43	400,000		354,907
Walgreens Boots Alliance, Sr. Unscd. Notes	3.30	11/18/21	400,000		398,707

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.7% (continued)
Walgreens Boots Alliance, Sr. Unscd. Notes	4.50	11/18/34	400,000		389,503
Wal-Mart Stores, Sr. Unscd. Notes	1.75	10/9/19	300,000		297,086
Wal-Mart Stores, Sr. Unscd. Notes	3.63	7/8/20	500,000		508,648
Wal-Mart Stores, Sr. Unscd. Notes	2.35	12/15/22	300,000		290,361
Wal-Mart Stores, Sr. Unscd. Notes	3.63	12/15/47	800,000		754,769
Walt Disney, Sr. Unscd. Notes	2.30	2/12/21	500,000		491,502
Walt Disney, Sr. Unscd. Notes	3.00	2/13/26	500,000		482,049
Walt Disney, Sr. Unscd. Notes	7.00	3/1/32	150,000		196,405
William Marsh Rice University, Unscd. Bonds	3.57	5/15/45	250,000		242,598
WPP Finance 2010, Gtd. Notes	3.75	9/19/24	350,000		338,799
Wyndham Worldwide, Sr. Unscd. Notes	3.90	3/1/23	250,000		237,091
Xerox, Sr. Unscd. Notes	3.80	5/15/24	500,000	[a]	485,033
				32,773,013
Consumer Staples - 1.5%
Altria Group, Gtd. Notes	2.85	8/9/22	500,000		487,345
Altria Group, Gtd. Notes	4.25	8/9/42	500,000		469,812
Anheuser-Busch InBev Finance, Gtd. Notes	2.65	2/1/21	549,063		543,023
Anheuser-Busch InBev Finance, Gtd. Notes	2.63	1/17/23	500,000		481,762
Anheuser-Busch InBev Finance, Gtd. Notes	3.70	2/1/24	1,000,000		1,004,035
Anheuser-Busch InBev Finance, Gtd. Notes	3.65	2/1/26	615,000		601,437
Anheuser-Busch InBev Finance, Gtd. Notes	4.70	2/1/36	590,000		608,100
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/43	700,000		648,843
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/28	500,000		498,155
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/48	500,000		495,075

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Staples - 1.5% (continued)
BAT Capital, Gtd. Notes	2.76	8/15/22	350,000	[b]	336,246
BAT Capital, Gtd. Notes	3.22	8/15/24	310,000	[b]	294,619
BAT Capital, Gtd. Notes	3.56	8/15/27	310,000	[b]	291,077
BAT Capital, Gtd. Notes	4.39	8/15/37	180,000	[b]	172,701
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/25	400,000		382,842
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/28	80,000		77,673
Church & Dwight Co., Sr. Unscd. Notes	3.95	8/1/47	300,000		272,321
Clorox, Sr. Unscd. Notes	3.80	11/15/21	200,000		204,001
Coca-Cola, Sr. Unscd. Notes	3.30	9/1/21	750,000		758,814
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/23	165,000		162,075
Diageo Investment, Gtd. Notes	4.25	5/11/42	250,000		258,719
General Mills, Sr. Unscd. Notes	4.20	4/17/28	110,000		108,507
General Mills, Sr. Unscd. Notes	5.40	6/15/40	300,000		322,428
JM Smucker, Sr. Unscd. Notes	2.50	3/15/20	500,000		494,951
Kellogg, Sr. Unscd. Notes	4.15	11/15/19	400,000		406,791
Kellogg, Sr. Unscd. Notes	2.65	12/1/23	300,000		284,152
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	390,000		387,347
Kraft Heinz Foods, Gtd. Notes	6.75	3/15/32	525,000		624,617
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/46	400,000		357,086
Kroger, Gtd. Notes	7.50	4/1/31	400,000		500,045
Kroger, Sr. Unscd. Notes	3.30	1/15/21	300,000		300,402
Kroger, Sr. Unscd. Notes	3.70	8/1/27	300,000		285,687
Molson Coors Brewing, Gtd. Notes	2.10	7/15/21	500,000		479,478

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Staples - 1.5% (continued)
Molson Coors Brewing, Gtd. Notes	4.20	7/15/46	150,000	136,691
PepsiCo, Sr. Unscd. Notes	2.15	10/14/20	810,000	797,559
PepsiCo, Sr. Unscd. Notes	3.50	7/17/25	500,000	498,636
PepsiCo, Sr. Unscd. Notes	4.88	11/1/40	500,000	556,667
PepsiCo, Sr. Unscd. Notes	4.45	4/14/46	210,000	219,175
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/42	650,000	647,138
Procter & Gamble, Sr. Unscd. Notes	2.30	2/6/22	500,000	487,677
Reynolds American, Gtd. Notes	5.70	8/15/35	240,000	265,067
Sysco, Gtd. Notes	5.38	9/21/35	200,000	219,666
Tyson Foods, Gtd. Bonds	5.15	8/15/44	250,000	265,054
Unilever Capital, Gtd. Notes	5.90	11/15/32	250,000	308,383
				18,001,879
Energy - 2.5%
Anadarko Petroleum, Sr. Unscd. Notes	6.45	9/15/36	150,000	178,093
Anadarko Petroleum, Sr. Unscd. Notes	6.60	3/15/46	250,000	309,174
Apache, Sr. Unscd. Notes	6.00	1/15/37	380,000	426,665
Baker Hughes, Sr. Unscd. Notes	3.20	8/15/21	382,000	382,826
BP Capital Markets, Gtd. Notes	3.25	5/6/22	700,000	698,525
BP Capital Markets, Gtd. Notes	2.50	11/6/22	800,000	770,792
BP Capital Markets, Gtd. Notes	3.28	9/19/27	110,000	105,541
Canadian Natural Resources, Sr. Unscd. Notes	3.90	2/1/25	250,000	246,706
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/38	200,000	239,355
Chevron, Sr. Unscd. Notes	2.42	11/17/20	640,000	636,212
Chevron, Sr. Unscd. Notes	3.33	11/17/25	165,000	162,753

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Chevron, Sr. Unscd. Notes	2.95	5/16/26	295,000		282,111
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/23	500,000		478,442
Columbia Pipeline Group, Gtd. Notes	3.30	6/1/20	500,000		498,873
Concho Resources, Gtd. Notes	4.88	10/1/47	60,000		61,054
ConocoPhillips, Gtd. Notes	4.95	3/15/26	150,000		161,783
ConocoPhillips, Gtd. Notes	5.95	3/15/46	250,000		319,239
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/29	125,000		156,273
Devon Energy, Sr. Unscd. Notes	5.85	12/15/25	71,000		79,098
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/44	250,000		236,091
Enbridge, Sr. Unscd. Notes	4.25	12/1/26	500,000		495,581
Enbridge Energy Partners, Sr. Unscd. Notes	5.88	10/15/25	250,000		273,081
Enbridge Energy Partners, Sr. Unscd. Notes	5.50	9/15/40	370,000		390,998
Enbridge Energy Partners, Sr. Unscd. Notes	5.15	2/1/43	500,000		451,750
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/26	350,000	[a]	350,160
Enterprise Products Operating, Gtd. Notes	3.35	3/15/23	600,000		594,144
Enterprise Products Operating, Gtd. Notes	3.70	2/15/26	200,000		195,918
Enterprise Products Operating, Gtd. Notes	4.90	5/15/46	500,000		516,718
Enterprise Products Operating, Gtd. Notes	4.25	2/15/48	75,000		70,303
EOG Resources, Sr. Unscd. Notes	3.90	4/1/35	400,000		387,338
Exxon Mobil, Sr. Unscd. Notes	2.22	3/1/21	500,000		492,045
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/46	500,000		511,303
Halliburton, Sr. Unscd. Notes	3.80	11/15/25	415,000		412,453
Hess, Sr. Unscd. Bonds	5.60	2/15/41	250,000		252,804

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Hess, Sr. Unscd. Notes	4.30	4/1/27	250,000	243,202
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/26	480,000	513,717
Kerr-McGee, Gtd. Notes	6.95	7/1/24	300,000	345,128
Kinder Morgan Energy Partners, Gtd. Notes	5.00	10/1/21	300,000	311,398
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/23	500,000	486,260
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/31	350,000	413,459
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/43	300,000	279,121
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/37	300,000	363,427
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/44	500,000	493,873
MPLX, Sr. Unscd. Notes	4.88	12/1/24	500,000	518,469
MPLX, Sr. Unscd. Notes	4.50	4/15/38	105,000	101,613
MPLX, Sr. Unscd. Notes	5.20	3/1/47	130,000	133,053
MPLX, Sr. Unscd. Notes	4.90	4/15/58	115,000	105,152
Nexen Energy, Gtd. Notes	5.88	3/10/35	125,000	144,375
Noble Energy, Sr. Unscd. Notes	4.15	12/15/21	539,000	548,276
Noble Energy, Sr. Unscd. Notes	3.90	11/15/24	500,000	497,107
Occidental Petroleum, Sr. Unscd. Notes	3.00	2/15/27	300,000	284,428
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/47	310,000	304,763
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	400,000	410,632
ONEOK, Gtd. Notes	4.00	7/13/27	300,000	291,778
ONEOK Partners, Gtd. Notes	5.00	9/15/23	500,000	521,969
ONEOK Partners, Gtd. Notes	6.85	10/15/37	60,000	72,418
Phillips 66, Gtd. Notes	4.88	11/15/44	202,000	211,137

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/22	500,000	507,617
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/23	300,000	292,819
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/45	250,000	231,322
Regency Energy Finance, Gtd. Notes	4.50	11/1/23	750,000	756,206
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/23	300,000	319,954
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/27	600,000	617,729
Shell International Finance, Gtd. Notes	4.30	9/22/19	850,000	869,861
Shell International Finance, Gtd. Notes	1.88	5/10/21	485,000	469,759
Shell International Finance, Gtd. Notes	3.25	5/11/25	560,000	550,913
Shell International Finance, Gtd. Notes	2.88	5/10/26	185,000	175,975
Shell International Finance, Gtd. Notes	4.13	5/11/35	260,000	265,225
Spectra Energy Partners, Sr. Unscd. Notes	5.95	9/25/43	200,000	225,278
Statoil, Gtd. Notes	2.65	1/15/24	500,000	480,338
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/38	300,000	382,745
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/47	50,000	47,799
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/23	200,000	193,473
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/43	200,000	177,996
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/47	110,000	103,939
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/37	70,000	88,920
Total Capital, Gtd. Notes	4.45	6/24/20	450,000	464,255
Total Capital International, Gtd. Notes	3.75	4/10/24	340,000	344,009
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/23	500,000	503,274
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/37	75,000	90,747

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/39	300,000	410,650
Valero Energy, Gtd. Notes	7.50	4/15/32	170,000	219,837
Valero Energy, Sr. Unscd. Notes	6.63	6/15/37	315,000	393,591
Williams Partners, Sr. Unscd. Notes	4.13	11/15/20	500,000	506,637
Williams Partners, Sr. Unscd. Notes	4.00	9/15/25	100,000	97,269
Williams Partners, Sr. Unscd. Notes	3.75	6/15/27	150,000	141,228
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	400,000	452,094
				29,800,416
Financials - 7.9%
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/22	500,000	500,933
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/22	500,000	491,436
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/25	250,000	241,859
Aflac, Sr. Unscd. Notes	3.63	6/15/23	300,000	302,758
Air Lease, Sr. Unscd. Notes	3.75	2/1/22	100,000	100,194
Allstate, Sub. Debs., Ser. B	5.75	8/15/53	300,000	310,500
American Express, Sub. Notes	3.63	12/5/24	500,000	490,288
American Express Credit, Sr. Unscd. Notes	2.25	8/15/19	750,000	745,727
American Honda Finance, Sr. Unscd. Bonds, Ser. A	2.15	3/13/20	350,000	345,363
American International Group, Jr. Sub. Notes, Ser. A-9	5.75	4/1/48	300,000	302,250
American International Group, Sr. Unscd. Notes	4.88	6/1/22	400,000	418,703
American International Group, Sr. Unscd. Notes	4.20	4/1/28	90,000	89,405
American International Group, Sr. Unscd. Notes	3.88	1/15/35	500,000	459,820
American International Group, Sr. Unscd. Notes	4.75	4/1/48	60,000	59,977
Aon, Gtd. Notes	4.60	6/14/44	500,000	498,431

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Ares Capital, Sr. Unscd. Notes	3.50	2/10/23	300,000		286,979
Australia & New Zealand Banking Group, Sr. Unscd. Bonds	1.60	7/15/19	500,000		492,358
Australia & New Zealand Banking Group, Sr. Unscd. Notes	2.30	6/1/21	350,000		340,129
AXA, Sub. Bonds	8.60	12/15/30	165,000		223,575
Axa Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/28	90,000	[b]	87,847
Banco Santander, Sr. Unscd. Notes	3.80	2/23/28	400,000		378,996
Bank of America, Sr. Unscd. Notes	5.63	7/1/20	800,000		842,645
Bank of America, Sr. Unscd. Notes	2.63	4/19/21	610,000		599,815
Bank of America, Sr. Unscd. Notes	2.37	7/21/21	500,000		490,617
Bank of America, Sr. Unscd. Notes	3.00	12/20/23	344,000	[b]	333,837
Bank of America, Sr. Unscd. Notes	4.13	1/22/24	500,000		512,029
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	1,030,000		994,678
Bank of America, Sr. Unscd. Notes	3.82	1/20/28	310,000		302,037
Bank of America, Sr. Unscd. Notes	3.97	3/5/29	150,000		147,315
Bank of America, Sr. Unscd. Notes	4.24	4/24/38	160,000		155,993
Bank of America, Sr. Unscd. Notes	5.00	1/21/44	500,000		536,753
Bank of America, Sr. Unscd. Notes	3.95	1/23/49	75,000		69,135
Bank of America, Sub. Notes, Ser. L	4.18	11/25/27	500,000		486,173
Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/21	600,000		592,782
Bank of Nova Scotia, Sub. Notes	4.50	12/16/25	500,000		504,369
Barclays, Sr. Unscd. Notes	3.20	8/10/21	500,000		493,551
Barclays, Sr. Unscd. Notes	4.38	1/12/26	200,000		198,190
Barclays, Sr. Unscd. Notes	4.34	1/10/28	200,000		195,381

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Barclays Bank, Sub. Notes	5.14	10/14/20	500,000	515,579
BB&T, Sr. Unscd. Notes	2.45	1/15/20	1,000,000	991,422
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/26	500,000	481,752
BlackRock, Sr. Unscd. Notes	3.50	3/18/24	250,000	249,257
BlackRock, Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	250,000	258,733
BNP Paribas, Gtd. Notes	5.00	1/15/21	500,000	524,639
BPCE, Gtd. Notes	4.00	4/15/24	200,000	200,623
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/25	250,000	247,455
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/21	300,000	311,892
Capital One Financial, Sub. Notes	3.75	7/28/26	750,000	702,541
Chubb, Gtd. Notes	6.00	5/11/37	540,000	674,426
Chubb INA Holdings, Gtd. Notes	3.35	5/15/24	250,000	246,928
Citigroup, Sr. Unscd. Bonds	2.90	12/8/21	500,000	490,630
Citigroup, Sr. Unscd. Bonds	4.28	4/24/48	80,000	78,080
Citigroup, Sr. Unscd. Notes	2.40	2/18/20	250,000	247,389
Citigroup, Sr. Unscd. Notes	2.65	10/26/20	1,250,000	1,233,440
Citigroup, Sr. Unscd. Notes	2.88	7/24/23	500,000	483,978
Citigroup, Sr. Unscd. Notes	6.63	1/15/28	100,000	116,508
Citigroup, Sr. Unscd. Notes	3.67	7/24/28	500,000	477,053
Citigroup, Sr. Unscd. Notes	4.08	4/23/29	100,000	97,975
Citigroup, Sr. Unscd. Notes	3.88	1/24/39	60,000	55,812
Citigroup, Sr. Unscd. Notes	5.88	1/30/42	400,000	474,324
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	350,000	359,882

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Citigroup, Sub. Notes	4.05	7/30/22	250,000	253,022
Citigroup, Sub. Notes	5.50	9/13/25	500,000	533,987
Citizens Bank, Sr. Unscd. Notes	2.45	12/4/19	500,000	495,157
CME Group, Sr. Unscd. Notes	3.00	3/15/25	250,000	241,309
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/22	1,000,000	995,249
Cooperatieve Rabobank, Sr. Unscd. Notes	2.50	1/19/21	400,000	393,250
Credit Suisse, Sr. Unscd. Notes	4.38	8/5/20	1,000,000	1,025,920
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/25	500,000	484,446
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/45	280,000	289,693
Deutsche Bank, Sr. Unscd. Notes	4.25	10/14/21	290,000	292,918
Discover Bank, Sr. Unscd. Bonds	3.45	7/27/26	500,000	465,976
Discover Bank, Sr. Unscd. Notes	4.25	3/13/26	400,000	394,335
Fidelity National Information Services, Sr. Unscd. Notes	3.63	10/15/20	450,000	454,756
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/22	600,000	600,024
First American Financial, Sr. Unscd. Notes	4.60	11/15/24	500,000	500,547
First Republic Bank, Sr. Unscd. Bonds	2.38	6/17/19	500,000	496,497
First Tennessee Bank, Sr. Unscd. Notes	2.95	12/1/19	500,000	496,830
Fiserv, Sr. Unscd. Notes	4.63	10/1/20	400,000	412,594
Ford Motor Credit, Sr. Unscd. Notes	8.13	1/15/20	571,000	616,243
Ford Motor Credit, Sr. Unscd. Notes	3.20	1/15/21	750,000	743,689
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/23	400,000	403,300
GE Capital International Funding, Gtd. Notes	4.42	11/15/35	1,000,000	957,086
General Electric, Sr. Unscd. Notes	2.20	1/9/20	500,000	493,699

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
General Electric, Sr. Unscd. Notes	4.65	10/17/21	650,000	677,884
General Motors Financial, Gtd. Notes	2.35	10/4/19	500,000	494,920
General Motors Financial, Gtd. Notes	3.20	7/13/20	500,000	498,755
General Motors Financial, Gtd. Notes	4.30	7/13/25	500,000	492,214
Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/29	200,000	198,065
Goldman Sachs Group, Sr. Unscd. Notes	2.60	4/23/20	500,000	495,733
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	1,000,000	991,010
Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/21	500,000	482,835
Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/23	500,000	497,868
Goldman Sachs Group, Sr. Unscd. Notes	3.75	5/22/25	1,000,000	977,623
Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/27	730,000	706,877
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/29	150,000	143,244
Goldman Sachs Group, Sr. Unscd. Notes	4.41	4/23/39	100,000	97,547
Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/41	700,000	844,142
Goldman Sachs Group, Sub. Notes	4.25	10/21/25	130,000	128,729
Goldman Sachs Group, Sub. Notes	6.75	10/1/37	500,000	606,358
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/21	600,000	601,749
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/21	750,000	788,032
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/26	295,000	291,558
HSBC Holdings, Sub. Notes	4.25	3/14/24	500,000	499,266
HSBC Holdings, Sub. Notes	6.50	5/2/36	850,000	1,035,361
Industrial & Commercial Bank of China, Sr. Unscd. Bonds	2.45	10/20/21	500,000	481,726
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.91	11/13/20	300,000	295,297

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
ING Groep, Sr. Unscd. Notes	3.15	3/29/22	300,000	296,114
Intercontinental Exchange, Gtd. Notes	4.00	10/15/23	350,000	358,003
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/24	400,000	418,003
Invesco Finance, Gtd. Notes	4.00	1/30/24	250,000	254,355
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/27	35,000	38,708
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/23	150,000	157,039
John Deere Capital, Sr. Unscd. Notes	1.25	10/9/19	500,000	489,636
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/21	300,000	299,525
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/23	500,000	486,989
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/38	650,000	816,641
JPMorgan Chase & Co., Sr. Unscd. Notes	2.25	1/23/20	1,000,000	988,769
JPMorgan Chase & Co., Sr. Unscd. Notes	4.25	10/15/20	500,000	513,188
JPMorgan Chase & Co., Sr. Unscd. Notes	3.09	4/26/21	300,000	299,801
JPMorgan Chase & Co., Sr. Unscd. Notes	2.40	6/7/21	1,240,000	1,208,157
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/23	1,000,000	986,170
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/23	300,000	291,677
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/26	500,000	475,664
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/29	135,000	127,881
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/29	200,000	196,471
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/48	400,000	386,535
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/48	200,000	182,664
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/49	105,000	94,646
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/24	500,000	493,435

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/26	500,000	495,337
KeyBank, Sr. Unscd. Notes	3.30	6/1/25	400,000	388,076
KeyBank, Sub. Notes	6.95	2/1/28	100,000	121,134
Lazard Group, Sr. Unscd. Notes	4.25	11/14/20	250,000	255,623
Legg Mason, Sr. Unscd. Notes	5.63	1/15/44	200,000	213,071
Lincoln National, Sr. Unscd. Notes	3.63	12/12/26	500,000	485,880
Lincoln National, Sr. Unscd. Notes	6.15	4/7/36	39,000	45,706
Llyods Banking Group, Sub. Notes	4.58	12/10/25	820,000	811,311
Loews, Sr. Unscd. Notes	2.63	5/15/23	250,000	239,775
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	2.10	2/6/20	500,000	491,931
Marsh & McLennan Cos., Sr. Unscd. Notes	2.35	3/6/20	250,000	246,520
Marsh & McLennan Cos., Sr. Unscd. Notes	5.88	8/1/33	275,000	326,637
MetLife, Sr. Unscd. Notes	3.60	4/10/24	250,000	250,217
MetLife, Sr. Unscd. Notes	6.38	6/15/34	350,000	431,175
MetLife, Sr. Unscd. Notes	4.05	3/1/45	400,000	376,470
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/22	500,000	492,013
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/27	500,000	491,196
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/21	500,000	481,426
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/26	500,000	460,246
Morgan Stanley, Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,359,128
Morgan Stanley, Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,040,810
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/23	150,000	146,706
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/23	500,000	501,976

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/25	500,000	498,524
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/27	380,000	366,512
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/29	180,000	173,013
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/32	300,000	388,611
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/47	500,000	485,702
Morgan Stanley, Sub. Notes	4.10	5/22/23	500,000	503,728
Morgan Stanley, Sub. Notes	3.95	4/23/27	500,000	480,837
Nasdaq, Sr. Unscd. Notes	4.25	6/1/24	250,000	252,356
National Australia Bank, Sr. Unscd. Bonds	2.50	7/12/26	500,000	452,226
National Australia Bank, Sr. Unscd. Notes	2.63	7/23/20	260,000	257,359
National City, Sub. Notes	6.88	5/15/19	600,000	624,828
Nomura Holdings, Sr. Unscd. Notes	6.70	3/4/20	350,000	370,734
Northern Trust, Sub. Notes	3.95	10/30/25	846,000	864,378
PartnerRe Finance, Gtd. Notes	5.50	6/1/20	159,000	165,285
PNC Bank, Sr. Unscd. Notes	2.60	7/21/20	500,000	494,873
PNC Bank, Sr. Unscd. Notes	2.63	2/17/22	500,000	486,856
PNC Bank, Sub. Notes	3.80	7/25/23	500,000	502,987
Progressive, Sr. Unscd. Notes	6.63	3/1/29	100,000	122,538
Progressive, Sr. Unscd. Notes	4.35	4/25/44	250,000	253,816
Progressive, Sr. Unscd. Notes	4.13	4/15/47	70,000	69,170
Prudential Financial, Jr. Sub. Notes	5.20	3/15/44	550,000	553,437
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/44	400,000	413,477
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/23	350,000	360,522

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	2.15	3/6/20	750,000	738,810
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.80	4/5/26	500,000	510,318
Santander UK, Sr. Unscd. Notes	2.38	3/16/20	750,000	740,464
Santander UK Group Holdings, Sr. Unscd. Notes	2.88	10/16/20	500,000	495,033
Skandinaviska Enskilda, Sr. Unscd. Bonds	1.50	9/13/19	500,000	490,345
Skandinaviska Enskilda, Sr. Unscd. Notes	1.88	9/13/21	250,000	238,072
State Street, Sr. Unscd. Notes	2.55	8/18/20	310,000	307,689
State Street, Sr. Unscd. Notes	3.70	11/20/23	250,000	254,050
State Street, Sr. Unscd. Notes	3.55	8/18/25	290,000	288,466
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/23	290,000	282,511
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/26	500,000	495,331
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/27	160,000	154,290
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/23	500,000	481,196
Svenska Handelsbanken, Gtd. Notes	2.25	6/17/19	500,000	496,833
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/24	500,000	492,430
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/22	200,000	196,636
Toronto-Dominion Bank, Sr. Unscd. Notes	2.50	12/14/20	500,000	492,370
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/20	500,000	493,637
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/23	500,000	485,095
Travelers Cos., Sr. Unscd. Notes	3.90	11/1/20	500,000	508,854
Trinity Acquisition, Gtd. Notes	3.50	9/15/21	500,000	498,491
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/22	900,000	891,740
Visa, Sr. Unscd. Notes	2.20	12/14/20	400,000	394,149

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Visa, Sr. Unscd. Notes	4.15	12/14/35	270,000	280,822
Visa, Sr. Unscd. Notes	4.30	12/14/45	200,000	207,311
Visa, Sr. Unscd. Notes	3.65	9/15/47	55,000	51,778
Wells Fargo & Co., Sr. Unscd. Notes	2.10	7/26/21	620,000	595,894
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/23	470,000	457,640
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/25	500,000	483,995
Wells Fargo & Co., Sub. Notes	4.10	6/3/26	500,000	489,133
Wells Fargo & Co., Sub. Notes	4.30	7/22/27	500,000	494,218
Wells Fargo & Co., Sub. Notes	4.65	11/4/44	1,000,000	963,086
Wells Fargo & Co., Sub. Notes	4.75	12/7/46	500,000	491,471
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/23	500,000	489,860
Wells Fargo Bank, Sr. Unscd. Notes	2.15	12/6/19	500,000	494,680
Westpac Banking, Sr. Unscd. Notes	2.60	11/23/20	1,000,000	986,787
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/26	200,000	185,482
XLIT, Gtd. Notes	6.38	11/15/24	350,000	395,455
				95,159,092
Foreign/Governmental - 4.4%
African Development Bank, Sr. Unscd. Bonds	2.38	9/23/21	500,000	492,168
African Development Bank, Sr. Unscd. Notes	1.38	2/12/20	500,000	489,334
African Development Bank, Sr. Unscd. Notes	2.63	3/22/21	500,000	497,524
AID-Israel, Govt. Gtd. Bonds	5.50	9/18/23	450,000	507,053
Asian Development Bank, Sr. Unscd. Notes	1.75	6/8/21	500,000	484,312
Asian Development Bank, Sr. Unscd. Notes	1.75	9/13/22	295,000	281,033
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/23	500,000	495,526

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.4% (continued)
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/25	1,000,000	[a]	937,182
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/28	90,000		87,475
Chilean Government, Sr. Unscd. Notes	3.13	3/27/25	500,000		487,000
Colombian Government, Sr. Unscd. Bonds	5.00	6/15/45	500,000		496,250
Colombian Government, Sr. Unscd. Notes	3.88	4/25/27	500,000		483,125
Corporacion Andina de Fomento, Sr. Unscd. Notes	8.13	6/4/19	500,000		528,665
Council of Europe Development Bank, Sr. Unscd. Notes	1.75	11/14/19	500,000		493,896
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/21	500,000		480,703
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/43	300,000		343,125
European Bank for Reconstruction and Development, Sr. Unscd. Bonds	1.75	11/26/19	1,000,000		987,687
European Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	6/14/19	500,000		496,037
European Investment Bank, Sr. Unscd. Bonds	2.88	9/15/20	1,000,000		1,003,603
European Investment Bank, Sr. Unscd. Notes	1.25	5/15/19	560,000		553,236
European Investment Bank, Sr. Unscd. Notes	1.75	6/17/19	1,500,000		1,488,172
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/21	1,000,000		978,911
European Investment Bank, Sr. Unscd. Notes	2.25	3/15/22	500,000		488,791
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/23	305,000		298,905
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/25	1,000,000	[a]	927,629
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/27	500,000		472,160
Export Development Canada, Sr. Unscd. Bonds	1.75	8/19/19	400,000		396,052
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/24	500,000		504,175
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/21	500,000		473,602

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.4% (continued)
Finnish Government, Sr. Unscd. Bonds	6.95	2/15/26	25,000		30,579
FMS Wertmanagement, Gov't. Gtd. Notes	1.75	3/17/20	750,000		737,226
Hungarian Government, Sr. Unscd. Notes	6.38	3/29/21	500,000		539,480
Hungarian Government, Sr. Unscd. Notes	7.63	3/29/41	300,000		423,545
Indonesian Government, Sr. Unscd. Notes	2.95	1/11/23	300,000		289,048
Indonesian Government, Sr. Unscd. Notes	3.50	1/11/28	300,000	[a]	281,836
Indonesian Government, Sr. Unscd. Notes	4.35	1/11/48	300,000	[a]	279,287
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/25	1,000,000		949,214
Inter-American Development Bank, Sr. Unscd. Notes	3.88	9/17/19	1,000,000		1,018,247
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/22	370,000		361,081
Inter-American Development Bank, Unscd. Notes	1.63	5/12/20	400,000		392,905
Inter-American Development Bank, Unscd. Notes	2.50	1/18/23	225,000		220,853
International Bank for Reconstruction and Development, Sr. Unscd. Bonds	7.63	1/19/23	300,000		361,051
International Bank for Reconstruction and Development, Sr. Unscd. Bonds	2.50	7/29/25	1,000,000		965,621
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	10/7/19	500,000		495,564
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.38	9/20/21	430,000		409,958
International Bank for Reconstruction and Development, Sr. Unscd. Notes	2.00	1/26/22	620,000		601,319
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	4/19/23	500,000		472,839
International Finance, Sr. Unscd. Bonds	1.63	7/16/20	200,000		195,387
Italian Government, Sr. Unscd. Notes	6.88	9/27/23	400,000		462,820

28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.4% (continued)
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/26	500,000		449,579
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/20/21	490,000		474,588
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.75	1/21/26	750,000		723,201
KFW, Gov't. Gtd. Bonds	4.00	1/27/20	1,000,000		1,023,231
KFW, Gov't. Gtd. Bonds	2.13	6/15/22	320,000		310,471
KFW, Gov't. Gtd. Bonds	0.00	6/29/37	250,000	[c]	134,952
KFW, Govt. Gtd. Notes	2.38	12/29/22	305,000		297,462
KFW, Gov't. Gtd. Notes	4.88	6/17/19	1,000,000		1,026,571
KFW, Gov't. Gtd. Notes	1.63	3/15/21	1,900,000		1,840,293
KFW, Gov't. Gtd. Notes	1.50	6/15/21	765,000	[a]	735,160
KFW, Gov't. Gtd. Notes	2.13	3/7/22	620,000		602,698
KFW, Gov't. Gtd. Notes	2.00	5/2/25	1,100,000		1,027,328
Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/23	300,000		287,421
Landwirtschaftliche Rentenbank, Gov't. Gtd. Notes	2.38	6/10/25	500,000	[a]	477,601
Mexican Government, Sr. Unscd. Notes	3.63	3/15/22	500,000		503,660
Mexican Government, Sr. Unscd. Notes	3.60	1/30/25	250,000		243,750
Mexican Government, Sr. Unscd. Notes	4.15	3/28/27	345,000	[a]	340,515
Mexican Government, Sr. Unscd. Notes	5.55	1/21/45	850,000		906,567
Mexican Government, Sr. Unscd. Notes	4.60	1/23/46	600,000		551,400
Oesterreichische Kontrollbank, Gov't. Gtd. Notes	1.50	10/21/20	500,000		484,411
Panamanian Government, Sr. Unscd. Bonds	5.20	1/30/20	200,000		208,200
Panamanian Government, Sr. Unscd. Bonds	6.70	1/26/36	400,000		496,000
Panamanian Government, Sr. Unscd. Bonds	4.50	4/16/50	200,000		193,390

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.4% (continued)
Peruvian Government, Sr. Unscd. Bonds	7.35	7/21/25	500,000		615,250
Peruvian Government, Sr. Unscd. Bonds	6.55	3/14/37	370,000		466,755
Petroleos Mexicanos, Gtd. Bonds	5.50	6/27/44	500,000		422,845
Petroleos Mexicanos, Gtd. Notes	6.00	3/5/20	500,000		519,375
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/24	500,000		497,250
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/27	570,000		589,522
Petroleos Mexicanos, Gtd. Notes	6.75	9/21/47	750,000		727,125
Petroleos Mexicanos, Sr. Unscd. Notes	5.35	2/12/28	195,000	[b]	186,498
Petroleos Mexicanos, Sr. Unscd. Notes	6.35	2/12/48	500,000	[b]	461,000
Philippine Government, Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,140,105
Philippine Government, Sr. Unscd. Bonds	3.70	2/2/42	400,000		373,853
Polish Government, Sr. Unscd. Notes	6.38	7/15/19	500,000		521,315
Polish Government, Sr. Unscd. Notes	5.00	3/23/22	650,000		690,524
Province of Alberta Canada, Sr. Unscd. Bonds	1.90	12/6/19	500,000		493,600
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/28	80,000		79,436
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,116,764
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/21	450,000		527,605
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	1,550,000		1,579,221
Province of Quebec Canada, Bonds, Ser. NJ	7.50	7/15/23	200,000		238,924
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		750,964
Swedish Export Credit, Sr. Unscd. Notes	1.88	6/17/19	400,000		396,998
Uruguayan Government, Sr. Unscd. Bonds	7.63	3/21/36	300,000		391,590
Uruguayan Government, Sr. Unscd. Bonds	4.98	4/20/55	105,000		101,325

30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.4% (continued)
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	400,000		412,260
				52,779,744
Health Care - 2.7%
Abbott Laboratories, Sr. Unscd. Notes	2.90	11/30/21	600,000		592,734
Abbott Laboratories, Sr. Unscd. Notes	3.25	4/15/23	500,000		491,463
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/46	250,000		269,558
AbbVie, Sr. Unscd. Notes	2.90	11/6/22	1,000,000		974,253
AbbVie, Sr. Unscd. Notes	3.60	5/14/25	170,000		165,185
AbbVie, Sr. Unscd. Notes	4.30	5/14/36	235,000		227,403
AbbVie, Sr. Unscd. Notes	4.45	5/14/46	330,000		316,617
Aetna, Sr. Unscd. Notes	6.63	6/15/36	150,000		190,231
Aetna, Sr. Unscd. Notes	4.75	3/15/44	250,000		254,651
Allergan Funding, Gtd. Notes	3.00	3/12/20	795,000		789,947
Allergan Funding, Gtd. Notes	3.80	3/15/25	500,000		479,986
Allergan Funding, Gtd. Notes	4.75	3/15/45	400,000	[a]	378,297
Amgen, Sr. Unscd. Notes	4.10	6/15/21	500,000		511,874
Amgen, Sr. Unscd. Notes	2.60	8/19/26	1,000,000		902,398
Amgen, Sr. Unscd. Notes	4.66	6/15/51	300,000		300,159
Anthem, Sr. Unscd. Notes	3.30	1/15/23	500,000		492,220
Anthem, Sr. Unscd. Notes	4.38	12/1/47	100,000		93,084
AstraZeneca, Sr. Unscd. Notes	2.38	11/16/20	350,000		344,376
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/45	205,000		205,145
Baxalta, Gtd. Notes	2.88	6/23/20	240,000		237,631
Baxalta, Gtd. Notes	5.25	6/23/45	350,000		369,689

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.7% (continued)
Becton Dickinson, Sr. Unscd. Notes	3.13	11/8/21	500,000	492,232
Becton Dickinson, Sr. Unscd. Notes	3.73	12/15/24	386,000	376,819
Biogen, Sr. Unscd. Notes	4.05	9/15/25	500,000	501,535
Boston Scientific, Sr. Unscd. Notes	6.00	1/15/20	500,000	522,299
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/22	400,000	382,311
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/23	300,000	293,375
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/43	300,000	290,804
Celgene, Sr. Unscd. Notes	3.25	2/20/23	60,000	58,677
Celgene, Sr. Unscd. Notes	3.88	8/15/25	190,000	186,376
Celgene, Sr. Unscd. Notes	3.90	2/20/28	90,000	86,991
Celgene, Sr. Unscd. Notes	4.35	11/15/47	90,000	82,176
Celgene, Sr. Unscd. Notes	4.55	2/20/48	90,000	85,015
Cigna, Sr. Unscd. Notes	4.50	3/15/21	300,000	307,598
Cigna, Sr. Unscd. Notes	3.88	10/15/47	75,000	65,361
Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/14	150,000	156,481
CVS Health, Sr. Unscd. Notes	3.13	3/9/20	400,000	400,197
CVS Health, Sr. Unscd. Notes	3.35	3/9/21	400,000	401,039
CVS Health, Sr. Unscd. Notes	3.70	3/9/23	500,000	498,627
CVS Health, Sr. Unscd. Notes	4.10	3/25/25	400,000	398,844
CVS Health, Sr. Unscd. Notes	4.30	3/25/28	640,000	632,042
CVS Health, Sr. Unscd. Notes	4.78	3/25/38	500,000	494,761
CVS Health, Sr. Unscd. Notes	5.05	3/25/48	550,000	562,770
Danaher, Sr. Unscd. Notes	4.38	9/15/45	250,000	262,465

32

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.7% (continued)
Dignity Health, Scd. Bonds	2.64	11/1/19	300,000	297,942
Dignity Health, Scd. Bonds	5.27	11/1/64	304,000	309,596
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/27	500,000	480,735
Eli Lilly & Co., Sr. Unscd. Notes	5.55	3/15/37	200,000	241,011
Express Scripts Holding, Gtd. Notes	3.40	3/1/27	250,000	230,476
Express Scripts Holding, Gtd. Notes	4.80	7/15/46	250,000	243,154
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/21	500,000	517,831
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/35	190,000	197,923
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/44	500,000	522,879
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/47	220,000	210,376
GlaxoSmithKline Capital, Gtd. Notes	2.85	5/8/22	500,000	492,292
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/23	300,000	292,244
Humana, Sr. Unscd. Notes	3.85	10/1/24	500,000	500,591
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/33	170,000	193,758
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/21	525,000	510,046
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/26	380,000	353,140
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/47	350,000	341,550
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/48	50,000	46,466
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/27	500,000	478,780
Laboratory Corporation of America Holdings, Sr. Unscd. Notes	4.00	11/1/23	400,000	404,199
McKesson, Sr. Unscd. Notes	4.75	3/1/21	500,000	517,711
Medtronic, Gtd. Notes	3.50	3/15/25	550,000	544,484
Medtronic, Gtd. Notes	4.63	3/15/44	600,000	641,259

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.7% (continued)
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/55	200,000	201,741
Merck & Co., Sr. Unscd. Notes	2.75	2/10/25	500,000	478,169
Mylan, Gtd. Notes	3.15	6/15/21	200,000	196,437
Mylan, Gtd. Notes	5.40	11/29/43	300,000	305,301
Northwell Healthcare, Scd. Notes	3.98	11/1/46	250,000	230,227
Novartis Capital, Gtd. Notes	4.40	5/6/44	340,000	365,924
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/26	200,000	199,005
Pfizer, Sr. Unscd. Notes	2.10	5/15/19	250,000	248,883
Pfizer, Sr. Unscd. Notes	1.95	6/3/21	355,000	345,483
Pfizer, Sr. Unscd. Notes	2.75	6/3/26	470,000	441,620
Pfizer, Sr. Unscd. Notes	3.00	12/15/26	250,000	239,458
Pfizer, Sr. Unscd. Notes	4.13	12/15/46	300,000	296,977
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/47	250,000	231,396
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/25	500,000	487,309
Sanofi, Sr. Unscd. Notes	4.00	3/29/21	550,000	564,819
Stryker, Sr. Unscd. Notes	3.50	3/15/26	250,000	246,108
Stryker, Sr. Unscd. Notes	4.38	5/15/44	250,000	247,795
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/44	250,000	278,762
Trinity Health, Scd. Bonds	4.13	12/1/45	200,000	197,205
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/21	350,000	345,768
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/25	330,000	329,957
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/38	410,000	551,503
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	280,000	300,435

34

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.7% (continued)
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/47	70,000		64,798
Wyeth, Gtd. Notes	6.50	2/1/34	200,000		255,495
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/25	250,000		240,967
				32,585,681
Industrials - 1.6%
3M, Sr. Unscd. Notes	2.25	9/19/26	500,000		451,289
Allegion US Holding, Gtd. Notes	3.20	10/1/24	400,000		382,000
American Airlines, Ser. 2016-1 Cl. AA, Scd. Notes	3.58	7/15/29	505,831		501,167
Burlington Northern Santa Fe, Sr. Unscd. Debs.	3.05	3/15/22	200,000		198,798
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/25	100,000		121,325
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/37	300,000		379,218
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/44	300,000		313,807
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	5/15/45	220,000		268,278
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/36	237,000		299,783
Caterpillar, Sr. Unscd. Notes	2.60	6/26/22	800,000		780,208
Caterpillar, Sr. Unscd. Notes	4.30	5/15/44	200,000	[a]	209,161
Corning, Sr. Unscd. Notes	4.38	11/15/57	50,000		44,543
CSX, Sr. Unscd. Notes	3.70	11/1/23	500,000		503,814
CSX, Sr. Unscd. Notes	3.80	3/1/28	200,000		197,048
CSX, Sr. Unscd. Notes	4.30	3/1/48	50,000		48,986
CSX, Sr. Unscd. Notes	4.50	8/1/54	250,000		244,087
Eaton, Gtd. Notes	4.15	11/2/42	400,000		385,540
Ecolab, Sr. Unscd. Notes	4.35	12/8/21	164,000		170,282
Ecolab, Sr. Unscd. Notes	2.70	11/1/26	250,000		230,980

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Industrials - 1.6% (continued)
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/23	260,000	251,490
FedEx, Gtd. Notes	4.00	1/15/24	250,000	256,171
FedEx, Gtd. Notes	4.75	11/15/45	400,000	405,038
Fortive, Sr. Unscd. Notes	2.35	6/15/21	250,000	242,507
General Electric, Sr. Unscd. Notes	4.50	3/11/44	500,000	482,510
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/42	500,000	499,306
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/45	100,000	108,197
Kansas City Southern, Gtd. Notes	4.95	8/15/45	300,000	317,676
Keysight Technologies, Sr. Unscd. Notes	3.30	10/30/19	500,000	498,833
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/35	500,000	467,731
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/26	235,000	231,764
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/42	500,000	483,244
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/41	350,000	375,573
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/24	300,000	303,077
Northrop Grumman, Sr. Unscd. Notes	3.50	3/15/21	200,000	202,254
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/47	160,000	148,746
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/31	500,000	667,578
Raytheon, Sr. Unscd. Debs.	7.20	8/15/27	150,000	189,058
Republic Services, Sr. Unscd. Notes	5.25	11/15/21	500,000	531,003
Rockwell Automation, Sr. Unscd. Notes	2.05	3/1/20	500,000	491,895
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/26	500,000	490,808
S&P Global, Gtd. Notes	4.40	2/15/26	230,000	238,639
Stanford Unversity, Unscd. Bonds	3.65	5/1/48	30,000	29,809

36

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Industrials - 1.6% (continued)
Textron, Sr. Unscd. Notes	4.00	3/15/26	500,000	496,501
Total System Services, Sr. Unscd. Notes	4.80	4/1/26	500,000	520,338
Union Pacific, Sr. Unscd. Notes	2.75	4/15/23	400,000	387,701
Union Pacific, Sr. Unscd. Notes	4.82	2/1/44	325,000	354,496
United Airlines, Pass Thru Certs., Ser. 2013-1 Cl. A	4.30	2/15/27	827,405	840,603
United Parcel Service, Sr. Unscd. Notes	3.13	1/15/21	500,000	502,796
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/47	80,000	74,718
United Technologies, Sr. Unscd. Notes	3.10	6/1/22	600,000	593,490
United Technologies, Sr. Unscd. Notes	3.13	5/4/27	110,000	101,605
United Technologies, Sr. Unscd. Notes	6.70	8/1/28	50,000	60,200
United Technologies, Sr. Unscd. Notes	5.70	4/15/40	300,000	341,185
United Technologies, Sr. Unscd. Notes	4.50	6/1/42	380,000	371,513
Waste Management, Gtd. Notes	3.50	5/15/24	500,000	496,414
Xylem, Sr. Unscd. Notes	4.88	10/1/21	21,000	21,992
Xylem, Sr. Unscd. Notes	4.38	11/1/46	250,000	249,300
				19,056,073
Information Technology - 1.8%
Adobe Systems, Sr. Unscd. Notes	3.25	2/1/25	500,000	492,089
Alphabet, Sr. Unscd. Notes	3.63	5/19/21	300,000	307,189
Alphabet, Sr. Unscd. Notes	2.00	8/15/26	300,000	268,198
Analog Devices, Sr. Unscd. Notes	2.95	1/12/21	300,000	297,872
Apple, Sr. Unscd. Notes	1.90	2/7/20	300,000	296,317
Apple, Sr. Unscd. Notes	2.00	5/6/20	510,000	503,095
Apple, Sr. Unscd. Notes	2.50	2/9/22	300,000	294,130

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.8% (continued)
Apple, Sr. Unscd. Notes	2.30	5/11/22	210,000		203,555
Apple, Sr. Unscd. Notes	2.40	1/13/23	160,000		154,000
Apple, Sr. Unscd. Notes	3.45	5/6/24	500,000		500,698
Apple, Sr. Unscd. Notes	3.35	2/9/27	500,000		489,547
Apple, Sr. Unscd. Notes	3.20	5/11/27	200,000		193,079
Apple, Sr. Unscd. Notes	4.45	5/6/44	500,000		519,690
Apple, Sr. Unscd. Notes	4.25	2/9/47	300,000		301,108
Apple, Sr. Unscd. Notes	3.75	9/12/47	75,000		70,168
Apple, Sr. Unscd. Notes	3.75	11/13/47	90,000	[a]	83,814
Applied Materials, Sr. Unscd. Notes	3.90	10/1/25	500,000		508,020
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/23	500,000		506,828
Autodesk, Sr. Unscd. Notes	4.38	6/15/25	250,000		253,812
Baidu, Sr. Unscd. Notes	2.75	6/9/19	400,000		398,032
Broadcom, Gtd. Notes	3.00	1/15/22	760,000		741,366
Broadcom, Gtd. Notes	3.88	1/15/27	300,000		286,657
Broadcom, Gtd. Notes	3.50	1/15/28	110,000		101,212
Dell International, Sr. Scd. Notes	3.48	6/1/19	420,000	[b]	421,044
Dell International, Sr. Scd. Notes	6.02	6/15/26	450,000	[b]	477,325
Dell International, Sr. Scd. Notes	8.35	7/15/46	260,000	[b]	320,341
eBay, Sr. Unscd. Notes	4.00	7/15/42	350,000		305,509
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/26	250,000		229,658
Harris, Sr. Unscd. Notes	5.05	4/27/45	350,000		382,941
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/25	500,000		514,483

38

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.8% (continued)
HP, Sr. Unscd. Notes	6.00	9/15/41	200,000		210,499
Intel, Sr. Unscd. Notes	3.30	10/1/21	850,000		858,556
Intel, Sr. Unscd. Notes	3.15	5/11/27	110,000		106,091
Intel, Sr. Unscd. Notes	4.10	5/11/47	80,000		80,010
Intel, Sr. Unscd. Notes	3.73	12/8/47	120,000	[b]	112,260
International Business Machines, Sr. Unscd. Notes	8.38	11/1/19	300,000		324,100
International Business Machines, Sr. Unscd. Notes	3.45	2/19/26	230,000		227,009
International Business Machines, Sr. Unscd. Notes	5.60	11/30/39	605,000		730,747
Microsoft, Sr. Unscd. Notes	4.20	6/1/19	500,000		509,140
Microsoft, Sr. Unscd. Notes	1.55	8/8/21	575,000		551,240
Microsoft, Sr. Unscd. Notes	5.20	6/1/39	688,000		808,901
Microsoft, Sr. Unscd. Notes	3.75	2/12/45	1,000,000		960,913
Microsoft, Sr. Unscd. Notes	4.45	11/3/45	411,000		439,170
Microsoft, Sr. Unscd. Notes	4.75	11/3/55	135,000		151,067
Microsoft, Sr. Unscd. Notes	4.50	2/6/57	160,000		170,971
Moody's, Sr. Unscd. Notes	2.75	7/15/19	500,000		498,050
NVIDIA, Sr. Unscd. Notes	2.20	9/16/21	250,000		242,754
Oracle, Sr. Unscd. Notes	5.00	7/8/19	450,000		462,641
Oracle, Sr. Unscd. Notes	3.40	7/8/24	500,000		496,384
Oracle, Sr. Unscd. Notes	3.25	11/15/27	250,000		240,192
Oracle, Sr. Unscd. Notes	3.90	5/15/35	480,000		474,128
Oracle, Sr. Unscd. Notes	3.85	7/15/36	500,000		489,543
Oracle, Sr. Unscd. Notes	4.00	11/15/47	160,000		155,698

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.8% (continued)
Oracle, Sr. Unscd. Notes	4.38	5/15/55	280,000		282,688
QUALCOMM, Sr. Unscd. Notes	2.25	5/20/20	500,000		492,202
QUALCOMM, Sr. Unscd. Notes	4.65	5/20/35	140,000		138,820
QUALCOMM, Sr. Unscd. Notes	4.80	5/20/45	210,000		205,284
QUALCOMM, Sr. Unscd. Notes	4.30	5/20/47	120,000		108,055
Seagate HDD, Gtd. Bonds	4.75	6/1/23	400,000		401,520
Xilinx, Sr. Unscd. Notes	3.00	3/15/21	500,000		495,412
				21,845,822
Materials - .7%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/39	400,000		460,497
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/42	500,000		504,022
Celanese US Holdings, Gtd. Notes	4.63	11/15/22	350,000		361,277
Dow Chemical, Sr. Unscd. Notes	4.25	11/15/20	300,000		307,378
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	2.80	2/15/23	250,000		241,724
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	4.15	2/15/43	300,000		284,380
Eastman Chemical, Sr. Unscd. Notes	3.80	3/15/25	378,000		378,782
Goldcorp, Sr. Unscd. Notes	3.63	6/9/21	500,000	[a]	500,438
International Paper, Sr. Unscd. Notes	3.65	6/15/24	400,000		394,035
International Paper, Sr. Unscd. Notes	4.40	8/15/47	250,000		231,007
LYB International Finance, Gtd. Bonds	4.00	7/15/23	350,000		353,378
Methanex, Sr. Unscd. Notes	3.25	12/15/19	465,000		461,597
Monsanto, Sr. Unscd. Notes	2.13	7/15/19	500,000		495,636
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	300,000	[a]	300,849
Newmont Mining, Gtd. Notes	6.25	10/1/39	126,000		151,352

40

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Materials - .7% (continued)
Nucor, Sr. Unscd. Notes	6.40	12/1/37	200,000	253,129
Nutrien, Notes	5.25	1/15/45	500,000	530,737
Nutrien, Sr. Unscd. Notes	3.63	3/15/24	500,000	493,516
Owens Corning, Gtd. Notes	7.00	12/1/36	137,000	170,430
Praxair, Sr. Unscd. Notes	2.45	2/15/22	400,000	388,492
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/31	350,000	436,885
Sherwin-Williams, Sr. Unscd. Notes	4.50	6/1/47	100,000	98,056
Southern Copper, Sr. Unscd. Notes	5.25	11/8/42	500,000	515,799
Vale Canada, Sr. Unscd. Bonds	7.20	9/15/32	100,000	114,500
Vale Overseas, Gtd. Notes	6.88	11/21/36	550,000	640,420
				9,068,316
Municipal Bonds - .6%
American Municipal Power, Combined Hydroelectic Projects Revenue (Build America Bonds)	8.08	2/15/50	100,000	164,267
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue (Build America Bonds)	6.26	4/1/49	300,000	417,156
California, GO	3.50	4/1/28	100,000	99,335
California, GO (Various Purpose)	7.50	4/1/34	500,000	704,740
California, GO (Various Purpose)	7.55	4/1/39	600,000	898,752
Illinois, GO (Pension Funding Series)	5.10	6/1/33	730,000	681,353
Los Angeles Unified School District, GO (Build America Bonds)	5.75	7/1/34	350,000	426,867
Metropolitan Transportation Authority, Dedicated Tax Funds Bonds	7.34	11/15/39	300,000	443,826
Municipal Electric Authority of Georgia, GO (Plant Vogtle Units 3 and 4 Project J Bonds) (Build America Bonds)	6.64	4/1/57	350,000	430,353

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Municipal Bonds - .6% (continued)
New Jersey Economic Development Authority, State Pension Funding Bonds (Insured; National Public Finance Guarantee Corp.)	7.43	2/15/29	250,000	302,283
New Jersey Turnpike Authority, Turnpike Revenue (Build America Bonds)	7.41	1/1/40	400,000	589,892
New York City Water & Sewer System, Water and Sewer System Second General Resolution Revenue (Build America Bonds)	5.95	6/15/42	345,000	452,523
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	3.80	12/1/46	250,000	242,023
Port Authority of New York and New Jersey, (Consolidated Bonds, 192nd Series)	4.81	10/15/65	300,000	341,463
San Diego County Water Authority Financing Agency, Water Revenue (Build America Bonds)	6.14	5/1/49	300,000	399,729
State of Connecticut, GO (Teachers' Retirement Fund)	5.85	3/15/32	200,000	232,848
				6,827,410
Real Estate - .8%
Alexandria Real Estate Equities, Gtd. Notes	2.75	1/15/20	500,000	496,601
AvalonBay Communities, Sr. Unscd. Bonds	4.20	12/15/23	400,000	410,443
Boston Properties, Sr. Unscd. Bonds	5.63	11/15/20	700,000	737,806
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/24	270,000	256,925
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/26	430,000	409,223
Daimler Finance North America, Gtd. Notes	8.50	1/18/31	200,000	285,432
Duke Realty, Gtd. Notes	3.75	12/1/24	400,000	394,935
ERP Operating, Sr. Unscd. Notes	2.38	7/1/19	500,000	497,078
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/44	200,000	202,376
HCP, Sr. Unscd. Notes	4.25	11/15/23	400,000	404,424
HCP, Sr. Unscd. Notes	6.75	2/1/41	300,000	375,650

42

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Real Estate - .8% (continued)
Host Hotels & Resorts, Sr. Unscd. Notes	6.00	10/1/21	500,000		532,711
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/21	250,000		248,757
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/23	250,000		240,249
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/23	400,000		408,895
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/24	500,000		493,284
Realty Income, Sr. Unscd. Notes	3.88	7/15/24	500,000		495,610
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/21	750,000		731,101
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/40	150,000		195,800
Ventas Realty, Gtd. Notes	2.70	4/1/20	250,000		247,405
Vereit Operating Partner, Gtd. Notes	3.95	8/15/27	500,000		464,256
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/22	250,000		247,271
Welltower, Sr. Unscd. Notes	4.95	1/15/21	600,000		621,000
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/32	500,000		651,556
				10,048,788
Telecommunications - 1.3%
America Movil, Gtd. Notes	6.38	3/1/35	100,000		119,623
America Movil, Gtd. Notes	6.13	3/30/40	350,000		412,691
AT&T, Sr. Unscd. Note	2.80	2/17/21	490,000		484,591
AT&T, Sr. Unscd. Notes	3.40	8/14/24	300,000		303,166
AT&T, Sr. Unscd. Notes	3.90	8/14/27	500,000		505,363
AT&T, Sr. Unscd. Notes	4.30	2/15/30	507,000	[b]	491,238
AT&T, Sr. Unscd. Notes	8.25	11/15/31	249,000	[b]	321,729
AT&T, Sr. Unscd. Notes	4.50	5/15/35	500,000		476,891
AT&T, Sr. Unscd. Notes	4.90	8/14/37	500,000		506,169

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Telecommunications - 1.3% (continued)
AT&T, Sr. Unscd. Notes	6.00	8/15/40	400,000		439,382
AT&T, Sr. Unscd. Notes	5.35	9/1/40	75,000		76,624
AT&T, Sr. Unscd. Notes	4.50	3/9/48	341,000		303,968
AT&T, Sr. Unscd. Notes	5.15	2/14/50	300,000		303,491
AT&T, Sr. Unscd. Notes	5.70	3/1/57	360,000		377,805
AT&T, Sr. Unscd. Notes	5.30	8/14/58	300,000		303,443
British Telecommunications, Sr. Unscd. Notes	9.13	12/15/30	175,000		251,815
Cisco Systems, Sr. Unscd. Notes	4.45	1/15/20	500,000		514,406
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/26	500,000		480,239
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/26	500,000		462,915
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/40	250,000		302,676
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/30	300,000		415,185
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/25	200,000		199,262
Koninklijke KPN, Sr. Unscd. Bonds	8.38	10/1/30	250,000		335,107
Motorola Solutions, Sr. Unscd. Notes	3.50	9/1/21	500,000		497,844
Orange, Sr. Unscd. Notes	9.00	3/1/31	300,000		429,112
Rogers Communications, Gtd. Bonds	7.50	8/15/38	125,000		168,568
Telefonica Emisiones, Gtd. Notes	7.05	6/20/36	250,000		314,843
Telefonica Emisiones, Gtd. Notes	5.21	3/8/47	300,000		313,216
Verizon Communications, Sr. Unscd. Bonds	5.25	3/16/37	365,000		379,993
Verizon Communications, Sr. Unscd. Notes	1.75	8/15/21	1,000,000	[a]	953,789
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	1,000,000		1,076,227
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/25	787,000		765,128

44

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Telecommunications - 1.3% (continued)
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/33	220,000		216,250
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/46	750,000		733,132
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/49	330,000		328,976
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/54	90,000		87,369
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/55	500,000		458,196
Vodafone Group, Sr. Unscd. Bonds	6.15	2/27/37	250,000		284,922
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/30	125,000		159,691
				15,555,035
U.S. Government Agencies - 2.0%
Federal Home Loan Bank, Bonds	1.13	6/21/19	500,000		493,298
Federal Home Loan Bank, Bonds	0.88	8/5/19	1,000,000		981,253
Federal Home Loan Bank, Bonds	4.13	3/13/20	1,000,000		1,028,425
Federal Home Loan Bank, Bonds	5.63	6/11/21	1,200,000		1,302,578
Federal Home Loan Bank, Bonds	2.63	12/10/21	1,500,000		1,492,347
Federal Home Loan Bank, Bonds	5.50	7/15/36	480,000		623,346
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[d]	1,006,608
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K047, Cl. A	3.33	5/25/25	1,500,000	[d]	1,510,013
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[d]	1,228,757
Federal Home Loan Mortgage Corp., Notes	0.95	1/30/19	225,000	[d]	222,650
Federal Home Loan Mortgage Corp., Notes	1.25	10/2/19	2,500,000	[d]	2,458,850
Federal Home Loan Mortgage Corp., Notes	6.25	7/15/32	1,000,000	[d]	1,328,484
Federal National Mortgage Association, Notes	1.25	2/26/19	1,000,000	[d]	992,050
Federal National Mortgage Association, Notes	0.88	8/2/19	500,000	[d]	490,629

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies - 2.0% (continued)
Federal National Mortgage Association, Notes	1.75	11/26/19	1,500,000	[d]	1,483,887
Federal National Mortgage Association, Notes	1.70	1/27/20	600,000	[d]	591,421
Federal National Mortgage Association, Notes	1.25	8/17/21	500,000	[d]	476,877
Federal National Mortgage Association, Notes	6.25	5/15/29	540,000	[d]	688,178
Federal National Mortgage Association, Notes	6.63	11/15/30	1,000,000	[d]	1,338,093
Federal National Mortgage Association, Notes	5.50	4/1/34	30,335	[d]	32,855
Federal National Mortgage Association, Notes	7.00	7/1/37	16,257	[d]	17,964
Federal National Mortgage Association, Notes, Ser. 3	1.13	7/26/19	900,000	[d]	885,653
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.52	4/25/23	936,354	[d]	913,733
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.08	6/25/27	975,000	[d]	950,674
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/5/27	771,968	[d]	754,028
Financing Corporation, Scd. Bonds	8.60	9/26/19	40,000		43,322
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/38	165,000		226,358
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/39	700,000		879,746
				24,442,077
U.S. Government Agencies Mortgage-Backed - 28.8%
Federal Home Loan Mortgage Corp.:
2.50%			500,000	[d,e]	485,789
3.00%			6,025,000	[d,e]	5,830,237
3.50%			12,725,000	[d,e]	12,634,686
4.00%			2,925,000	[d,e]	2,978,701
2.00%, 8/1/28-3/1/32			686,043	[d]	657,640
2.50%, 10/1/27-2/1/47			7,092,662	[d]	6,895,597
2.87%, 12/25/21			850,000	[d]	844,531
3.00%, 9/1/21-1/1/47			22,516,826	[d]	21,992,528
3.02%, 2/25/23			371,512	[d]	372,399
3.06%, 12/25/24			648,000	[d]	642,506
3.38%, 8/1/34			1,256	[d]	1,326
3.50%, 1/1/21-11/1/47			17,239,550	[d]	17,237,808
4.00%, 5/1/18-5/1/47			13,138,622	[d]	13,470,681
4.50%, 8/1/18-11/1/47			5,560,323	[d]	5,829,476

46

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies Mortgage-Backed - 28.8% (continued)
5.00%, 5/1/23-11/1/39			2,204,822	[d]	2,359,341
5.50%, 10/1/20-1/1/40			1,604,855	[d]	1,752,172
6.00%, 6/1/22-7/1/39			810,256	[d]	901,351
6.50%, 3/1/19-11/1/37			264,198	[d]	297,691
7.00%, 6/1/21-7/1/37			96,091	[d]	107,130
7.50%, 2/1/23-11/1/33			20,170	[d]	21,996
8.00%, 7/1/20-10/1/31			11,036	[d]	12,324
8.50%, 6/1/30			405	[d]	469
Federal National Mortgage Association:
2.50%			2,150,000	[d,e]	2,090,707
3.00%			4,975,000	[d,e]	4,817,263
3.50%			19,300,000	[d,e]	19,152,604
4.00%			9,375,000	[d,e]	9,543,063
4.50%			725,000	[d,e]	754,793
2.00%, 7/1/28-3/1/32			1,101,729	d	1,058,493
2.50%, 7/1/27-2/1/47			8,289,658	[d]	8,061,301
3.00%, 10/1/26-5/1/47			36,930,093	[d]	36,072,752
3.50%, 8/1/25-12/1/46			26,707,482	[d]	26,708,953
3.59%, 11/1/35			86	[d]	90
3.66%, 11/25/20			772,331	[d]	781,889
4.00%, 7/1/24-3/1/48			20,831,285	[d]	21,330,779
4.50%, 7/1/18-5/1/47			9,329,333	[d]	9,786,845
5.00%, 7/1/18-1/1/44			3,978,731	[d]	4,254,868
5.50%, 5/1/22-12/1/38			2,257,414	[d]	2,459,938
6.00%, 1/1/23-11/1/38			1,454,596	d	1,618,292
6.50%, 10/1/21-12/1/37			462,720	[d]	516,062
7.00%, 8/1/23-3/1/38			131,170	[d]	145,533
7.50%, 4/1/26-6/1/31			25,866	[d]	28,014
8.00%, 3/1/22-8/1/30			7,546	[d]	8,228
8.50%, 7/1/30			247	[d]	287
Government National Mortgage Association I:
2.50%, 2/15/28-9/15/46			254,739		244,406
3.00%, 9/15/42-8/15/45			1,705,851		1,669,858
3.50%, 2/15/26-8/15/45			1,563,597		1,574,325
4.00%, 2/15/41-9/15/45			1,838,316		1,899,599
4.50%, 1/15/19-2/15/41			1,888,647		1,979,944
5.00%, 7/15/33-4/15/40			2,775,227		2,965,260
5.50%, 9/15/20-11/15/38			958,835		1,046,598
6.00%, 1/15/29-9/15/38			231,201		259,434
6.50%, 2/15/24-11/15/33			84,274		94,514
7.00%, 10/15/27-8/15/32			47,267		52,176
7.50%, 12/15/23-11/15/30			22,016		22,407

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies Mortgage-Backed - 28.8% (continued)
8.00%, 8/15/24-3/15/32			11,165		12,879
8.25%, 6/15/27			1,033		1,098
8.50%, 10/15/26			7,164		7,751
9.00%, 2/15/22-2/15/23			5,124		5,157
Government National Mortgage Association II:
3.00%			19,725,000	[e]	19,211,840
3.50%			26,725,000	e	26,741,483
4.00%			8,200,000	[e]	8,383,508
4.50%			350,000	[e]	363,180
5.00%			150,000	[e]	157,617
2.50%, 3/20/27-3/20/47			1,215,954		1,164,938
3.00%, 11/20/27-12/20/47			7,137,148		7,008,985
3.50%, 9/20/28-9/20/46			11,999,684		12,050,628
4.00%, 9/20/43-7/20/47			7,432,271		7,653,153
4.50%, 7/20/41-10/20/47			4,545,058		4,775,203
5.00%, 1/20/39-10/20/45			1,432,848		1,530,006
5.50%, 10/20/31-6/20/41			567,946		610,981
6.50%, 2/20/28			461		514
8.50%, 7/20/25			207		222
				346,004,797
U.S. Government Securities - 36.6%
U.S. Treasury Bonds	8.75	8/15/20	470,000		534,625
U.S. Treasury Bonds	8.13	5/15/21	190,000		220,333
U.S. Treasury Bonds	7.25	8/15/22	275,000		325,370
U.S. Treasury Bonds	6.25	8/15/23	1,110,000		1,297,551
U.S. Treasury Bonds	6.13	11/15/27	2,240,000		2,831,588
U.S. Treasury Bonds	5.50	8/15/28	810,000		992,519
U.S. Treasury Bonds	5.25	11/15/28	1,120,000		1,351,897
U.S. Treasury Bonds	5.25	2/15/29	760,000		920,565
U.S. Treasury Bonds	5.38	2/15/31	500,000	[a]	627,529
U.S. Treasury Bonds	4.75	2/15/37	1,670,000	[a]	2,090,207
U.S. Treasury Bonds	4.38	2/15/38	630,000		757,194
U.S. Treasury Bonds	3.50	2/15/39	2,260,000	[a]	2,423,894
U.S. Treasury Bonds	4.63	2/15/40	650,000		812,614
U.S. Treasury Bonds	3.88	8/15/40	890,000		1,006,552
U.S. Treasury Bonds	4.75	2/15/41	2,530,000		3,226,640
U.S. Treasury Bonds	3.75	8/15/41	2,080,000		2,312,619
U.S. Treasury Bonds	3.13	2/15/42	3,510,000		3,536,668
U.S. Treasury Bonds	2.75	8/15/42	1,150,000		1,083,201
U.S. Treasury Bonds	2.75	11/15/42	1,892,000		1,780,660
U.S. Treasury Bonds	3.13	2/15/43	390,000		392,019
U.S. Treasury Bonds	2.88	5/15/43	3,057,000		2,938,482

48

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Securities - 36.6% (continued)
U.S. Treasury Bonds	3.63	8/15/43	3,535,000		3,859,364
U.S. Treasury Bonds	3.75	11/15/43	1,405,000		1,565,148
U.S. Treasury Bonds	3.63	2/15/44	3,070,000		3,353,016
U.S. Treasury Bonds	3.38	5/15/44	490,000		513,562
U.S. Treasury Bonds	3.13	8/15/44	2,795,000		2,804,826
U.S. Treasury Bonds	3.00	11/15/44	3,760,000		3,687,591
U.S. Treasury Bonds	2.50	2/15/45	3,605,000		3,204,789
U.S. Treasury Bonds	3.00	5/15/45	3,640,000		3,567,627
U.S. Treasury Bonds	2.88	8/15/45	3,720,000		3,557,831
U.S. Treasury Bonds	2.50	2/15/46	2,400,000		2,125,781
U.S. Treasury Bonds	2.50	5/15/46	3,040,000		2,689,807
U.S. Treasury Bonds	2.25	8/15/46	4,250,000		3,559,875
U.S. Treasury Bonds	2.88	11/15/46	3,000,000		2,864,297
U.S. Treasury Bonds	3.00	2/15/47	1,950,000		1,908,029
U.S. Treasury Bonds	3.00	5/15/47	2,685,000		2,626,213
U.S. Treasury Bonds	2.75	8/15/47	540,000		502,116
U.S. Treasury Bonds	2.75	11/15/47	2,280,000	[a]	2,119,509
U.S. Treasury Notes	1.00	6/30/19	1,000,000		984,727
U.S. Treasury Notes	1.25	6/30/19	1,990,000		1,965,514
U.S. Treasury Notes	0.75	7/15/19	1,445,000		1,417,793
U.S. Treasury Notes	1.38	7/31/19	1,965,000		1,941,282
U.S. Treasury Notes	1.63	7/31/19	2,800,000		2,774,844
U.S. Treasury Notes	0.75	8/15/19	2,450,000		2,399,899
U.S. Treasury Notes	3.63	8/15/19	1,900,000		1,929,947
U.S. Treasury Notes	1.00	8/31/19	2,010,000		1,973,804
U.S. Treasury Notes	1.25	8/31/19	2,990,000		2,945,734
U.S. Treasury Notes	1.63	8/31/19	1,900,000	[a]	1,881,260
U.S. Treasury Notes	0.88	9/15/19	2,000,000		1,959,063
U.S. Treasury Notes	1.38	9/30/19	1,905,000		1,877,876
U.S. Treasury Notes	1.75	9/30/19	3,190,000		3,161,153
U.S. Treasury Notes	1.00	10/15/19	4,100,000	[a]	4,017,760
U.S. Treasury Notes	1.25	10/31/19	1,000,000		983,047
U.S. Treasury Notes	1.50	10/31/19	4,450,000		4,390,116
U.S. Treasury Notes	1.00	11/15/19	2,000,000		1,957,188
U.S. Treasury Notes	3.38	11/15/19	1,440,000		1,460,644
U.S. Treasury Notes	1.75	11/30/19	1,655,000		1,637,480
U.S. Treasury Notes	1.38	12/15/19	2,500,000		2,457,812
U.S. Treasury Notes	1.13	12/31/19	1,990,000	[a]	1,947,479
U.S. Treasury Notes	1.63	12/31/19	1,220,000	[a]	1,203,868
U.S. Treasury Notes	1.88	12/31/19	1,645,000		1,629,899
U.S. Treasury Notes	1.25	1/31/20	2,220,000		2,174,559
U.S. Treasury Notes	2.00	1/31/20	70,000		69,464
U.S. Treasury Notes	1.38	2/15/20	2,020,000		1,981,415

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Securities - 36.6% (continued)
U.S. Treasury Notes	3.63	2/15/20	2,400,000		2,448,469
U.S. Treasury Notes	1.38	2/29/20	3,525,000		3,455,946
U.S. Treasury Notes	2.25	2/29/20	1,685,000	[a]	1,678,385
U.S. Treasury Notes	1.63	3/15/20	3,020,000		2,973,285
U.S. Treasury Notes	1.13	3/31/20	1,800,000		1,754,543
U.S. Treasury Notes	1.38	3/31/20	995,000		974,517
U.S. Treasury Notes	2.25	3/31/20	1,815,000	[a]	1,807,201
U.S. Treasury Notes	1.50	4/15/20	2,395,000		2,349,626
U.S. Treasury Notes	1.38	4/30/20	2,525,000		2,470,012
U.S. Treasury Notes	2.38	4/30/20	1,925,000		1,920,789
U.S. Treasury Notes	1.50	5/15/20	1,925,000		1,886,726
U.S. Treasury Notes	3.50	5/15/20	1,770,000		1,804,397
U.S. Treasury Notes	1.50	5/31/20	2,610,000		2,556,475
U.S. Treasury Notes	1.63	6/30/20	2,700,000		2,649,164
U.S. Treasury Notes	1.50	7/15/20	2,195,000	[a]	2,146,642
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,342,266
U.S. Treasury Notes	2.00	7/31/20	1,455,000		1,437,949
U.S. Treasury Notes	1.50	8/15/20	1,745,000		1,704,954
U.S. Treasury Notes	2.63	8/15/20	2,170,000		2,174,154
U.S. Treasury Notes	1.38	8/31/20	1,300,000		1,265,443
U.S. Treasury Notes	2.13	8/31/20	3,710,000		3,673,914
U.S. Treasury Notes	1.38	9/15/20	715,000	[a]	695,715
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,008,981
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,721,824
U.S. Treasury Notes	1.63	10/15/20	1,365,000		1,334,447
U.S. Treasury Notes	1.38	10/31/20	2,525,000		2,451,864
U.S. Treasury Notes	1.75	10/31/20	3,000,000		2,939,824
U.S. Treasury Notes	1.75	11/15/20	1,525,000	[a]	1,494,053
U.S. Treasury Notes	2.63	11/15/20	2,650,000		2,652,588
U.S. Treasury Notes	1.63	11/30/20	2,525,000		2,464,193
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,825,876
U.S. Treasury Notes	1.88	12/15/20	1,000,000	[a]	982,168
U.S. Treasury Notes	1.75	12/31/20	2,220,000	[a]	2,171,784
U.S. Treasury Notes	2.38	12/31/20	3,000,000		2,982,715
U.S. Treasury Notes	2.00	1/15/21	1,450,000		1,427,344
U.S. Treasury Notes	1.38	1/31/21	3,000,000	[a]	2,901,973
U.S. Treasury Notes	2.25	2/15/21	1,565,000		1,549,992
U.S. Treasury Notes	3.63	2/15/21	3,100,000	[a]	3,184,523
U.S. Treasury Notes	1.13	2/28/21	2,500,000		2,398,486
U.S. Treasury Notes	2.38	3/15/21	1,695,000		1,683,711
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,259,498
U.S. Treasury Notes	2.25	3/31/21	1,430,000		1,414,890
U.S. Treasury Notes	2.38	4/15/21	1,805,000		1,792,520

50

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Securities - 36.6% (continued)
U.S. Treasury Notes	1.38	4/30/21	2,000,000		1,927,422
U.S. Treasury Notes	2.25	4/30/21	1,690,000	[a]	1,670,921
U.S. Treasury Notes	3.13	5/15/21	2,700,000		2,737,072
U.S. Treasury Notes	1.38	5/31/21	2,155,000		2,073,640
U.S. Treasury Notes	2.00	5/31/21	3,025,000		2,966,627
U.S. Treasury Notes	1.13	6/30/21	3,000,000		2,860,254
U.S. Treasury Notes	2.13	6/30/21	1,500,000		1,475,449
U.S. Treasury Notes	1.13	7/31/21	2,455,000		2,337,045
U.S. Treasury Notes	2.25	7/31/21	2,000,000		1,973,438
U.S. Treasury Notes	2.13	8/15/21	2,925,000		2,873,527
U.S. Treasury Notes	1.13	8/31/21	3,450,000		3,278,982
U.S. Treasury Notes	1.13	9/30/21	3,260,000		3,093,436
U.S. Treasury Notes	1.25	10/31/21	1,695,000		1,613,858
U.S. Treasury Notes	2.00	10/31/21	2,845,000		2,779,043
U.S. Treasury Notes	2.00	11/15/21	3,180,000		3,106,090
U.S. Treasury Notes	1.75	11/30/21	3,360,000	[a]	3,251,128
U.S. Treasury Notes	1.88	11/30/21	2,800,000		2,722,399
U.S. Treasury Notes	2.00	12/31/21	1,875,000		1,828,674
U.S. Treasury Notes	2.13	12/31/21	1,265,000	[a]	1,239,403
U.S. Treasury Notes	1.88	1/31/22	1,810,000		1,755,912
U.S. Treasury Notes	2.00	2/15/22	1,300,000		1,266,586
U.S. Treasury Notes	1.88	2/28/22	2,500,000		2,423,437
U.S. Treasury Notes	1.75	3/31/22	2,270,000		2,187,890
U.S. Treasury Notes	1.88	3/31/22	1,980,000		1,917,700
U.S. Treasury Notes	1.88	4/30/22	3,635,000	[a]	3,517,076
U.S. Treasury Notes	1.75	5/31/22	3,035,000		2,919,706
U.S. Treasury Notes	1.75	6/30/22	1,300,000		1,249,498
U.S. Treasury Notes	2.13	6/30/22	2,500,000		2,439,844
U.S. Treasury Notes	1.88	7/31/22	2,800,000		2,701,836
U.S. Treasury Notes	2.00	7/31/22	1,840,000		1,785,159
U.S. Treasury Notes	1.63	8/15/22	55,000		52,501
U.S. Treasury Notes	1.63	8/31/22	835,000		796,707
U.S. Treasury Notes	1.88	8/31/22	1,000,000		964,258
U.S. Treasury Notes	1.75	9/30/22	1,840,000		1,762,878
U.S. Treasury Notes	1.88	9/30/22	2,490,000		2,398,425
U.S. Treasury Notes	1.88	10/31/22	1,910,000	[a]	1,838,300
U.S. Treasury Notes	2.00	10/31/22	3,050,000		2,950,994
U.S. Treasury Notes	1.63	11/15/22	300,000	[a]	285,416
U.S. Treasury Notes	2.00	11/30/22	4,540,000		4,390,677
U.S. Treasury Notes	2.13	12/31/22	4,480,000		4,352,425
U.S. Treasury Notes	1.75	1/31/23	2,970,000		2,833,972
U.S. Treasury Notes	2.38	1/31/23	2,055,000		2,017,833
U.S. Treasury Notes	2.00	2/15/23	3,745,000	[a]	3,614,144

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Securities - 36.6% (continued)
U.S. Treasury Notes	1.50	2/28/23	895,000		843,048
U.S. Treasury Notes	2.63	2/28/23	2,105,000		2,089,788
U.S. Treasury Notes	2.50	3/31/23	2,120,000		2,091,678
U.S. Treasury Notes	1.63	4/30/23	1,460,000	[a]	1,380,213
U.S. Treasury Notes	2.75	4/30/23	2,110,000		2,105,673
U.S. Treasury Notes	1.75	5/15/23	3,920,000		3,726,909
U.S. Treasury Notes	1.63	5/31/23	3,080,000	[a]	2,907,953
U.S. Treasury Notes	1.38	6/30/23	2,315,000		2,155,572
U.S. Treasury Notes	1.25	7/31/23	4,010,000		3,704,081
U.S. Treasury Notes	2.50	8/15/23	2,000,000	[a]	1,968,867
U.S. Treasury Notes	1.38	9/30/23	3,000,000		2,780,978
U.S. Treasury Notes	1.63	10/31/23	1,400,000		1,314,551
U.S. Treasury Notes	2.75	11/15/23	3,085,000		3,071,624
U.S. Treasury Notes	2.13	11/30/23	2,560,000		2,465,950
U.S. Treasury Notes	2.25	12/31/23	1,490,000		1,443,467
U.S. Treasury Notes	2.25	1/31/24	1,065,000		1,031,199
U.S. Treasury Notes	2.75	2/15/24	2,780,000		2,764,580
U.S. Treasury Notes	2.13	2/29/24	2,010,000	[a]	1,931,249
U.S. Treasury Notes	2.13	3/31/24	910,000	[a]	873,618
U.S. Treasury Notes	2.00	4/30/24	1,960,000		1,866,862
U.S. Treasury Notes	2.50	5/15/24	4,690,000		4,593,727
U.S. Treasury Notes	2.00	5/31/24	2,675,000		2,545,168
U.S. Treasury Notes	2.00	6/30/24	1,155,000		1,097,859
U.S. Treasury Notes	2.13	7/31/24	3,000,000		2,870,801
U.S. Treasury Notes	2.38	8/15/24	2,565,000	[a]	2,490,204
U.S. Treasury Notes	1.88	8/31/24	2,035,000	[a]	1,917,312
U.S. Treasury Notes	2.13	9/30/24	1,590,000		1,518,978
U.S. Treasury Notes	2.25	11/15/24	4,000,000		3,846,797
U.S. Treasury Notes	2.50	1/31/25	3,500,000		3,413,799
U.S. Treasury Notes	2.00	2/15/25	4,375,000		4,131,043
U.S. Treasury Notes	2.75	2/28/25	2,500,000		2,476,123
U.S. Treasury Notes	2.88	4/30/25	1,745,000		1,741,115
U.S. Treasury Notes	2.13	5/15/25	660,000		626,897
U.S. Treasury Notes	2.00	8/15/25	3,650,000		3,429,645
U.S. Treasury Notes	2.25	11/15/25	4,480,000		4,274,812
U.S. Treasury Notes	1.63	2/15/26	2,510,000		2,282,090
U.S. Treasury Notes	1.63	5/15/26	3,880,000		3,516,477
U.S. Treasury Notes	1.50	8/15/26	3,865,000		3,456,308
U.S. Treasury Notes	2.00	11/15/26	4,230,000		3,929,356
U.S. Treasury Notes	2.25	2/15/27	5,350,000		5,062,647
U.S. Treasury Notes	2.38	5/15/27	4,980,000		4,755,900
U.S. Treasury Notes	2.25	8/15/27	355,000		334,948
U.S. Treasury Notes	2.25	11/15/27	5,415,000		5,101,311

52

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Securities - 36.6% (continued)
U.S. Treasury Notes	2.75	2/15/28	6,160,000	[a]	6,056,652
U.S. Treasury Notes	3.00	2/15/48	1,800,000		1,760,062
				440,889,034
Utilities - 1.8%
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/47	200,000		187,132
American Water Capital, Sr. Unscd. Notes	3.85	3/1/24	250,000		253,385
American Water Capital, Sr. Unscd. Notes	3.75	9/1/47	110,000		102,473
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/44	350,000		355,274
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/43	250,000		284,785
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/48	45,000	[b]	42,093
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/36	471,000		579,017
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		250,580
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. C	4.30	12/1/56	450,000		452,790
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/22	200,000		192,149
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/42	400,000		380,269
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		120,210
DTE Electric, Mortgage Bonds	3.38	3/1/25	500,000		490,702
DTE Electric, Sr. Scd. Notes	3.45	10/1/20	350,000		353,083
Duke Energy, Sr. Unscd. Notes	3.75	4/15/24	500,000		498,997
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/21	400,000		408,094
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/42	250,000		248,745
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/38	150,000		198,371
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/46	300,000		268,548
Emera US Finance, Gtd. Notes	4.75	6/15/46	250,000		249,344
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/24	250,000		254,025

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 1.8% (continued)
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	500,000	512,361
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	400,000	429,969
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/47	150,000	156,035
Florida Power & Light, First Mortgage Bonds	4.05	10/1/44	400,000	405,586
Florida Power & Light, First Mortgage Bonds	3.70	12/1/47	50,000	47,580
Georgia Power, Sr. Unscd. Notes	3.25	4/1/26	500,000	478,468
Georgia Power, Sr. Unscd. Notes	3.25	3/30/27	250,000	237,958
Hydro-Quebec, Gov't. Gtd. Debs., Ser. HH	8.50	12/1/29	400,000	579,230
Hydro-Quebec, Gov't. Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	30,257
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/37	300,000	368,590
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/46	300,000	280,865
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	400,000	539,372
NextEra Energy Capital Holdings, Gtd. Debs.	2.40	9/15/19	500,000	496,404
NiSource, Sr. Unscd. Notes	3.49	5/15/27	420,000	402,360
Oncor Electric Delivery, Sr. Scd. Debs.	7.00	9/1/22	170,000	193,857
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/32	250,000	328,056
Pacific Gas & Electric, Sr. Unscd. Bonds	6.05	3/1/34	465,000	546,597
Pacific Gas & Electric, Sr. Unscd. Notes	6.25	3/1/39	400,000	483,814
Pacific Gas & Electric, Sr. Unscd. Notes	4.75	2/15/44	500,000	505,693
PPL Capital Funding, Gtd. Notes	3.40	6/1/23	400,000	393,103
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/43	500,000	555,032
Progress Energy, Sr. Unscd. Notes	7.75	3/1/31	480,000	644,461
Public Service Company of Colorado, First Mortgage Bonds	3.20	11/15/20	750,000	753,540

54

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 1.8% (continued)
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000		404,074
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/22	1,000,000		973,772
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/48	50,000		45,824
South Carolina Electric & Gas, First Mortgage Bonds	6.63	2/1/32	200,000		239,399
South Carolina Electric & Gas, First Mortgage Bonds	4.50	6/1/64	250,000		230,230
Southern, Sr. Unscd. Notes	1.85	7/1/19	350,000		345,652
Southern California Edison, First Mortgage Bonds	3.88	6/1/21	400,000		407,720
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000		86,602
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/29	450,000		544,390
Southern Company Gas Capital, Gtd. Notes	3.50	9/15/21	193,000		192,851
Southwestern Public Service, First Mortgage Bonds	3.40	8/15/46	350,000		315,078
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/44	250,000		250,951
Toledo Edison, Sr. Scd. Notes	6.15	5/15/37	200,000		245,465
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/43	500,000		488,625
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/46	500,000		479,982
WEC Energy Group, Sr. Unscd. Bonds	3.55	6/15/25	140,000		137,617
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/36	200,000		258,732
				21,186,218
Total Bonds and Notes (cost $1,216,248,812)			1,198,637,527
Description	Current Yield (%)		Shares		Value ($)
Other Investment - 9.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $114,032,509)	1.71		114,032,509	[f]	114,032,509

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Current Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $6,799,763)	1.67	6,799,763	[f] 6,799,763
Total Investments (cost $1,337,081,084)		109.7%	1,319,469,799
Liabilities, Less Cash and Receivables		(9.7%)	(116,176,317)
Net Assets		100.0%	1,203,293,482

GO—General Obligation

a Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $65,005,945 and the value of the collateral held by the fund was $66,966,581, consisting of cash collateral of $6,799,763 and U.S. Government & Agency securities valued at $60,166,818.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $5,174,575 or .43% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Purchased on a forward commitment basis.

f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	67.4
Corporate Bonds	25.3
Money Market Investments	10.1
Foreign/Governmental	4.4
Commercial Mortgage-Backed	1.3
Asset-Backed	.6
Municipal Bonds	.6
109.7

† Based on net assets.

See notes to financial statements.

56

Statement of TBA Sale Commitments
April 30, 2018 (Unaudited)

Bonds and Notes-.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.-.0%
Federal Home Loan Mortgage Corp.	4.50	5/17/22	1,250	[a,b]	125,781
Federal Home Loan Mortgage Corp.	5.50	5/1/48	2,000	[a,b]	216,031
				341,812
Federal National Mortgage Association-.3%
Federal National Mortgage Association	2.50	5/1/48	2,000	[a,b]	185,941
Federal National Mortgage Association	4.00	5/18/30	16,500	[a,b]	1,691,379
Federal National Mortgage Association	4.50	5/14/29	9,250	[a,b]	930,781
Federal National Mortgage Association	5.00	5/1/48	8,000	[a,b]	849,156
Federal National Mortgage Association	5.50	5/1/48	1,000	[a,b]	108,139
				3,765,396
Government National Mortgage Association-.3%
Government National Mortgage Association	2.50	5/1/48	1,250	[b]	118,030
Government National Mortgage Association	3.00	5/1/48	1,500	[b]	146,046
Government National Mortgage Association	4.00	5/1/48	2,250	[b]	229,641
Government National Mortgage Association	5.00	5/1/35	19,000	[b]	1,994,555
Government National Mortgage Association	5.50	5/1/31	5,000	[b]	541,397
				3,029,669
Total Sale Commitments (proceeds $7,149,410)				7,136,877

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Sold on a delayed delivery basis.

See notes to financial statements.

57

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales ($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	128,121,390	252,466,270	266,555,151	114,032,509	9.5	694,872
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	10,441,693	81,960,352	85,602,282	6,799,763.6		–
Total	138,563,083	334,426,622	352,157,433	120,832,272	10.1	694,872

See notes to financial statements.

58

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $65,005,945)—Note 1(b):
Unaffiliated issuers	1,216,248,812	1,198,637,527
Affiliated issuers	120,832,272	120,832,272
Cash		1,660,233
Receivable for investment securities sold		11,724,226
Dividends, interest and securities lending income receivable		7,420,758
Receivable for TBA sale commitments—Note 4		7,149,410
Receivable for shares of Common Stock subscribed		803,265
Cash collateral held by broker—Note 4		154,953
		1,348,382,644
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		222,540
Payable for open mortgage dollar roll transactions—Note 4		84,653,493
Payable for investment securities purchased		44,500,908
TBA sale commitments, at value (proceeds $7,149,410)—Note 4		7,136,877
Liability for securities on loan—Note 1(b)		6,799,763
Payable for shares of Common Stock redeemed		1,755,091
Accrued expenses		20,490
		145,089,162
Net Assets ($)		1,203,293,482
Composition of Net Assets ($):
Paid-in capital		1,231,864,829
Accumulated undistributed investment income—net		464,494
Accumulated net realized gain (loss) on investments		(11,437,089)
Accumulated net unrealized appreciation (depreciation) on investments		(17,598,752)
Net Assets ($)		1,203,293,482

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	391,199,348	812,094,134
Shares Outstanding	39,162,572	81,280,847
Net Asset Value Per Share ($)	9.99	9.99

See notes to financial statements.

59

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	15,527,543
Dividends from affiliated issuers	694,872
Income from securities lending—Note 1(b)	52,774
Total Income	16,275,189
Expenses:
Management fee—Note 3(a)	925,634
Distribution fees—Note 3(b)	531,782
Directors’ fees—Note 3(a,c)	43,349
Loan commitment fees—Note 2	12,602
Total Expenses	1,513,367
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(43,349)
Net Expenses	1,470,018
Investment Income—Net	14,805,171
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,666,350)
Net unrealized appreciation (depreciation) on investments	(37,165,475)
Net Realized and Unrealized Gain (Loss) on Investments	(39,831,825)
Net (Decrease) in Net Assets Resulting from Operations	(25,026,654)

See notes to financial statements.

60

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	14,805,171	40,275,804
Net realized gain (loss) on investments	(2,666,350)	(3,397,769)
Net unrealized appreciation (depreciation) on investments	(37,165,475)	(45,222,806)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,026,654)	(8,344,771)
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(5,044,776)	(16,088,193)
Class I	(10,598,290)	(27,387,856)
Net realized gain on investments:
Investor Shares	(285,483)	(5,093,715)
Class I	(470,637)	(6,434,648)
Total Distributions	(16,399,186)	(55,004,412)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	79,290,294	214,786,858
Class I	176,693,965	508,333,922
Distributions reinvested:
Investor Shares	5,221,335	20,970,958
Class I	9,657,548	29,825,623
Cost of shares redeemed:
Investor Shares	(176,913,258)	(820,290,943)
Class I	(245,777,874)	(925,346,555)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(151,827,990)	(971,720,137)
Total Increase (Decrease) in Net Assets	(193,253,830)	(1,035,069,320)
Net Assets ($):
Beginning of Period	1,396,547,312	2,431,616,632
End of Period	1,203,293,482	1,396,547,312
Undistributed investment income—net	464,494	1,302,389
Capital Share Transactions (Shares):
Investor Shares
Shares sold	7,795,667	20,840,081
Shares issued for distributions reinvested	513,707	2,043,464
Shares redeemed	(17,298,513)	(79,720,111)
Net Increase (Decrease) in Shares Outstanding	(8,989,139)	(56,836,566)
Class I
Shares sold	17,352,606	49,324,881
Shares issued for distributions reinvested	950,617	2,900,716
Shares redeemed	(23,999,941)	(90,223,852)
Net Increase (Decrease) in Shares Outstanding	(5,696,718)	(37,998,255)

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.33	10.57	10.45	10.60	10.62	11.11
Investment Operations:
Investment income—net[a]	.11	.20	.21	.21	.23	.24
Net realized and unrealized gain (loss) on investments	(.32)	(.16)	.19	(.05)	.14	(.42)
Total from Investment Operations	(.21)	.04	.40	.16	.37	(.18)
Distributions:
Dividends from investment income—net	(.12)	(.23)	(.23)	(.23)	(.25)	(.28)
Dividends from net realized gain on investments	(.01)	(.05)	(.05)	(.08)	(.14)	(.03)
Total Distributions	(.13)	(.28)	(.28)	(.31)	(.39)	(.31)
Net asset value, end of period	9.99	10.33	10.57	10.45	10.60	10.62
Total Return (%)	(2.09)[b]	.39	3.85	1.54	3.62	(1.66)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41[c]	.41	.41	.41	.41	.41
Ratio of net expenses to average net assets	.40[c]	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets	2.24[c]	2.01	1.97	2.00	2.22	2.25
Portfolio Turnover Rate[d]	78.93[b]	179.26	144.83	150.80	145.11	94.21
Net Assets, end of period ($ x 1,000)	391,199	497,586	1,109,787	1,040,129	1,190,994	904,779

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2018, October 31, 2017, 2016, 2015, 2014 and 2013 were 33.36%, 103.99%, 95.05%, 79.15%, 89.76% and 67.47%, respectively.

See notes to financial statements.

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Six Months Ended
Class I Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.34	10.58	10.46	10.61	10.62	11.12
Investment Operations:
Investment income—net[b]	.12	.23	.23	.24	.26	.27
Net realized and unrealized gain (loss) on investments	(.33)	(.17)	.20	(.06)	.15	(.43)
Total from Investment Operations	(.21)	.06	.43	.18	.41	(.16)
Distributions:
Dividends from investment income—net	(.13)	(.25)	(.26)	(.25)	(.28)	(.31)
Dividends from net realized gain on investments	(.01)	(.05)	(.05)	(.08)	(.14)	(.03)
Total Distributions	(.14)	(.30)	(.31)	(.33)	(.42)	(.34)
Net asset value, end of period	9.99	10.34	10.58	10.46	10.61	10.62
Total Return (%)	(2.06)[c]	.64	4.11	1.79	3.97	(1.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[d]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.15[d]	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets	2.49[d]	2.27	2.23	2.24	2.47	2.50
Portfolio Turnover Rate[e]	78.93[c]	179.26	144.83	150.80	145.11	94.21
Net Assets, end of period ($ x 1,000)	812,094	898,961	1,321,830	1,457,305	1,220,628	1,249,280

a On August 31, 2016, the fund redesignated BASIC shares as Class I shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2018, October 31, 2017, 2016, 2015, 2014 and 2013 were 33.36%, 103.99%, 95.05%, 79.15%, 89.76% and 67.47%, respectively.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Class I. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

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GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

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Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,411,670	-	7,411,670
Commercial Mortgage-Backed	-	15,202,462	-	15,202,462
Corporate Bonds†	-	305,080,333	-	305,080,333
Foreign Government	-	52,779,744	-	52,779,744
Municipal Bonds	-	6,827,410	-	6,827,410
Registered Investment Companies	120,832,272	-	-	120,832,272
U.S. Government Agencies/ Mortgage-Backed	-	370,446,874	-	370,446,874
U.S. Treasury	-	440,889,034	-	440,889,034
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(7,136,877)	-	(7,136,877)

†  See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result

67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $10,671 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

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expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,958,001 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $50,195,532 and long–term capital gains $4,808,880. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee Dreyfus pays all of the expenses of the fund except brokerage

69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $43,349.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2018, Investor shares were charged $531,782 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $149,120 and Distribution Plan fees $80,349, which are offset against an expense reimbursement currently in effect in the amount of $6,929.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $986,771,337 and $1,150,743,481, respectively, of which $569,686,072 in purchases and $570,518,279 in sales were from mortgage dollar transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

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To-Be-Announced (“TBA”) Securities: During the period ended April 30, 2018, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “Statement of TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At April 30, 2018, accumulated net unrealized depreciation on investments was $17,611,285, consisting of $11,013,108 gross unrealized appreciation and $28,624,393 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

71

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

72

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods except for the one-year period when the fund’s performance was at the Performance Group median. The Board also considered that the fund’s yield performance was at or above the Performance Group median in all of the ten one-year periods ended December 31st and was above the Performance Universe median in three of the ten one-year periods ended December 31st. The Board noted the proximity of the fund’s total return performance to the Performance Group median and the proximity of the fund’s yield to the Performance Universe median in certain periods when performance was below median. It also was noted that there were only three other funds in the Performance Group (one other fund in the ten-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure the Board considered that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels

73

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the long-term performance of the fund but had some concerns about performance over other periods and determined to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the

74

fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

75

NOTES

76

NOTES

77

For More Information

Dreyfus Bond Market Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DBMIX Class I: DBIRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0310SA0418

Dreyfus Disciplined Stock Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Disciplined Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by George E. DeFina and John C. Bailer, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Disciplined Stock Fund produced a total return of 5.40%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 3.82% for the same period.2

U.S. equities advanced during the reporting period amid improving economic prospects and reports of better-than-expected corporate earnings. The fund outperformed its benchmark, supported primarily by strong security selections in the energy, consumer staples, information technology, financials, utilities, and health care sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. We use an investment process designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Index.

We use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: Value, or how a stock is priced relative to its perceived intrinsic worth; Growth, in this case the sustainability or growth or earnings; and Financial Profile, which measures the financial health of the company. The model screens each stock for relative attractiveness within its economic sector and industry and, based on fundamental analysis, we generally select the most attractive of the higher-ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Positive Economic Trends in the Face of Rising Volatility

A positive economic backdrop supported equity markets in late 2017, including sustained GDP growth and higher growth forecasts from the Federal Reserve Board (the “Fed”) for 2018. Passage of tax reform legislation in December 2017 sparked additional market gains, driving the Index to new all-time highs in January 2018. Some of the more economically sensitive market segments, such as the information technology and financials sectors, led the market’s advance.

Economic data in January indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures, prospects for more aggressive interest-rate hikes by the Fed, and increasing global trade tensions began to weigh on market sentiment. As a result, markets dipped sharply in early February and remained volatile through the remainder of the reporting period. However, information technology stocks continued to produce relatively strong results, while more defensive investment areas, such

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

as the real estate and utilities sectors, found greater support, and energy stocks were bolstered by rising petroleum prices.

Individual Stock Selections Supported Fund Results

The fund outperformed its benchmark in the energy sector by focusing on refiners and exploration-and-production companies that benefit from strong demand for oil and refined products, such as Occidental Petroleum, Phillips 66, and Valero Energy. In the consumer staples sector, the fund held relatively little exposure to the lagging tobacco and household products industries, instead finding better-positioned investments among food products producers, such as Conagra Brands, and retailers, such as Costco Wholesale. In the information technology sector, returns were supported by favorable stock selections among communications equipment manufacturers, such as Cisco Systems, software companies, such as Splunk and Fortinet, and IT services company Square. Top financials sector holdings included asset manager Voya Financial and global bank JPMorgan Chase & Co. Underweighted exposure to utilities further bolstered relative returns, as did an investment in electric utility FirstEnergy, which delivered strong earnings. Relative performance also benefited from several individual health care holdings, such as UnitedHealth Group, and from underweighted exposure to beleaguered industrial giant General Electric.

On the other hand, disappointing returns from consumer discretionary holdings such as online travel agency Booking Holdings and household products maker Newell Brands detracted from relative results. In the materials sector, construction materials producer Vulcan Materials and miner Freeport-McMoRan underperformed. Other notable laggards included infrastructure construction firm Quanta Services, electronic commerce firm First Data, software provider Oracle, health products manufacturer Johnson & Johnson, and insurer American International Group.

Finding Opportunities in a Growing Economy

We believe that underlying economic conditions remain positive amid sustained U.S. growth and mild inflation. While we remain watchful of the impact of geopolitical developments and rising interest rates, we have continued to find attractive investment opportunities in many areas, particularly the financials, materials, telecommunication services, energy, information technology, and industrials sectors. In contrast, as of the end of the reporting period, the fund held underweighted exposure to the consumer discretionary, real estate, health care, consumer staples, and utilities sectors.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

Expenses paid per $1,000†	$5.09
Ending value (after expenses)	$1,054.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

Expenses paid per $1,000†	$5.01
Ending value (after expenses)	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Banks - 8.1%
Bank of America	538,894		16,123,708
Citigroup	80,158		5,472,387
JPMorgan Chase & Co.	193,793		21,080,803
SunTrust Banks	85,661		5,722,155
			48,399,053
Capital Goods - 9.0%
Honeywell International	59,918		8,668,936
L3 Technologies	41,775		8,182,887
PACCAR	79,906		5,087,615
Quanta Services	180,635	[a]	5,870,638
Raytheon	67,768		13,888,374
United Technologies	98,069		11,782,990
			53,481,440
Consumer Services - .8%
Las Vegas Sands	62,182		4,559,806
Diversified Financials - 5.9%
Berkshire Hathaway, Cl. B	70,617	[a]	13,680,631
Goldman Sachs Group	23,160		5,519,723
Morgan Stanley	136,945		7,069,101
Voya Financial	170,375		8,919,131
			35,188,586
Energy - 7.5%
Andeavor	27,571		3,813,621
EOG Resources	27,768		3,281,345
Occidental Petroleum	200,315		15,476,337
Phillips 66	89,950		10,012,334
Schlumberger	67,524		4,629,445
Valero Energy	70,953		7,870,816
			45,083,898
Exchange-Traded Funds - 1.0%
SPDR S&P 500 ETF Trust	22,801		6,031,093
Food & Staples Retailing - 1.6%
Costco Wholesale	48,542		9,570,541
Food, Beverage & Tobacco - 4.2%
Coca-Cola European Partners	107,287		4,205,650
Conagra Brands	235,658		8,735,842
Kellogg	120,112		7,074,597
PepsiCo	50,415		5,088,890
			25,104,979
Health Care Equipment & Services - 5.9%
Becton Dickinson & Co.	26,869		6,230,115

6

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 5.9% (continued)
Edwards Lifesciences	34,421	[a]	4,383,859
Humana	27,121		7,978,456
IDEXX Laboratories	26,579	[a]	5,169,350
McKesson	20,072		3,135,447
UnitedHealth Group	35,800		8,463,120
			35,360,347
Insurance - 2.7%
American International Group	114,967		6,438,152
Hartford Financial Services Group	81,926		4,410,896
Prudential Financial	48,778		5,186,077
			16,035,125
Materials - 4.5%
CF Industries Holdings	115,982		4,500,102
DowDuPont	117,414		7,425,261
Freeport-McMoRan	240,917		3,664,348
Newmont Mining	145,472		5,715,595
Vulcan Materials	51,909		5,797,716
			27,103,022
Media - 4.0%
Comcast, Cl. A	217,773		6,835,894
Omnicom Group	109,481	[b]	8,064,370
Time Warner	92,488		8,767,862
			23,668,126
Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
Biogen	20,331	[a]	5,562,562
Bristol-Myers Squibb	56,657		2,953,529
Gilead Sciences	41,025		2,963,236
Merck & Co.	177,897		10,472,796
Pfizer	404,685		14,815,518
			36,767,641
Real Estate - 1.0%
Lamar Advertising, Cl. A	93,098	[c]	5,931,274
Retailing - 5.1%
Amazon.com	11,362	[a]	17,794,369
Home Depot	38,444		7,104,451
O'Reilly Automotive	21,132	[a]	5,411,271
			30,310,091
Semiconductors & Semiconductor Equipment - 2.7%
Microchip Technology	50,652	[b]	4,237,546
Texas Instruments	118,107		11,979,593
			16,217,139
Software & Services - 15.2%
Activision Blizzard	65,840		4,368,484

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 15.2% (continued)
Alphabet, Cl. C		18,029	[a]	18,341,443
Facebook, Cl. A		68,423	[a]	11,768,756
Fortinet		185,996	[a]	10,296,739
HubSpot		31,738	[a]	3,361,054
International Business Machines		64,315		9,323,102
Oracle		191,918		8,764,895
PayPal Holdings		93,730	[a]	6,993,195
Splunk		49,061	[a]	5,036,112
Square, Cl. A		154,289	[a,b]	7,304,041
Teradata		129,691	[a,b]	5,306,956
				90,864,777
Technology Hardware & Equipment - 7.3%
Apple		137,304		22,690,859
Cisco Systems		402,620		17,832,040
Xerox		99,514		3,129,715
				43,652,614
Telecommunication Services - 3.4%
AT&T		339,920		11,115,384
Verizon Communications		181,872		8,975,383
				20,090,767
Transportation - 1.4%
Delta Air Lines		164,942		8,613,271
Utilities - 1.6%
FirstEnergy		271,832		9,351,021
Total Common Stocks (cost $460,135,718)				591,384,611
	Current Yield (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,606,290)	1.71	4,606,290	[d]	4,606,290
Total Investments (cost $464,742,008)		99.9%		595,990,901
Cash and Receivables (Net)		.1%		842,324
Net Assets		100.0%		596,833,225

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

aNon-income producing security.

bSecurity, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $21,081,115 and the value of the collateral held by the fund was $21,626,820, consisting of U.S. Government & Agency securities.

cInvestment in real estate investment trust.

dInvestment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.2
Capital Goods	9.0
Banks	8.1
Energy	7.5
Technology Hardware & Equipment	7.3
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Health Care Equipment & Services	5.9
Diversified Financials	5.9
Retailing	5.1
Materials	4.5
Food, Beverage & Tobacco	4.2
Media	4.0
Telecommunication Services	3.4
Semiconductors & Semiconductor Equipment	2.7
Insurance	2.7
Food & Staples Retailing	1.6
Utilities	1.6
Transportation	1.4
Exchange-Traded Funds	1.0
Real Estate	1.0
Money Market Investment	.8
Consumer Services	.8
99.9

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	7,357,140	45,864,909	53,222,049	—	—	—
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,300,069	80,755,179	85,448,958	4,606,290.8		39,708
Total	16,657,209	126,620,088	138,671,007	4,606,290.8		39,708

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,081,115)—Note 1(b):
Unaffiliated issuers	460,135,718	591,384,611
Affiliated issuers	4,606,290	4,606,290
Receivable for investment securities sold		1,133,312
Dividends and securities lending income receivable		460,705
Receivable for shares of Common Stock subscribed		10,700
		597,595,618
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		490,430
Cash overdraft due to Custodian		144,033
Payable for shares of Common Stock redeemed		127,091
Accrued expenses		839
		762,393
Net Assets ($)		596,833,225
Composition of Net Assets ($):
Paid-in capital		435,151,903
Accumulated undistributed investment income—net		1,707,628
Accumulated net realized gain (loss) on investments		28,724,801
Accumulated net unrealized appreciation (depreciation) on investments		131,248,893
Net Assets ($)		596,833,225
Shares Outstanding
(245 million shares of $.001 par value Common Stock authorized)		16,335,012
Net Asset Value Per Share ($)		36.54

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,625,085
Affiliated issuers	39,708
Income from securities lending—Note 1(b)	12,120
Total Income	5,676,913
Expenses:
Management fee—Note 3(a)	2,743,636
Distribution fees—Note 3(b)	304,848
Directors’ fees—Note 3(a,c)	21,673
Loan commitment fees—Note 2	6,124
Total Expenses	3,076,281
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(21,673)
Net Expenses	3,054,608
Investment Income—Net	2,622,305
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	29,584,153
Net unrealized appreciation (depreciation) on investments	172,482
Net Realized and Unrealized Gain (Loss) on Investments	29,756,635
Net Increase in Net Assets Resulting from Operations	32,378,940

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	2,622,305	5,958,792
Net realized gain (loss) on investments	29,584,153	54,974,431
Net unrealized appreciation (depreciation) on investments	172,482	48,226,593
Net Increase (Decrease) in Net Assets Resulting from Operations	32,378,940	109,159,816
Distributions to Shareholders from ($):
Investment income—net	(2,802,031)	(5,851,063)
Net realized gain on investments	(55,061,436)	(11,449,855)
Total Distributions	(57,863,467)	(17,300,918)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,564,256	19,011,992
Distributions reinvested	55,458,428	16,576,319
Cost of shares redeemed	(35,890,177)	(67,559,365)
Increase (Decrease) in Net Assets from Capital Stock Transactions	24,132,507	(31,971,054)
Total Increase (Decrease) in Net Assets	(1,352,020)	59,887,844
Net Assets ($):
Beginning of Period	598,185,245	538,297,401
End of Period	596,833,225	598,185,245
Undistributed investment income—net	1,707,628	1,887,354
Capital Share Transactions (Shares):
Shares sold	123,292	538,395
Shares issued for distributions reinvested	1,547,280	488,454
Shares redeemed	(957,336)	(1,877,034)
Net Increase (Decrease) in Shares Outstanding	713,236	(850,185)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	38.29	32.68	35.74	37.63	40.23	32.56
Investment Operations:
Investment income—net[a]	.16	.37	.37	.32	.24	.32
Net realized and unrealized gain (loss) on investments	1.83	6.30	.60	1.96	3.86	7.67
Total from Investment Operations	1.99	6.67	.97	2.28	4.10	7.99
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.37)	(.30)	(.24)	(.32)
Dividends from net realized gain on investments	(3.56)	(.70)	(3.66)	(3.87)	(6.46)	–
Total Distributions	(3.74)	(1.06)	(4.03)	(4.17)	(6.70)	(.32)
Net asset value, end of period	36.54	38.29	32.68	35.74	37.63	40.23
Total Return (%)	5.40[b]	20.84	3.15	6.62	11.91	24.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	.86[c]	1.02	1.15	.90	.65	.90
Portfolio Turnover Rate	34.48[b]	55.38	49.27	65.96	69.22	118.87
Net Assets, end of period ($ x 1,000)	596,833	598,185	538,297	564,964	588,912	584,025

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

16

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	581,147,868	–	–	581,147,868
Equity Securities— Foreign Common Stocks†	4,205,650	–	–	4,205,650
Exchange-Traded Funds	6,031,093	–	–	6,031,093
Registered Investment Companies	4,606,290	–	–	4,606,290

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $2,227 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

18

expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $5,851,063 and long-term capital gains $11,449,855. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $21,673.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and Dreyfus for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2018, the fund was charged $304,848 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $444,367 and Distribution Plan fees $49,374, which are offset against an expense reimbursement currently in effect in the amount of $3,311.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $209,329,168 and $233,573,617, respectively.

At April 30, 2018, accumulated net unrealized appreciation on investments was $131,248,893, consisting of $141,957,954 gross unrealized appreciation and $10,709,061 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except the two-year period when it was at the Performance Group median and the three-year period when it was above the Performance Group and Performance Universe medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. It was noted that the fund’s management team had been in place since 2014, following which relative performance generally showed improvement over prior periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

22

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was somewhat concerned about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Disciplined Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DDSTX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0728SA0418

Dreyfus Institutional S&P 500 Stock Index Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional S&P 500 Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional S&P 500 Stock Index Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Institutional S&P 500 Stock Index Fund produced a total return of 3.70%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 3.82% for the same period.2,3

U.S. equities advanced moderately during the reporting period amid improving economic prospects and reports of better-than-expected corporate earnings. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the Index. To replicate index performance, the fund’s portfolio managers use a passive management approach and generally purchase all of the securities comprising the Index (though, at times, the fund may invest in a representative sample of the Index). Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

Positive Economic Trends in the Face of Rising Volatility

A positive economic backdrop supported U.S. equity markets in late 2017, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board (the “Fed”) for 2018. Passage of tax reform legislation in December 2017 sparked additional market gains, driving the Index to new all-time highs in January 2018. Some of the more economically sensitive market segments, such as the information technology and financials sectors, led the market’s advance at the time.

Economic data in January 2018 indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes by the Fed began to weigh on market sentiment. In March 2018, political rhetoric regarding potentially more protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including industrial firms and exporters. As a result, markets remained volatile through the remainder of the reporting period.

Consumer Discretionary Stocks Led the Market’s Rise

For the reporting period overall, consumer discretionary stocks posted the highest returns of the Index’s various market segments, supported primarily by gains in a small number of mega-cap growth stocks. Most notably, online retailer Amazon.com continued to surge as investors responded positively to its expansion into other industries, such as groceries and

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

health care. Internet-based media company Netflix also posted impressive gains amid greater adoption of streaming technology by entertainment consumers. After enduring an extended period of weakness, many specialty retailers rallied amid high levels of consumer confidence, robust employment trends, and the impact of tax reform legislation on spending.

The information technology sector continued to fare well over the reporting period, driven higher by software developers and technology service companies. However, investors appeared to become more selective in an industry group with rich valuations, favoring profitable companies with sustainable growth rates such as cloud computing specialists, payment processors, and IT consulting firms. The energy sector surged later in the reporting period when rising crude oil prices sparked increased production among large, integrated energy companies that had reduced costs and streamlined operations during the previous downturn.

Laggards for the reporting period included traditionally defensive market sectors whose dividend yields became less attractive to investors in a rising interest-rate environment. The consumer staples sector also was hurt by rising costs for food producers and online competition for some of the major retail chains, such as Walmart, and tobacco companies struggled with declining smoking trends worldwide. The utilities sector was hurt by tax reform legislation that eliminated tax deferrals and reduced cash flows. The real estate sector encountered higher financing costs and softness among retail properties.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments as geopolitical tensions potentially escalate and monetary policymakers move away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2018

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional S&P 500 Stock Index Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,037.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .6%
Aptiv	30,152		2,550,256
BorgWarner	21,877		1,070,660
Ford Motor	431,189		4,846,564
General Motors	141,343		5,192,942
Goodyear Tire & Rubber	25,563		641,887
Harley-Davidson	17,532		721,091
			15,023,400
Banks - 6.5%
Bank of America	1,064,087		31,837,483
BB&T	87,192		4,603,738
Citigroup	285,983		19,524,059
Citizens Financial Group	54,253		2,250,957
Comerica	18,922		1,789,643
Fifth Third Bancorp	77,350		2,565,699
Huntington Bancshares	122,515		1,826,699
JPMorgan Chase & Co.	381,679		41,519,042
KeyCorp	117,816		2,346,895
M&T Bank	16,713		3,046,278
People's United Financial	39,611		724,485
PNC Financial Services Group	52,672		7,669,570
Regions Financial	127,080		2,376,396
SunTrust Banks	52,556		3,510,741
SVB Financial Group	5,878	[a]	1,761,108
U.S. Bancorp	174,564		8,806,754
Wells Fargo & Co.	488,217		25,367,755
Zions Bancorporation	22,217		1,216,381
			162,743,683
Capital Goods - 7.1%
3M	66,130		12,855,011
A.O. Smith	15,419		945,956
Acuity Brands	4,345		520,401
Allegion	10,831		835,937
AMETEK	25,759		1,797,978
Arconic	45,739		814,612
Boeing	61,525		20,522,279
Caterpillar	66,441		9,591,423
Cummins	17,194		2,748,633
Deere & Co.	35,995		4,871,203
Dover	17,674		1,638,380
Eaton	48,654		3,650,510
Emerson Electric	70,948		4,711,657

6

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 7.1% (continued)
Fastenal	31,248	[b]	1,562,088
Flowserve	15,453		686,268
Fluor	16,189		954,342
Fortive	33,697		2,369,236
Fortune Brands Home & Security	17,777		972,224
General Dynamics	30,725		6,185,250
General Electric	960,844		13,519,075
Harris	13,412		2,097,905
Honeywell International	83,640		12,101,035
Huntington Ingalls Industries	5,190		1,262,260
Illinois Tool Works	34,100		4,842,882
Ingersoll-Rand	27,794		2,331,639
Jacobs Engineering Group	13,434		780,381
Johnson Controls International	102,182	[b]	3,460,904
L3 Technologies	8,680		1,700,238
Lockheed Martin	27,621		8,861,922
Masco	34,022		1,288,413
Northrop Grumman	19,259		6,202,168
PACCAR	39,172		2,494,081
Parker-Hannifin	15,032		2,474,568
Pentair	18,264		1,228,802
Quanta Services	18,623	[a]	605,247
Raytheon	31,985		6,555,006
Rockwell Automation	14,227		2,340,768
Rockwell Collins	17,832		2,363,453
Roper Technologies	11,291		2,982,969
Snap-on	6,646	[b]	965,331
Stanley Black & Decker	17,461		2,472,303
Textron	29,149		1,811,319
TransDigm Group	5,237		1,678,825
United Rentals	9,377	[a]	1,406,550
United Technologies	82,254		9,882,818
W.W. Grainger	5,791	[b]	1,629,298
Xylem	19,452		1,418,051
			178,991,599
Commercial & Professional Services - .6%
Cintas	9,554		1,627,046
Equifax	13,026		1,459,563
IHS Markit	40,301	[a]	1,979,988
Nielsen Holdings	38,142	[b]	1,199,566
Republic Services	24,758		1,601,347
Robert Half International	13,687		831,485
Stericycle	9,884	[a,b]	580,290

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - .6% (continued)
Verisk Analytics	17,298	[a]	1,841,372
Waste Management	44,109		3,585,621
			14,706,278
Consumer Durables & Apparel - 1.2%
D.R. Horton	39,377		1,738,101
Garmin	12,583		738,245
Hanesbrands	42,115	[b]	777,864
Hasbro	12,733		1,121,650
Leggett & Platt	15,252		618,469
Lennar, Cl. A	31,064		1,642,975
Mattel	40,976	[b]	606,445
Michael Kors Holdings	16,062	[a]	1,098,962
Mohawk Industries	6,884	[a]	1,444,814
Newell Brands	54,031		1,492,877
NIKE, Cl. B	144,347		9,871,891
PulteGroup	30,452		924,523
PVH	8,538		1,363,262
Ralph Lauren	6,164		677,115
Tapestry	30,855		1,659,073
Under Armour, Cl. A	20,908	[a,b]	371,326
Under Armour, Cl. C	21,059	[a,b]	323,256
VF	36,640		2,963,077
Whirlpool	7,664		1,187,537
			30,621,462
Consumer Services - 1.9%
Carnival	45,174		2,848,672
Chipotle Mexican Grill	2,601	[a,b]	1,101,081
Darden Restaurants	13,196		1,225,381
H&R Block	24,438		675,711
Hilton Worldwide Holdings	31,478		2,481,725
Marriott International, Cl. A	33,848		4,626,345
McDonald's	88,328		14,789,640
MGM Resorts International	55,653		1,748,617
Norwegian Cruise Line Holdings	23,537	[a]	1,258,523
Royal Caribbean Cruises	18,856		2,040,031
Starbucks	156,296		8,997,961
Wyndham Worldwide	11,363		1,297,768
Wynn Resorts	8,726		1,624,694
Yum! Brands	37,166		3,237,159
			47,953,308
Diversified Financials - 5.6%
Affiliated Managers Group	6,268		1,033,342
American Express	79,736		7,873,930

8

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 5.6% (continued)
Ameriprise Financial	16,213		2,273,225
Bank of New York Mellon	113,278		6,174,784
Berkshire Hathaway, Cl. B	213,983	[a]	41,454,927
BlackRock	13,664		7,125,776
Capital One Financial	53,592		4,856,507
Cboe Global Markets	12,922		1,379,811
Charles Schwab	133,229		7,418,191
CME Group	37,641		5,935,233
Discover Financial Services	40,077		2,855,486
E*TRADE Financial	30,484	[a]	1,849,769
Franklin Resources	36,683		1,234,016
Goldman Sachs Group	39,277		9,360,887
Intercontinental Exchange	64,660		4,685,264
Invesco	46,157		1,337,168
Leucadia National	32,747		787,238
Moody's	18,798		3,049,036
Morgan Stanley	154,124		7,955,881
MSCI	9,994		1,497,401
Nasdaq	13,654		1,205,921
Navient	25,443		337,374
Northern Trust	23,657		2,525,385
Raymond James Financial	14,853		1,333,057
S&P Global	28,196		5,317,766
State Street	40,970		4,087,987
Synchrony Financial	81,110		2,690,419
T. Rowe Price Group	27,128		3,087,709
			140,723,490
Energy - 6.2%
Anadarko Petroleum	57,295		3,857,099
Andeavor	16,089		2,225,431
Apache	42,487	[b]	1,739,843
Baker Hughes	49,077	[b]	1,772,170
Cabot Oil & Gas	53,529		1,279,878
Chevron	212,375		26,570,236
Cimarex Energy	11,079		1,114,437
Concho Resources	16,911	[a]	2,658,578
ConocoPhillips	130,656		8,557,968
Devon Energy	59,055		2,145,468
EOG Resources	63,968		7,559,099
EQT	27,972		1,403,915
Exxon Mobil	471,111		36,628,880
Halliburton	98,416		5,215,064
Helmerich & Payne	12,641		879,182

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 6.2% (continued)
Hess	30,913		1,761,732
Kinder Morgan	211,175		3,340,788
Marathon Oil	90,936		1,659,582
Marathon Petroleum	52,786		3,954,199
National Oilwell Varco	41,188		1,592,740
Newfield Exploration	23,118	[a]	688,916
Noble Energy	56,286		1,904,155
Occidental Petroleum	84,615		6,537,355
ONEOK	45,702		2,752,174
Phillips 66	46,386		5,163,226
Pioneer Natural Resources	19,217		3,873,186
Range Resources	21,726	[b]	300,905
Schlumberger	153,413		10,517,995
TechnipFMC	48,619		1,602,482
Valero Energy	48,350		5,363,465
Williams Cos.	90,611		2,331,421
			156,951,569
Food & Staples Retailing - 1.7%
Costco Wholesale	48,818		9,624,957
CVS Health	112,114		7,828,921
Kroger	100,853		2,540,487
Sysco	52,879		3,307,053
Walgreens Boots Alliance	94,774		6,297,732
Wal-Mart	161,421		14,279,302
			43,878,452
Food, Beverage & Tobacco - 4.0%
Altria Group	211,417		11,862,608
Archer-Daniels-Midland	63,271		2,871,238
Brown-Forman, Cl. B	29,891		1,675,092
Campbell Soup	22,421	[b]	914,328
Coca-Cola	426,858		18,444,534
Conagra Brands	44,348		1,643,980
Constellation Brands, Cl. A	19,070		4,445,789
Dr Pepper Snapple Group	20,273	[b]	2,431,949
General Mills	62,702		2,742,585
Hershey	15,754		1,448,423
Hormel Foods	28,784	[b]	1,043,420
J.M. Smucker	12,648		1,442,884
Kellogg	27,332	[b]	1,609,855
Kraft Heinz	65,965		3,719,107
McCormick & Co.	13,518		1,424,932
Molson Coors Brewing, Cl. B	20,049		1,428,291
Mondelez International, Cl. A	165,379		6,532,470

10

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 4.0% (continued)
Monster Beverage	45,365	[a]	2,495,075
PepsiCo	157,617		15,909,860
Philip Morris International	172,140		14,115,480
Tyson Foods, Cl. A	33,781		2,368,048
			100,569,948
Health Care Equipment & Services - 5.8%
Abbott Laboratories	192,820		11,208,627
Aetna	36,076		6,459,408
Align Technology	8,090	[a]	2,021,286
AmerisourceBergen	17,587		1,593,030
Anthem	28,406		6,703,532
Baxter International	55,343		3,846,338
Becton Dickinson & Co.	29,317		6,797,733
Boston Scientific	151,698	[a]	4,356,767
Cardinal Health	34,470		2,211,940
Centene	19,872	[a]	2,157,702
Cerner	34,532	[a]	2,011,489
Cigna	27,244		4,681,064
Cooper	5,631		1,287,866
Danaher	67,735		6,795,175
DaVita	16,088	[a]	1,010,166
Dentsply Sirona	26,293		1,323,590
Edwards Lifesciences	23,349	[a]	2,973,729
Envision Healthcare	13,531	[a]	502,947
Express Scripts Holding	62,598	[a]	4,738,669
HCA Healthcare	31,245		2,991,396
Henry Schein	16,689	[a,b]	1,268,364
Hologic	31,948	[a]	1,239,263
Humana	15,325		4,508,308
IDEXX Laboratories	9,700	[a]	1,886,553
Intuitive Surgical	12,390	[a]	5,461,264
Laboratory Corporation of America Holdings	11,348	[a]	1,937,671
McKesson	23,012		3,594,704
Medtronic	149,952		12,015,654
Quest Diagnostics	15,652		1,583,982
ResMed	15,373		1,454,901
Stryker	35,597		6,030,844
UnitedHealth Group	107,432		25,396,925
Universal Health Services, Cl. B	9,680		1,105,456
Varian Medical Systems	10,113	[a]	1,168,962
Zimmer Biomet Holdings	22,306		2,568,982
			146,894,287

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Household & Personal Products - 1.5%
Church & Dwight	27,584		1,274,381
Clorox	14,021		1,643,261
Colgate-Palmolive	97,161		6,337,812
Coty, Cl. A	55,728		966,881
Estee Lauder, Cl. A	24,711		3,659,452
Kimberly-Clark	38,861		4,023,668
Procter & Gamble	280,376		20,282,400
			38,187,855
Insurance - 2.6%
Aflac	86,832		3,956,934
Allstate	39,621		3,875,726
American International Group	99,403		5,566,568
Aon	27,599		3,932,030
Arthur J. Gallagher & Co.	20,598		1,441,654
Assurant	6,205		575,948
Brighthouse Financial	11,519		584,935
Chubb	51,373		6,969,775
Cincinnati Financial	15,896		1,118,125
Everest Re Group	4,366		1,015,837
Hartford Financial Services Group	40,927		2,203,510
Lincoln National	24,733		1,747,139
Loews	29,907		1,568,921
Marsh & McLennan	56,403		4,596,844
MetLife	116,358		5,546,786
Principal Financial Group	30,408		1,800,762
Progressive	64,784		3,905,827
Prudential Financial	46,872		4,983,431
The Travelers Companies	30,234		3,978,794
Torchmark	11,883		1,030,731
Unum Group	23,896		1,156,088
Willis Towers Watson	14,456		2,146,861
XL Group	27,745		1,542,345
			65,245,571
Materials - 2.8%
Air Products & Chemicals	24,073		3,906,807
Albemarle	12,310		1,193,578
Avery Dennison	10,254		1,074,722
Ball	40,369	[b]	1,618,393
CF Industries Holdings	26,417		1,024,980
DowDuPont	259,345		16,400,978
Eastman Chemical	16,086		1,642,059
Ecolab	28,714		4,156,926
FMC	15,296		1,219,550

12

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 2.8% (continued)
Freeport-McMoRan	150,958		2,296,071
International Flavors & Fragrances	8,743		1,235,036
International Paper	45,238		2,332,471
LyondellBasell Industries, Cl. A	35,718		3,776,464
Martin Marietta Materials	7,160		1,394,553
Monsanto	48,593		6,092,104
Mosaic	40,910		1,102,524
Newmont Mining	58,353		2,292,689
Nucor	35,800		2,205,996
Packaging Corporation of America	10,051		1,162,800
PPG Industries	28,075		2,972,581
Praxair	31,648		4,826,953
Sealed Air	17,450		765,182
Sherwin-Williams	9,085		3,340,191
Vulcan Materials	14,372		1,605,209
WestRock	28,314		1,675,041
			71,313,858
Media - 2.5%
CBS, Cl. B	38,486		1,893,511
Charter Communications, Cl. A	20,705	[a]	5,617,059
Comcast, Cl. A	516,976		16,227,877
Discovery, Cl. A	18,090	[a,b]	427,828
Discovery, Cl. C	37,812	[a]	840,183
DISH Network, Cl. A	26,272	[a]	881,426
Interpublic Group of Companies	44,817		1,057,233
News Corp., Cl. A	44,673		713,875
News Corp., Cl. B	11,764		191,165
Omnicom Group	25,748	[b]	1,896,598
Time Warner	86,192		8,171,002
Twenty-First Century Fox, Cl. A	116,452		4,257,485
Twenty-First Century Fox, Cl. B	48,235		1,739,836
Viacom, Cl. B	40,912		1,233,906
Walt Disney	167,386		16,793,837
			61,942,821
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
AbbVie	176,703		17,060,675
Agilent Technologies	36,798		2,419,101
Alexion Pharmaceuticals	24,667	[a]	2,901,579
Allergan	36,789		5,652,630
Amgen	74,526		13,003,296
Biogen	23,393	[a]	6,400,325
Bristol-Myers Squibb	181,309		9,451,638
Celgene	83,731	[a]	7,292,970

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.9% (continued)
Eli Lilly & Co.	107,259		8,695,487
Gilead Sciences	145,640		10,519,577
Illumina	16,541	[a]	3,985,223
Incyte	19,986	[a]	1,237,933
IQVIA Holdings	16,712	[a]	1,600,341
Johnson & Johnson	297,917		37,683,521
Merck & Co.	299,895		17,654,819
Mettler-Toledo International	2,778	[a]	1,555,486
Mylan	58,753	[a]	2,277,266
Nektar Therapeutics	17,713	[a]	1,481,870
PerkinElmer	12,034		882,814
Perrigo	14,671		1,146,392
Pfizer	660,806		24,192,108
Regeneron Pharmaceuticals	8,494	[a]	2,579,458
Thermo Fisher Scientific	44,403		9,340,171
Vertex Pharmaceuticals	27,953	[a]	4,281,281
Waters	9,036	[a]	1,702,473
Zoetis	53,846		4,495,064
			199,493,498
Real Estate - 2.8%
Alexandria Real Estate Equities	11,249	[c]	1,401,288
American Tower	49,000	[c]	6,681,640
Apartment Investment & Management, Cl. A	17,364	[c]	704,978
AvalonBay Communities	15,598	[c]	2,542,474
Boston Properties	16,872	[c]	2,048,430
CBRE Group, Cl. A	34,813	[a,c]	1,577,377
Crown Castle International	46,093	[c]	4,649,401
Digital Realty Trust	23,202	[c]	2,452,219
Duke Realty	41,492	[c]	1,124,433
Equinix	8,836	[c]	3,718,100
Equity Residential	41,487	[c]	2,560,163
Essex Property Trust	7,173	[c]	1,719,296
Extra Space Storage	14,359	[c]	1,286,423
Federal Realty Investment Trust	8,075	[c]	935,489
GGP	72,474	[c]	1,448,755
HCP	49,888	[c]	1,165,384
Host Hotels & Resorts	82,423	[c]	1,612,194
Iron Mountain	30,521	[c]	1,035,883
Kimco Realty	49,586	[c]	719,493
Macerich	12,877	[b,c]	741,973
Mid-America Apartment Communities	13,122	[c]	1,200,138

14

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Real Estate - 2.8% (continued)
Prologis	60,305	[c]	3,914,398
Public Storage	16,512	[c]	3,331,791
Realty Income	31,408	[b,c]	1,586,418
Regency Centers	16,933	[c]	996,507
SBA Communications	12,857	[a,c]	2,060,077
Simon Property Group	34,370	[c]	5,373,406
SL Green Realty	10,073	[c]	984,535
UDR	30,461	[c]	1,101,165
Ventas	38,779	[c]	1,994,016
Vornado Realty Trust	19,572	[c]	1,331,483
Welltower	41,940	[c]	2,241,274
Weyerhaeuser	85,106	[c]	3,130,199
			69,370,800
Retailing - 6.7%
Advance Auto Parts	8,510		973,969
Amazon.com	44,672	[a]	69,962,159
AutoZone	3,034	[a]	1,894,794
Best Buy	27,769	[b]	2,125,162
Booking Holdings	5,403	[a]	11,767,734
CarMax	19,441	[a]	1,215,062
Dollar General	28,718		2,772,149
Dollar Tree	25,968	[a]	2,490,071
Expedia	14,084		1,621,632
Foot Locker	13,198		568,570
Gap	23,898		698,778
Genuine Parts	15,863		1,401,020
Home Depot	129,833		23,993,138
Kohl's	17,908		1,112,445
L Brands	28,540		996,331
LKQ	33,018	[a]	1,024,218
Lowe's	92,185		7,598,810
Macy's	32,101	[b]	997,378
Netflix	48,246	[a]	15,074,945
Nordstrom	11,938	[b]	603,585
O'Reilly Automotive	9,308	[a]	2,383,500
Ross Stores	42,543		3,439,602
Target	60,048		4,359,485
The TJX Companies	70,368		5,970,725
Tiffany & Co.	10,837		1,114,369
Tractor Supply	13,848		941,664
TripAdvisor	13,046	[a,b]	488,181
Ulta Beauty	6,661	[a]	1,671,311
			169,260,787

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices	92,770	[a,b]	1,009,338
Analog Devices	40,704		3,555,494
Applied Materials	116,863		5,804,585
Broadcom	45,634		10,469,352
Intel	520,334		26,859,641
KLA-Tencor	17,724		1,803,240
Lam Research	17,885		3,309,798
Microchip Technology	26,688	[b]	2,232,718
Micron Technology	127,642	[a]	5,868,979
NVIDIA	67,159		15,104,059
Qorvo	13,518	[a]	911,113
QUALCOMM	164,582		8,395,328
Skyworks Solutions	20,639		1,790,640
Texas Instruments	109,177		11,073,823
Xilinx	27,871		1,790,433
			99,978,541
Software & Services - 14.9%
Accenture, Cl. A	68,449		10,349,489
Activision Blizzard	83,639		5,549,448
Adobe Systems	54,606	[a]	12,100,690
Akamai Technologies	18,850	[a]	1,350,602
Alliance Data Systems	5,118		1,039,210
Alphabet, Cl. A	33,187	[a]	33,803,614
Alphabet, Cl. C	33,838	[a]	34,424,413
ANSYS	9,197	[a]	1,486,787
Autodesk	24,184	[a]	3,044,766
Automatic Data Processing	49,046		5,791,352
CA	34,836		1,212,293
Cadence Design Systems	32,689	[a]	1,309,521
Citrix Systems	13,967	[a]	1,437,344
Cognizant Technology Solutions, Cl. A	65,200		5,334,664
DXC Technology	31,474		3,243,710
eBay	104,746	[a]	3,967,778
Electronic Arts	34,020	[a]	4,013,680
Facebook, Cl. A	266,378	[a]	45,817,016
Fidelity National Information Services	36,859		3,500,499
Fiserv	45,994	[a]	3,259,135
Gartner	10,471	[a]	1,270,028
Global Payments	18,138		2,050,501
International Business Machines	95,407		13,830,199
Intuit	26,842		4,960,133
Mastercard, Cl. A	102,945		18,352,005
Microsoft	855,699		80,024,970

16

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 14.9% (continued)
Oracle	336,051		15,347,449
Paychex	36,060		2,184,154
PayPal Holdings	125,125	[a]	9,335,576
Red Hat	19,513	[a]	3,181,790
salesforce.com	75,986	[a]	9,193,546
Symantec	68,857		1,913,536
Synopsys	16,565	[a]	1,416,473
Take-Two Interactive Software	12,717	[a]	1,268,012
Total System Services	18,155		1,526,109
VeriSign	9,003	[a,b]	1,057,132
Visa, Cl. A	200,448	[b]	25,432,842
Western Union	48,519		958,250
			375,338,716
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	34,525		2,890,088
Apple	564,167		93,234,238
Cisco Systems	536,028		23,740,680
Corning	95,800		2,588,516
F5 Networks	6,609	[a]	1,077,862
FLIR Systems	14,863		795,914
Hewlett Packard Enterprise	175,989		3,000,612
HP	184,529		3,965,528
IPG Photonics	4,290	[a]	913,899
Juniper Networks	39,706		976,371
Motorola Solutions	18,118		1,989,900
NetApp	29,363		1,954,989
Seagate Technology	31,836		1,842,986
TE Connectivity	38,837		3,563,295
Western Digital	32,639		2,571,627
Xerox	23,584		741,717
			145,848,222
Telecommunication Services - 1.9%
AT&T	682,660		22,322,982
CenturyLink	106,122		1,971,747
Verizon Communications	458,953		22,649,331
			46,944,060
Transportation - 2.1%
Alaska Air Group	14,337		930,901
American Airlines Group	46,891	[b]	2,013,031
C.H. Robinson Worldwide	14,915	[b]	1,372,627
CSX	98,833		5,869,692
Delta Air Lines	72,447		3,783,182
Expeditors International of Washington	20,267		1,294,251

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Transportation - 2.1% (continued)
FedEx	27,296		6,747,571
J.B. Hunt Transport Services	9,776		1,147,996
Kansas City Southern	11,643		1,241,493
Norfolk Southern	31,614		4,535,661
Southwest Airlines	60,260		3,183,536
Union Pacific	87,197		11,652,135
United Continental Holdings	26,976	[a]	1,821,959
United Parcel Service, Cl. B	76,057		8,632,469
			54,226,504
Utilities - 2.9%
AES	75,516		924,316
Alliant Energy	26,721		1,147,667
Ameren	26,252		1,538,892
American Electric Power	54,742		3,830,845
American Water Works	19,341		1,674,544
CenterPoint Energy	47,807		1,210,951
CMS Energy	32,669		1,541,650
Consolidated Edison	34,160		2,737,241
Dominion Energy	72,427		4,820,741
DTE Energy	20,151		2,123,915
Duke Energy	77,411		6,205,266
Edison International	36,815		2,412,119
Entergy	19,528		1,593,290
Eversource Energy	35,598		2,144,779
Exelon	108,920		4,321,946
FirstEnergy	49,745		1,711,228
NextEra Energy	52,073		8,535,285
NiSource	36,448	[b]	888,967
NRG Energy	31,735		983,785
PG&E	56,187		2,590,221
Pinnacle West Capital	12,557		1,010,838
PPL	77,143		2,244,861
Public Service Enterprise Group	57,157		2,980,738
SCANA	16,561		608,948
Sempra Energy	28,381	[b]	3,172,996
Southern	110,933		5,116,230
WEC Energy Group	35,479		2,280,590
Xcel Energy	57,366		2,687,023
			73,039,872
Total Common Stocks (cost $1,047,585,117)			2,509,248,581

18

Description		Principal Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.64%, 6/7/18 (cost $863,543)		865,000	[d,e]	863,548
	Current Yield (%)
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,870,733)	1.71	10,870,733	[f]	10,870,733

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $2,431,827)	1.67	2,431,827	[f]	2,431,827
Total Investments (cost $1,061,751,220)		100.1%		2,523,414,689
Liabilities, Less Cash and Receivables		(.1%)		(3,542,786)
Net Assets		100.0%		2,519,871,903

aNon-income producing security.

bSecurity, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $65,152,901 and the value of the collateral held by the fund was $66,664,124, consisting of cash collateral of $2,431,827 and U.S. Government & Agency securities valued at $64,232,297.

cInvestment in real estate investment trust.

dHeld by a counterparty for open exchange traded derivative contracts.

eSecurity is a discount security. Income is recognized through the accretion of discount.

fInvestment in affiliated money market mutual fund.

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.9
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Capital Goods	7.1
Retailing	6.7
Banks	6.5
Energy	6.2
Health Care Equipment & Services	5.8
Technology Hardware & Equipment	5.8
Diversified Financials	5.6
Food, Beverage & Tobacco	4.0
Semiconductors & Semiconductor Equipment	4.0
Utilities	2.9
Materials	2.8
Real Estate	2.8
Insurance	2.6
Media	2.5
Transportation	2.1
Consumer Services	1.9
Telecommunication Services	1.9
Food & Staples Retailing	1.7
Household & Personal Products	1.5
Consumer Durables & Apparel	1.2
Automobiles & Components	.6
Commercial & Professional Services	.6
Short-Term/Money Market Investments	.5
100.1

† Based on net assets.

See notes to financial statements.

20

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	17,561,479	119,002,057	125,692,803	10,870,733.4		145,404
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	39,178,310	36,746,483	2,431,827.1		-
Total	17,561,479	158,180,367	162,439,286	13,302,560.5		145,404

See notes to financial statements.

21

STATEMENT OF FUTURES
April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	107	6/2018	14,311,947	14,161,450	(150,497)
Gross Unrealized Depreciation				(150,497)

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $65,152,901)—Note 1(b):
Unaffiliated issuers	1,048,448,660	2,510,112,129
Affiliated issuers	13,302,560	13,302,560
Cash		1,167,828
Dividends, interest and securities lending income receivable		2,195,199
Receivable for shares of Common Stock subscribed		643,080
Other assets		44,404
		2,527,465,200
Liabilities ($):
Due to The Dreyfus Corporation—Note 3(b)		401,946
Payable for shares of Common Stock redeemed		4,502,794
Liability for securities on loan—Note 1(b)		2,431,827
Payable for investment securities purchased		132,468
Payable for futures variation margin—Note 4		123,262
Accrued expenses		1,000
		7,593,297
Net Assets ($)		2,519,871,903
Composition of Net Assets ($):
Paid-in capital		1,012,536,817
Accumulated undistributed investment income—net		14,056,027
Accumulated net realized gain (loss) on investments		31,766,087
Accumulated net unrealized appreciation (depreciation) on investments [including ($150,497) net unrealized (depreciation) on futures]		1,461,512,972
Net Assets ($)		2,519,871,903
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		47,319,529
Net Asset Value Per Share ($)		53.25

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,556,693
Affiliated issuers	145,404
Income from securities lending—Note 1(b)	26,664
Interest	8,732
Total Income	24,737,493
Expenses:
Management fee—Note 3(a)	2,616,552
Directors’ fees—Note 3(a,c)	99,780
Loan commitment fees—Note 2	28,185
Interest expense—Note 2	6,928
Total Expenses	2,751,445
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(99,780)
Net Expenses	2,651,665
Investment Income—Net	22,085,828
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	54,471,823
Net realized gain (loss) on futures	1,086,343
Net Realized Gain (Loss)	55,558,166
Net unrealized appreciation (depreciation) on investments	20,726,267
Net unrealized appreciation (depreciation) on futures	(663,830)
Net Unrealized Appreciation (Depreciation)	20,062,437
Net Realized and Unrealized Gain (Loss) on Investments	75,620,603
Net Increase in Net Assets Resulting from Operations	97,706,431

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	22,085,828	45,506,163
Net realized gain (loss) on investments	55,558,166	23,204,934
Net unrealized appreciation (depreciation) on investments	20,062,437	442,486,427
Net Increase (Decrease) in Net Assets Resulting from Operations	97,706,431	511,197,524
Distributions to Shareholders from ($):
Investment income—net	(22,372,690)	(43,692,370)
Net realized gain on investments	(22,803,248)	(23,419,581)
Total Distributions	(45,175,938)	(67,111,951)
Capital Stock Transactions ($):
Net proceeds from shares sold	181,931,194	441,670,667
Distributions reinvested	32,070,339	47,592,208
Cost of shares redeemed	(361,756,289)	(544,641,017)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(147,754,756)	(55,378,142)
Total Increase (Decrease) in Net Assets	(95,224,263)	388,707,431
Net Assets ($):
Beginning of Period	2,615,096,166	2,226,388,735
End of Period	2,519,871,903	2,615,096,166
Undistributed investment income—net	14,056,027	14,342,889
Capital Share Transactions (Shares):
Shares sold	3,365,534	9,282,187
Shares issued for distributions reinvested	601,921	1,034,299
Shares redeemed	(6,709,321)	(11,363,268)
Net Increase (Decrease) in Shares Outstanding	(2,741,866)	(1,046,782)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	52.24	43.56	42.87	41.56	36.17	29.06
Investment Operations:
Investment income—net[a]	.45	.89	.86	.80	.70	.65
Net realized and unrealized gain (loss) on investments	1.48	9.12	.94	1.28	5.39	7.08
Total from Investment Operations	1.93	10.01	1.80	2.08	6.09	7.73
Distributions:
Dividends from investment income—net	(.45)	(.86)	(.83)	(.77)	(.67)	(.62)
Dividends from net realized gain on investments	(.47)	(.47)	(.28)	-	(.03)	-
Total Distributions	(.92)	(1.33)	(1.11)	(.77)	(.70)	(.62)
Net asset value, end of period	53.25	52.24	43.56	42.87	41.56	36.17
Total Return (%)	3.70[b]	23.42	4.28	5.02	17.03	26.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.20[c]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	1.69[c]	1.85	2.02	1.88	1.81	2.01
Portfolio Turnover Rate	.80[b]	6.00	5.11	8.71	5.41	3.45
Net Assets, end of period ($ x 1,000)	2,519,872	2,615,096	2,226,389	2,155,764	2,173,843	1,868,831

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

28

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,502,420,288	-	-	2,502,420,288
Equity Securities—Foreign Common Stocks†	6,828,293	-	-	6,828,293
Registered Investment Companies	13,302,560	-	-	13,302,560

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
U.S. Treasury	-	863,548	-	863,548
Liabilities ($)
Other Financial Instruments:
Futures††	(150,497)	-	-	(150,497)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $6,282 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

30

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $45,171,712 and long-term capital gains $21,940,239. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the facilities during the period ended April 30, 2018, was approximately $568,000 with a related weighted average annualized interest rate of 2.46%.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $99,780.

(b) The components of “Due to The Dreyfus Corporation” in the Statement of Assets and Liabilities consist of: management fees $416,506, which are offset against an expense reimbursement currently in effect in the amount of $14,560.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2018, amounted to $20,948,016 and $179,578,579, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the

32

market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	24,462,429

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,461,512,972, consisting of $1,495,347,389 gross unrealized appreciation and $33,834,417 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”)

The State Law Cases: The Tribune LBO was executed in two-steps - a voluntary tender offer in June 2007, and a mandatory go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts throughout the country, which alleged that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

satisfy the plaintiffs’ unpaid claims (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, in a case styled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On November 6, 2012, the defendants filed a motion to dismiss most of the cases in the Tribune MDL. On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “… by or to (or for the benefit of),” among other specified entities, “a financial institution …” On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court.

During the pendency of the plaintiffs’ cert. petition, the Supreme Court agreed to hear the appeal of Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Mgmt.”), a Seventh Circuit case that concerned the scope of Section 546(e) of the Code. In contrast to the Second Circuit, the Seventh Circuit had held that Section 546(e) does not exempt qualified transfers from avoidance that passed through “financial institutions.”

On February 27, 2018, the Supreme Court affirmed the Seventh Circuit’s decision. Noting that “the parties … d[id] not contend that either the debtor or petitioner … qualified as a ‘financial institution,’” the Court declined to address the effect that such an assertion would have had on the application Section 546(e). While the Merit Mgmt. decision likely will make it more difficult for some defendants to assert a defense under Section 546(e), the decision appears to be less consequential for registered investment company defendants, such as the Dreyfus Fund defendants, which are specifically defined as “financial institutions” under Section 101(22)(B) of the Code.

On April 3, 2018, Justices Kennedy and Thomas issued a Statement stating that “consideration of [the petition for certiorari filed by the Tribune plaintiffs] will be deferred for an additional period of time” to allow the Second Circuit or the District Court to consider whether to vacate the earlier judgment or provide other relief in light of Merit Mgmt. On April 10, 2018, the plaintiffs/appellants moved the Second Circuit to recall its mandate, vacate its decision, and remand the case to the district court for further proceedings. The defendants’ filed an opposition brief on April 20, 2018; plaintiffs/appellants filed their reply on April 27, 2018. On May 15, 2018, the Second Circuit issued an Order stating that “the mandate in this

34

case is recalled in anticipation of further panel review.” As of June 6, 2018, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case styled The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Adv. Pro. No-10-54010(KJC) was filed in the United States Bankruptcy Court for the District of Delaware. (“the FitzSimons Litigation”). The case was subsequently transferred to the Tribune MDL. Count One of the multi-count Complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On January 10, 2013, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint, which did not change the legal basis of the claims against the Shareholder Defendants. On May 23, 2014, the defendants filed a motion to dismiss Count One against the Shareholder Defendants, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions. As of June 6, 2018, those other motions are still pending.

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

36

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions

38

may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

Dreyfus Institutional S&P 500 Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DSPIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0713SA0418

Dreyfus Tax Managed Growth Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Tax Managed Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio manager Fayez Sarofim of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of 1.30%, Class C shares returned 0.95%, and Class I shares returned 1.45%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 3.82% for the same period.2

U.S. equities advanced moderately during the reporting period amid improving economic prospects and better-than-expected corporate earnings. The fund lagged its benchmark due to shortfalls in our sector allocation strategy and, to a lesser degree, our security selection strategy.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation consistent with minimizing realized capital gains. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to minimize capital gains tax liabilities.

In choosing stocks, the fund’s portfolio managers first identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund’s portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund’s portfolio managers also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%.

Volatility Returned to Equity Markets in 2018

The Index registered a low-single-digit gain for the reporting period despite declines in February 2018 and March 2018 and relatively flat performance in April 2018. Market volatility increased over the reporting period’s second half as worries about global trade and the pace of central bank tightening overshadowed robust corporate earnings and firm economic activity. Market leadership rotated as the reporting period progressed, but the consumer discretionary sector was the leading segment of the Index for the full six months and logged a double-digit increase. The energy sector also outperformed market averages, aided by a rally in crude oil prices amid expectations of tighter supply conditions and rising demand. Conversely, the utilities and consumer staples sectors represented the Index’s weakest sectors and, along with the real estate and materials sectors, posted losses for the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Sector Allocations and Security Selections Dampened Results

The fund’s return was positive during the reporting period but trailed the Index. Relative results were constrained by the overall impact of our sector allocation strategy and, to a lesser extent, our stock selection strategy. A substantially overweighted emphasis on traditionally defensive businesses in the consumer staples sector proved to be the most significant detractor from relative and absolute performance. Another impediment was limited and selectively focused representation in the consumer discretionary sector, most notably the fund’s positioning in the Internet and specialty retail segments. Results were also penalized by an emphasis on the major integrated oil companies in the energy sector, as well as by weakness in key holdings in the information technology sector. The largest detractors from returns were Philip Morris International, Altria Group, Comcast, Chubb, and Facebook.

On a more positive note, factors that supported the fund’s relative results during the reporting period included underweighted exposure to and favorable stock selections in the industrials and materials sectors. Strong security selections among biotechnology firms in the health care sector also added value relative to the Index. A lack of exposure to the utilities and real estate sectors, two of the Index’s weaker sectors, also was constructive. The largest individual contributors to the fund’s performance included Estée Lauder, Microsoft, Visa, ConocoPhillips, and JPMorgan Chase & Co.

Finding Stable Industry Leaders in a Volatile Market

We expect a potent mix of above-trend economic growth, robust corporate profitability, and fiscal stimulus to create a positive environment for equity returns over the remainder of 2018. However, at this stage in the economic cycle, with inflation slowly picking up and the era of central bank stimulus drawing to a close, markets are likely to face challenges ahead.

In this environment, we expect investors to increasingly prefer firms with pricing power and consistent earnings. We believe that these industry leaders have the competitive advantages and scale to sustain earnings growth over the long term, while their established records of increasing shareholder value throughout the business cycle provide the potential for a buffer against future increases in market volatility.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.49	$10.21	$5.24
Ending value (after expenses)	$1,013.00	$1,009.50	$1,014.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.51	$10.24	$5.26
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.59

†  Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Banks - 5.3%
JPMorgan Chase & Co.	63,950		6,956,481
Wells Fargo & Co.	38,000		1,974,480
			8,930,961
Capital Goods - 1.6%
United Technologies	21,900		2,631,285
Commercial & Professional Services - .8%
Verisk Analytics	12,430	[a]	1,323,174
Consumer Durables & Apparel - 1.3%
NIKE, Cl. B	33,460		2,288,329
Consumer Services - 2.2%
McDonald's	22,750		3,809,260
Diversified Financials - 8.1%
American Express	29,150		2,878,563
BlackRock	9,500		4,954,250
Intercontinental Exchange	33,800		2,449,148
State Street	34,300		3,422,454
			13,704,415
Energy - 6.5%
Chevron	29,700		3,715,767
ConocoPhillips	33,000		2,161,500
Exxon Mobil	65,512		5,093,558
			10,970,825
Food, Beverage & Tobacco - 17.1%
Altria Group	88,300		4,954,513
Anheuser-Busch InBev, ADR	12,200	[b]	1,220,976
Coca-Cola	106,900		4,619,149
Constellation Brands, Cl. A	5,800		1,352,154
Nestle, ADR	59,850		4,629,996
PepsiCo	34,900		3,522,806
Philip Morris International	105,950		8,687,900
			28,987,494
Health Care Equipment & Services - 3.6%
Abbott Laboratories	56,800		3,301,784
UnitedHealth Group	12,200		2,884,080
			6,185,864
Household & Personal Products - 3.4%
Estee Lauder, Cl. A	38,700		5,731,083
Insurance - 2.6%
Chubb	32,900		4,463,543
Materials - .7%
Air Products & Chemicals	7,500		1,217,175

6

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Media - 5.3%
Comcast, Cl. A		117,840		3,698,998
Twenty-First Century Fox, Cl. A		32,550		1,190,028
Twenty-First Century Fox, Cl. B		30,000		1,082,100
Walt Disney		30,800		3,090,164
				9,061,290
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
AbbVie		45,700		4,412,335
Novartis, ADR		20,400		1,564,476
Novo Nordisk, ADR		64,825		3,042,886
Roche Holding, ADR		93,800	[b]	2,607,640
				11,627,337
Retailing - 1.0%
Amazon.com		1,130	[a]	1,769,727
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding		16,100	[b]	3,034,045
Infineon Technologies, ADR		25,000		641,000
Texas Instruments		60,550		6,141,586
				9,816,631
Software & Services - 18.2%
Alphabet, Cl. C		6,668	[a]	6,783,556
Automatic Data Processing		8,590		1,014,307
Facebook, Cl. A		51,900	[a]	8,926,800
Microsoft		98,495		9,211,252
Visa, Cl. A		39,500	[b]	5,011,760
				30,947,675
Technology Hardware & Equipment - 6.3%
Apple		64,150		10,601,429
Transportation - 2.4%
Canadian Pacific Railway		16,800		3,064,992
Union Pacific		7,000		935,410
				4,000,402
Total Common Stocks (cost $84,992,284)				168,067,899
	Current Yield (%)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $526,703)	1.71	526,703	[c]	526,703

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Current Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $4,792,855)	1.67	4,792,855	[c]	4,792,855
Total Investments (cost $90,311,842)		102.2%		173,387,457
Liabilities, Less Cash and Receivables		(2.2%)		(3,812,844)
Net Assets		100.0%		169,574,613

ADR—American Depository Receipt

aNon-income producing security.

bSecurity, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $9,609,600 and the value of the collateral held by the fund was $9,819,310, consisting of cash collateral of $4,792,855 and U.S. Government & Agency securities valued at $5,026,455.

cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.2
Food, Beverage & Tobacco	17.1
Diversified Financials	8.1
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Energy	6.5
Technology Hardware & Equipment	6.3
Semiconductors & Semiconductor Equipment	5.8
Media	5.3
Banks	5.3
Health Care Equipment & Services	3.6
Household & Personal Products	3.4
Money Market Investments	3.1
Insurance	2.6
Transportation	2.4
Consumer Services	2.2
Capital Goods	1.6
Consumer Durables & Apparel	1.3
Retailing	1.0
Commercial & Professional Services	.8
Materials	.7
102.2

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales ($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	22,514,595	17,721,740	4,792,855	2.8	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,000,306	8,114,833	11,588,436	526,703.3		7,711
Total	4,000,306	30,629,428	29,310,176	5,319,558	3.1	7,711

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,609,600)—Note 1(b):
Unaffiliated issuers	84,992,284	168,067,899
Affiliated issuers	5,319,558	5,319,558
Cash		122,704
Receivable for investment securities sold		620,369
Dividends and securities lending income receivable		419,488
Receivable for shares of Common Stock subscribed		32,644
		174,582,662
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		159,739
Liability for securities on loan—Note 1(b)		4,792,855
Payable for shares of Common Stock redeemed		55,455
		5,008,049
Net Assets ($)		169,574,613
Composition of Net Assets ($):
Paid-in capital		79,487,432
Accumulated undistributed investment income—net		571,075
Accumulated net realized gain (loss) on investments		6,440,491
Accumulated net unrealized appreciation (depreciation) on investments		83,075,615
Net Assets ($)		169,574,613

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	76,996,254	13,158,857	79,419,502
Shares Outstanding	2,711,828	492,896	2,790,644
Net Asset Value Per Share ($)	28.39	26.70	28.46

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $65,690 foreign taxes withheld at source):
Unaffiliated issuers	1,963,167
Affiliated issuers	7,711
Income from securities lending—Note 1(b)	5,575
Total Income	1,976,453
Expenses:
Management fee—Note 3(a)	931,950
Distribution/Service Plan fees—Note 3(b)	180,377
Directors’ fees—Note 3(a,c)	6,359
Loan commitment fees—Note 2	1,733
Interest expense—Note 2	184
Total Expenses	1,120,603
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(6,359)
Net Expenses	1,114,244
Investment Income—Net	862,209
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,448,881
Net unrealized appreciation (depreciation) on investments	(4,644,579)
Net Realized and Unrealized Gain (Loss) on Investments	1,804,302
Net Increase in Net Assets Resulting from Operations	2,666,511

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	862,209	1,558,943
Net realized gain (loss) on investments	6,448,881	8,173,220
Net unrealized appreciation (depreciation) on investments	(4,644,579)	26,427,794
Net Increase (Decrease) in Net Assets Resulting from Operations	2,666,511	36,159,957
Distributions to Shareholders from ($):
Investment income—net:
Class A	(242,672)	(588,152)
Class C	(6,848)	(51,422)
Class I	(392,323)	(935,814)
Net realized gain on investments:
Class A	(3,211,892)	(30,689)
Class C	(1,157,986)	(13,475)
Class I	(3,810,852)	(41,193)
Total Distributions	(8,822,573)	(1,660,745)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,292,097	5,551,428
Class C	281,350	708,201
Class I	5,879,202	19,586,701
Distributions reinvested:
Class A	2,898,239	534,952
Class C	1,034,928	46,697
Class I	4,066,105	955,233
Cost of shares redeemed:
Class A	(4,499,477)	(12,210,846)
Class C	(11,646,025)	(8,254,619)
Class I	(10,691,210)	(36,942,445)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,384,791)	(30,024,698)
Total Increase (Decrease) in Net Assets	(7,540,853)	4,474,514
Net Assets ($):
Beginning of Period	177,115,466	172,640,952
End of Period	169,574,613	177,115,466
Undistributed investment income—net	571,075	350,709

12

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	383,634	204,325
Shares issued for distributions reinvested	100,262	20,948
Shares redeemed	(152,540)	(462,518)
Net Increase (Decrease) in Shares Outstanding	331,356	(237,245)
Class Ca
Shares sold	10,253	29,392
Shares issued for distributions reinvested	37,979	1,961
Shares redeemed	(419,241)	(322,871)
Net Increase (Decrease) in Shares Outstanding	(371,009)	(291,518)
Class Ia
Shares sold	198,868	744,127
Shares issued for distributions reinvested	140,437	37,497
Shares redeemed	(363,531)	(1,425,690)
Net Increase (Decrease) in Shares Outstanding	(24,226)	(644,066)

[a]During the period ended April 30, 2018, 29,587 Class C shares representing $821,634 were automatically converted to 27,899 Class A shares and during the period ended October 31, 2017, 988 Class A shares representing $26,189 were exchanged for 986 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	29.44	24.06	25.52	26.65	24.09	21.27
Investment Operations:
Investment income—net[a]	.14	.24	.26	.31	.33	.34
Net realized and unrealized gain (loss) on investments	.26	5.39	(.12)	(.47)	2.54	2.80
Total from Investment Operations	.40	5.63	.14	(.16)	2.87	3.14
Distributions:
Dividends from investment income—net	(.10)	(.24)	(.28)	(.31)	(.31)	(.32)
Dividends from net realized gain on investments	(1.35)	(.01)	(1.32)	(.66)	-	-
Total Distributions	(1.45)	(.25)	(1.60)	(.97)	(.31)	(.32)
Net asset value, end of period	28.39	29.44	24.06	25.52	26.65	24.09
Total Return (%)[b]	1.30[c]	23.55	.54	(.65)	12.00	14.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.31[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.30[d]	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets	.93[d]	.91	1.07	1.20	1.30	1.49
Portfolio Turnover Rate	3.62[c]	1.14	10.84	11.02	2.44	6.47
Net Assets, end of period ($ x 1,000)	76,996	70,073	62,985	74,091	87,549	146,333

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
Class C Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	27.77	22.71	24.17	25.30	22.90	20.23
Investment Operations:
Investment income—net[a]	.02	.05	.07	.11	.12	.16
Net realized and unrealized gain (loss) on investments	.27	5.07	(.10)	(.45)	2.42	2.68
Total from Investment Operations	.29	5.12	(.03)	(.34)	2.54	2.84
Distributions:
Dividends from investment income—net	(.01)	(.05)	(.11)	(.13)	(.14)	(.17)
Dividends from net realized gain on investments	(1.35)	(.01)	(1.32)	(.66)	-	-
Total Distributions	(1.36)	(.06)	(1.43)	(.79)	(.14)	(.17)
Net asset value, end of period	26.70	27.77	22.71	24.17	25.30	22.90
Total Return (%)[b]	.95[c]	22.58	(.18)	(1.42)	11.16	14.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	2.05[d]	2.10	2.10	2.10	2.10	2.10
Ratio of net investment income to average net assets	.14[d]	.19	.32	.45	.48	.75
Portfolio Turnover Rate	3.62[c]	1.14	10.84	11.02	2.44	6.47
Net Assets, end of period ($ x 1,000)	13,159	23,993	26,237	32,241	35,570	33,915

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	29.50	24.12	25.57	26.71	24.15	21.32
Investment Operations:
Investment income—net[a]	.17	.30	.31	.37	.32	.40
Net realized and unrealized gain (loss) on investments	.28	5.39	(.10)	(.47)	2.62	2.81
Total from Investment Operations	.45	5.69	.21	(.10)	2.94	3.21
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.34)	(.38)	(.38)	(.38)
Dividends from net realized gain on investments	(1.35)	(.01)	(1.32)	(.66)	-	-
Total Distributions	(1.49)	(.31)	(1.66)	(1.04)	(.38)	(.38)
Net asset value, end of period	28.46	29.50	24.12	25.57	26.71	24.15
Total Return (%)	1.45[b]	23.80	.83	(.43)	12.29	15.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[c]	1.11	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	1.05[c]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	1.18[c]	1.14	1.30	1.44	1.24	1.78
Portfolio Turnover Rate	3.62[b]	1.14	10.84	11.02	2.44	6.47
Net Assets, end of period ($ x 1,000)	79,420	83,050	83,419	71,785	70,336	15,043

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	148,261,888	-	-	148,261,888
Equity Securities - Foreign Common Stocks†	19,806,011	-	-	19,806,011
Registered Investment Companies	5,319,558	-	-	5,319,558

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

20

maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $1,147 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $1,575,388 and long-term capital gains $85,357. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018, was approximately $16,000 with a related weighted average annualized interest rate of 2.32%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .95% of the value of the fund’s average daily net assets. Effective as of March 1, 2018, the Board approved a reduction in the management fee for these services from annual rate of 1.10% to an annual rate of .95% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amount to $6,359.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2018, the Distributor retained $1,899 from commissions earned on sales of the fund’s Class A share and $184 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of

22

the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2018, Class A and Class C shares were charged $97,558 and $62,114, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2018, Class C shares were charged $20,705 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $134,070, Distribution Plans fees $24,219 and Service Plan fees $2,730, which are offset against an expense reimbursement currently in effect in the amount of $1,280.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $6,373,431 and $13,501,412, respectively.

At April 30, 2018, accumulated net unrealized appreciation on investments was $83,075,615, consisting of $83,804,724 gross unrealized appreciation and $729,109 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. Dreyfus proposed to amend the Agreement to reduce the fee payable by the fund from an annual rate of 1.10% of the fund’s average daily net assets to 0.95%, effective March 1, 2018. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. For equity funds: The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the

24

fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median in the one-, two- and ten-year periods, but below the Performance Group medians in the three-, four- and five-year periods, and above and slightly below the Performance Universe medians in the one- and two-year periods, respectively, but below the Performance Universe medians in the three-, four-, five- and ten-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. It was noted that, after giving effect to the proposed reduction in the fee payable under the Management Agreement, the fund’s total expenses would be approximately equal to the Expense Group median and slightly below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s improved performance in recent periods.

26

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Tax Managed Growth Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
909 Fannin Street
Houston, TX 77010

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTMGX Class C: DPTAX Class I: DPTRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0149SA0418

Dreyfus Unconstrained Bond Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Unconstrained Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Unconstrained Bond Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by David Leduc, CFA, Brendan Murphy, CFA, and Scott Zaleski, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Unconstrained Bond Fund’s Class A shares produced a total return of 0.25%, Class C shares returned -0.21%, Class I shares returned 0.39%, and Class Y shares returned 0.31%.1 In comparison, the Citi U.S. One-Month Treasury Bill Index (the “Index”) achieved a total return of 0.66% for the same period.2

Although U.S. bonds generally lost some value over the reporting period due to rising interest rates, international bond markets posted moderately positive total returns when a weakening U.S. dollar bolstered returns from local currency-denominated investments for U.S. residents. The fund underperformed the Index, mainly due to a relatively long duration among U.S. bonds.

As of February 22, 2018, Scott Zaleski became a portfolio manager for the fund. As of May 1, 2018, the fund’s name was changed to Dreyfus Unconstrained Bond Fund.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund’s portfolio managers typically allocate the fund’s assets across the following sectors of the fixed-income market: (i) the below-investment-grade (high yield) sector, (ii) the U.S. government, investment-grade corporate, mortgage- and asset-backed sectors, (iii) the foreign debt securities of developed markets sector, and (iv) the foreign debt securities of emerging markets sector.

The fund is managed using a blend of macroeconomic, quantitative, and fundamental analysis. Through security selection across fixed-income asset classes and sectors, countries and currencies, the portfolio managers seek to construct a portfolio that will produce absolute returns with low correlation with, and less volatility than, major markets over the long term.

Rising Interest Rates Dampened Returns From U.S. Bonds

U.S. government bonds lost a degree of value over the reporting period as the Federal Reserve Board twice raised short-term interest rates and continued to unwind its balance sheet. Domestic market volatility spiked in February 2018 when investors grew concerned about accelerating inflation.

International bond markets produced mixed results in local-currency terms over the reporting period, as some central banks followed the example of the U.S. by raising short-

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

term interest rates and curtailing their quantitative easing programs. Bond yields rose and prices generally declined in regional markets where interest rates climbed, while bond prices fared better in markets where interest rates fell or stayed unchanged.

However, the impact of a weakening U.S. dollar against most foreign currencies helped boost international bond market returns for U.S. residents. The U.S. dollar dropped sharply during the first quarter of 2018 when investors grew increasingly concerned about the impact of ballooning U.S. federal budget deficits and potential trade disputes. This trend began to reverse late in the reporting period when European economic data proved less robust than U.S. economic data, but it was not enough to offset earlier weakness.

Long U.S. Duration Constrained Fund Performance

The fund’s performance compared to the Index was undermined during the reporting period by a relatively long average duration in the U.S., which made the fund more sensitive to the adverse impact of rising interest rates. The fund’s active currency strategy also weighed on relative results. Relatively heavy positions in the Swedish krona and Canadian dollar proved disappointing, as did underweighted exposure to the euro and South African rand.

On a more positive note, overweighted exposure to European sovereign bonds proved advantageous, particularly among peripheral members of the European Union, such as Spain and Portugal. An emphasis on inflation-adjusted securities in Japan helped the fund participate more fully in a market sector that fared better than broad market averages, as did an overweighted position in South African sovereign bonds. Not surprisingly, these markets did not see the rising interest-rate environment that dampened bond prices in other regions. The fund further benefited from underweighted exposure to sovereign bonds in the United Kingdom and Canada, which were hurt by upward pressure on interest rates.

At times during the reporting period, the fund employed option contracts, futures contracts, and forward contracts to manage its interest-rate and currency exposures.

An Opportunistic Investment Posture

We currently expect the global economic expansion to persist, increasing the likelihood that central banks will continue to move away from the aggressively accommodative monetary policies of the past decade. We also have taken note of recent heightened volatility in the emerging markets in response to political developments in the U.S.

In this environment, we have maintained the fund’s emphasis on sovereign bonds in markets where interest rates appear to remain stable or are likely to decline, and we generally have avoided markets where interest rates appear poised to rise in response to tighter monetary policies. We also have maintained mildly overweighted exposure to the emerging markets,

4

where underlying fundamentals seem solid despite recent volatility. Finally, we have identified what we believe to be attractive values among corporate bonds in some markets.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Citi U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Unconstrained Bond Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.47	$8.17	$3.23	$3.23
Ending value (after expenses)	$1,002.50	$997.90	$1,003.90	$1,003.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.51	$8.25	3.26	$3.26
Ending value (after expenses)	$1,020.33	$1,016.61	1,021.57	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class I and .65% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0%
Asset-Backed Certificates - 7.8%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/36	141,026	[b]	142,054
American Homes 4 Rent Trust, Ser. 2015-SFR3, Cl. E	5.64	4/17/52	425,000	[b]	455,229
CLUB Credit Trust, Ser. 2017-P1, Cl. A	2.42	9/15/23	211,850	[b]	211,290
Conn Funding II, Ser. 2017-A Cl. A	2.73	5/15/20	6,658	[b]	6,657
Conn Funding II, Ser. 2017-B, Cl. A	2.73	3/15/20	183,035	[b]	182,949
Consumer Loan Underlying Bond Credit Trust, Ser. 2017-NP1, Cl. A	2.39	4/17/23	4,277	[b]	4,276
Consumer Loan Underlying Bond Credit Trust, Ser. 2017-NP1, Cl. B	3.17	4/17/23	425,000	[b]	424,876
Dell Equipment Finance Trust, Ser. 2016-1, Cl. D	3.24	7/22/22	275,000	[b]	275,423
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/22	100,000	[b]	98,349
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR + 1.15%	3.05	12/17/36	400,000	[b,c]	401,930
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4	3.21	1/15/25	450,000	[b]	449,962
Marlette Funding Trust, Ser. 2016-1A, Cl. A	3.06	1/17/23	56,307	[b]	56,302
Marlette Funding Trust, Ser. 2017-1A, Cl. A	2.83	3/15/24	63,469	[b]	63,441
Prosper Marketplace Issuance Trust, Ser. 2017-1A, Cl. A	2.56	6/15/23	96,503	[b]	96,537
Prosper Marketplace Issuance Trust, Ser. 2017-3A, Cl. A	2.36	11/15/23	345,121	[b]	343,941
RAAC Series Trust, Ser. 2006-SP4, Cl. M1, 1 Month LIBOR + 0.34%	2.21	11/25/36	600,000	[c]	597,869
Sofi Consumer Loan Program Trust, Ser. 2017-1, Cl. A	3.28	1/26/26	429,016	[b]	429,154
Springleaf Funding Trust, Ser. 2015-AA, Cl. B	3.62	11/15/24	700,000	[b]	698,129
Springleaf Funding Trust, Ser. 2016-AA, Cl. B	3.80	11/15/29	800,000	[b]	799,795
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + 0.95%	2.85	1/17/35	647,634	[b,c]	650,645

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Asset-Backed Certificates - 7.8% (continued)
Tricon American Homes, Ser. 2017-SFR2, Cl. B		3.28	1/17/36	300,000	[b]	291,283
					6,680,091
Asset-Backed Ctfs./Auto Receivables - 6.3%
AmeriCredit Automobile Receivable Trust, Ser. 2017-4, Cl. C		2.60	9/18/23	575,000		563,539
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/22	250,000	[b]	243,775
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/24	45,000		44,349
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/24	500,000	[b]	506,902
Drive Auto Receivables Trust, Ser. 2017-3, Cl. C		2.80	7/15/22	250,000		248,966
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/23	475,000		473,470
DT Auto Owner Trust, Ser. 2018-1A, Cl. B		3.04	1/18/22	250,000	[b]	249,550
Exeter Automobile Receivables Trust, Ser. 2018-1A, Cl. B		2.75	4/15/22	250,000	[b]	247,815
Ford Auto Securitization Trust, Ser. 2017-RA5, Cl. A3	CAD	2.38	3/15/23	350,000	[b]	269,971
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	235,000	[b]	182,562
GMF Canada Leasing Trust, Ser. 2017-1	CAD	2.47	9/20/22	250,000	[b]	194,137
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2		3.23	5/10/32	225,000	[b]	225,032
MBARC Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	225,000	[b]	175,240
OSCAR US Funding Trust V, Ser. 2016-2A, Cl. A3		2.73	12/15/20	250,000	[b]	249,045
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/21	130,000	[b]	127,895
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/24	250,000	[b]	246,621
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/25	300,000	[b]	300,635
Santander Drive Auto Receivable Trust, Ser. 2018-2, Cl. C		3.35	7/17/23	150,000		149,517
Santander Drive Auto Receivables Trust, Ser. 2018-1, Cl. D		3.32	3/15/24	200,000		196,537
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. B		2.68	1/20/22	300,000	[b]	295,846

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Asset-Backed Ctfs./Auto Receivables - 6.3% (continued)
Tesla Auto Lease Trust, Ser. 2018-A, Cl. D	3.30	5/20/20	225,000	[b]	223,961
				5,415,365
Asset-Backed Ctfs./Home Equity Loans - 1.2%
JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Cl. AF6	4.96	11/25/36	183,772		184,115
Morgan Stanley ABS Capital I Trust, Ser. 2006-NC4, Cl. A2C, 1 Month LIBOR + 0.15%	2.02	6/25/36	140,197	[c]	122,081
Structured Asset Securities Corp., Ser. 2002-BC1, Cl. M2, 1 Month LIBOR + 3.45%	5.32	8/25/32	742,653	[c]	742,489
				1,048,685
Casinos - .7%
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	400,000	[b]	421,750
Scientific Games International, Gtd. Notes	10.00	12/1/22	185,000		200,033
				621,783
Commercial Mortgage Pass-Through Ctfs. - 2.8%
Cobalt CMBS Commercial Mortgage Trust, Ser. 2007-C3, Cl. AJ	6.00	5/15/46	157,809		161,131
COMM Mortgage Trust, Ser. 2017-DLTA, Cl. A	2.75	8/15/35	450,000	[b]	451,976
Hyatt Hotel Portfolio Trust, Ser. 2017-HYT2, Cl. B	2.85	8/9/32	625,000	[b]	625,426
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A	2.60	1/15/33	125,000	[b]	125,298
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B	2.95	1/15/33	100,000	[b]	100,271
Silverstone Master Issue, Ser. 2018-1A, Cl. 1A, 3 Month LIBOR - .39%	2.12	1/21/70	475,000	[b,c]	475,518
WaMu Mortgage Pass-Through Certificates, Ser. 2005-AR8, Cl. 2AB2, 1 Month LIBOR + .84%	2.71	7/25/45	434,325	[c]	432,033
				2,371,653
Consumer Discretionary - 1.8%
AMC Networks, Gtd. Notes	5.00	4/1/24	160,000		156,800
Charter Communication, Sr. Scd. Notes	5.75	4/1/48	75,000		74,765
Charter Communications, Sr. Scd. Notes	5.38	5/1/47	250,000		236,751

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Consumer Discretionary - 1.8% (continued)
Cox Communications, Sr. Unscd. Notes		3.35	9/15/26	150,000	[b]	140,843
GLP Capital, Gtd. Notes		5.38	4/15/26	180,000		181,800
Nemak, Sr. Unscd. Bonds	EUR	3.25	3/15/24	350,000	[b]	434,494
Scientific Games International, Sr. Unscd. Notes	EUR	5.50	2/15/26	100,000	[b]	116,237
Vrio Finco 1, Sr. Scd. Notes		6.25	4/4/23	250,000	[b]	252,500
					1,594,190
Consumer Staples - 1.8%
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/30	200,000		243,005
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	630,000		772,409
Natura Cosmeticos, Sr. Unscd. Notes		5.38	2/1/23	500,000	[b]	498,750
					1,514,164
Energy - 6.6%
Abu Dhabi Crude Oil, Sr. Scd. Bonds		4.60	11/2/47	575,000	[b]	542,600
Andeavor Logistics, Gtd. Notes		3.50	12/1/22	75,000		73,839
Cenovus Energy, Notes		4.25	4/15/27	250,000		240,572
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		5.13	6/30/27	300,000		293,625
Cheniere Energy Partners, Gtd. Notes		5.25	10/1/25	150,000	[b]	147,000
Concho Resources, Gtd. Notes		3.75	10/1/27	150,000		143,737
Concho Resources, Gtd. Notes		4.88	10/1/47	50,000		50,878
Continental Resources, Gtd. Notes		3.80	6/1/24	150,000		146,813
Diamondback Energy, Notes		4.75	11/1/24	125,000		124,806
Enbridge, Unscd. Sub. Notes		5.50	7/15/77	225,000		209,813
Energy Transfer Partners, Jr. Sub. Notes, Ser. A		6.25	12/31/49	315,000	[d]	300,723
Energy Transfer Partners, Sr. Unscd. Notes		4.20	4/15/27	100,000		95,505
EQT, Sr. Unscd. Notes		3.00	10/1/22	95,000		91,902

10

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Energy - 6.6% (continued)
EQT, Sr. Unscd. Notes		3.90	10/1/27	335,000		319,318
Kazmunaygas National, Sr. Unscd. Notes		4.75	4/24/25	325,000	[b]	324,789
Kinder Morgan, Gtd. Notes		4.30	6/1/25	100,000		99,847
Kinder Morgan, Gtd. Notes		5.55	6/1/45	150,000		153,312
NRG Energy, Gtd. Notes		6.25	7/15/22	175,000		180,688
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/27	175,000		165,916
Petrobras Global Finance, Gtd. Notes		5.30	1/27/25	385,000	[b]	378,840
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	430,000		428,710
Petroleos Mexicanos, Sr. Unscd. Notes		6.35	2/12/48	280,000	[b]	258,160
Sinopec Group Overseas Development, Gtd. Notes		2.50	9/13/22	500,000	[b]	474,585
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/27	125,000		116,821
Sunoco Logistics Partners Operations, Gtd. Notes		5.40	10/1/47	75,000		70,867
Western Gas Partners, Sr. Unscd. Notes		4.50	3/1/28	75,000		74,085
Western Gas Partners, Sr. Unscd. Notes		5.30	3/1/48	150,000		146,938
					5,654,689
Financials - 8.7%
Allianz Finance II, Gtd. Notes	EUR	5.75	7/8/41	500,000		698,029
American International Group, Sr. Unscd. Notes		4.20	4/1/28	150,000		149,008
Bank of America, Sr. Unscd. Notes		3.37	1/23/26	325,000		313,094
Bank of America, Sr. Unscd. Notes		3.97	3/5/29	250,000		245,526
Bank of America, Sub. Notes		4.25	10/22/26	325,000		320,642
Barclays, Jr. Sub. Bonds		7.88	12/31/49	400,000	[d]	427,632
Barclays, Sub. Notes		5.20	5/12/26	550,000		550,831
Citigroup, Sub. Notes		4.30	11/20/26	160,000		157,813

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Financials - 8.7% (continued)
Credit Agricole, Sub. Bonds	EUR	2.63	3/17/27	175,000		222,810
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/28	275,000	[b]	270,853
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/23	575,000		431,664
Goldman Sachs Group, Sr. Unscd. Notes		3.50	11/16/26	375,000		355,541
Goldman Sachs Group, Sr. Unscd. Notes		3.69	6/5/28	125,000		119,287
Goldman Sachs Group, Sr. Unscd. Notes		3.81	4/23/29	125,000	[d]	119,370
HSBC Holdings, Jr. Sub. Bonds		6.25	12/31/49	250,000		254,375
HSBC Holdings, Sub. Notes		4.38	11/23/26	350,000		347,243
Intesa Sanpaolo, Gtd. Bonds		5.25	1/12/24	350,000		365,753
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/27	275,000		263,280
Morgan Stanley, Sub. Notes		3.95	4/23/27	200,000		192,335
Prudential Financial, Jr. Sub. Notes		4.50	9/15/47	255,000	[d]	242,569
Royal Bank of Scotland Group, Jr. Sub. Notes		8.63	12/29/49	425,000		466,438
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/23	675,000		664,225
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/26	195,000		180,095
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	115,000		113,670
					7,472,083
Foreign/Governmental - 42.1%
Argentine Government, Sr. Unscd. Bonds		6.88	1/26/27	400,000		398,600
Argentine Government, Sr. Unscd. Bonds	EUR	5.25	1/15/28	750,000		883,056
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	1,408,000	[e]	586,466
Argentine Government, Sr. Unscd. Notes		8.28	12/31/33	325,000		490,521
Argentine Government, Unscd. Bonds	ARS	3.75	2/8/19	28,500,000		1,461,815
Argentine Government, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	26.83	5/31/22	6,000,000	[c]	305,630

12

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Foreign/Governmental - 42.1% (continued)
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/27	5,000,000		1,504,877
Chilean Government, Bonds	CLP	4.50	3/1/21	535,000,000		902,119
City of Buenos Aires Argentina, Unscd. Bonds, Ser. 22, 3 Month BADLAR + 3.25%	ARS	26.19	3/29/24	12,100,000	[c]	592,761
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	2,162,000,000		931,868
Ecuadorion Government, Sr. Unscd. Notes		7.88	1/23/28	250,000	[b]	222,188
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	350,000		375,299
Hellenic Republic, Unscd. Bonds	EUR	3.90	1/30/33	425,000		487,284
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/24	17,590,000		259,857
Italian Government, Sr. Unscd. Bonds	EUR	2.70	3/1/47	770,000	[b]	919,006
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/25	125,000	[b]	159,906
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.25	3/22/30	575,000	[b]	704,941
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	200,000	[b]	189,710
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	294,200,000	[f]	2,858,335
Japanese Government, Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	232,800,000	[f]	2,278,861
Kenyan Government, Sr. Unscd. Notes		7.25	2/28/28	450,000	[b]	465,540
Kenyan Government, Sr. Unscd. Notes		8.25	2/28/48	200,000	[b]	206,766
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	4,325,000	[g]	3,364,423
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	300,000	[b]	302,760
Nigerian Government, Sr. Unscd. Notes		7.14	2/23/30	200,000	[b]	205,095
Province of Argentina, Sr. Unscd. Notes		9.13	3/16/24	455,000	[b]	506,188
Qatar Government, Notes		3.88	4/23/23	200,000	[b]	199,481
Romanian Government, Sr. Unscd. Notes	EUR	2.50	2/8/30	1,300,000	[b]	1,546,330
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	160,000,000		2,527,884

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Foreign/Governmental - 42.1% (continued)
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	400,000	[b]	479,991
Senegalese Government, Unscd. Notes		6.25	5/23/33	225,000		217,537
Senegalese Government, Unscd. Notes		6.25	5/23/33	375,000	[b]	362,561
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/46	1,600,000	[b]	2,184,224
Spanish Government, Sr. Unscd. Bonds	EUR	2.70	10/31/48	675,000	[b]	877,448
Sri Lankan Government, Sr. Unscd. Notes		5.75	4/18/23	350,000	[b]	348,224
Turkish Government, Sr. Unscd. Notes		5.75	5/11/47	600,000		525,235
Turkish Government, Unscd. Bonds	TRY	2.00	9/18/24	3,400,000		1,080,875
Turkish Government, Unscd. Bonds	TRY	11.00	2/24/27	9,375,000		2,160,213
Ukrainian Government, Sr. Unscd. Notes		7.38	9/25/32	375,000	[b]	346,991
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	525,000	[h]	357,159
United Kingdom Gilt, Unscd. Bonds	GBP	1.50	7/22/47	625,000		797,555
Uruguayan Government, Sr. Unscd. Bonds	UYU	9.88	6/20/22	5,340,000	[b]	195,924
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	11,200,000	[b]	377,499
					36,149,003
Health Care - 1.8%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/26	75,000		74,013
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/24	325,000		398,232
CVS Health, Sr. Unscd. Notes		4.30	3/25/28	550,000		543,161
HCA, Sr. Scd. Notes		5.50	6/15/47	90,000		85,275
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	175,000	[d]	172,703
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	3.25	4/15/22	200,000	[b]	246,174
					1,519,558

14

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Industrials - 2.1%
Corning, Sr. Unscd. Notes		4.38	11/15/57	225,000		200,442
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/31/49	1,225,000		1,214,281
United Rentals North America, Gtd. Notes		5.50	7/15/25	275,000		282,219
United Rentals North America, Gtd. Notes		4.88	1/15/28	140,000		133,000
					1,829,942
Information Technology - 1.2%
Alibaba Group Holding, Sr. Unscd. Notes		3.40	12/6/27	200,000		187,630
Diamond 1 Finance, Sr. Scd. Notes		6.02	6/15/26	200,000	[b]	212,144
First Data, Gtd. Notes		7.00	12/1/23	200,000	[b]	209,776
Infor US, Gtd. Notes		6.50	5/15/22	125,000		127,500
Tencent Holdings, Sr. Unscd. Notes		3.60	1/19/28	200,000		190,068
Zayo Group, Gtd. Notes		5.75	1/15/27	80,000	[b]	79,600
					1,006,718
Materials - .7%
Anglo American Capital, Gtd. Notes		4.50	3/15/28	250,000	[b]	245,221
Bway Holding, Sr. Scd. Notes		5.50	4/15/24	183,000	[b]	184,684
INEOS Finance, Notes	EUR	2.13	11/15/25	175,000	[b]	204,212
					634,117
Real Estate - 1.1%
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/24	300,000		385,609
Healthcare Trust of America, Gtd. Notes		3.75	7/1/27	170,000		161,057
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/24	325,000		410,567
					957,233
Residential Mortgage Pass-Through Ctfs. - .3%
Impac Secured Assets Trust, Ser. 2006-2, Cl. 2A1 , 1 Month LIBOR + 0.35%		2.22	8/25/36	276,778	[c]	272,641
Telecommunications - 2.1%
Digicel Group, Sr. Unscd. Notes		8.25	9/30/20	402,000	[b]	360,795

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.0% (continued)
Telecommunications - 2.1% (continued)
GTH Finance, Gtd. Notes	6.25	4/26/20	450,000		457,839
Sprint, Gtd. Notes	7.88	9/15/23	325,000		349,375
Sprint Spectrum, Sr. Scd. Notes	3.36	9/20/21	205,625	[b]	205,393
Sprint Spectrum, Sr. Scd. Notes	4.74	9/20/29	200,000	[b]	202,500
Verizon Communications, Sr. Unscd. Notes	4.13	3/16/27	200,000		199,920
				1,775,822
U.S. Government Agencies Mortgage-Backed - 1.5%
Government National Mortgage Association, Ser. 2011-53, Cl. IO	0.40	5/16/51	266,628	[i]	5,597
Government National Mortgage Association, Ser. 2011-77, Cl. IO	0.62	4/16/42	44,703	[i]	1,312
Government National Mortgage Association, Ser. 2012-125, Cl. IO	0.37	2/16/53	18,507,996	[i]	536,495
Government National Mortgage Association, Ser. 2012-84, Cl. SG, -1 Month LIBOR + 6.10% (Interest Only)	4.20	7/20/42	940,999	[c,i]	154,919
Government National Mortgage Association, Ser. 2015-105 Cl. CI	3.50	3/20/39	1,874,482	[i]	187,417
Government National Mortgage Association, Ser. 2015-16, Cl. IL	4.00	3/20/42	735,642	[i]	93,571
Government National Mortgage Association, Ser. 2015-162, Cl. IM, -1 Month LIBOR + 6.20% (Interest Only)	4.30	11/20/45	1,660,726	[c,i]	299,569
				1,278,880
U.S. Government Securities - 1.0%
U.S. Treasury Inflation Protected Securities, Bonds	0.88	2/15/47	850,839	[j]	840,489
Utilities - .4%
EDP Finance, Sr. Unscd. Notes	3.63	7/15/24	325,000	[b]	317,493
Total Bonds and Notes (cost $79,316,329)			78,954,599

16

Floating Rate Loan Interests - 2.2%
Consumer Discretionary - 1.1%
CSC Holdings, Term Loan, 3 Month LIBOR + 2.50%		4.40	1/12/26	125,000	[c]	125,234
Univar USA, Term Loan, 3 Month LIBOR + 2.50%		4.40	7/1/24	780,102	[c]	787,966
					913,200
Financials - .2%
Asurion, Term Loan, 3 Month LIBOR + 6.00%		7.90	7/14/25	150,000	[c]	154,500
Health Care - .9%
Catalent Pharma Solutions, Dollar Term Loan, 3 Month LIBOR + 2.25%		3.90	5/7/21	805,684	[c]	810,280
Total Floating Rate Loan Interests (cost $1,868,491)				1,877,980
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .1%
Call Options - .1%
Euro, Contracts 4,900,000 JP Morgan Chase Bank	EUR	1.20	5/2018	4,900,000		55,317
New Zealand Dollar Cross Currency, Contracts 1,250,000 Goldman Sachs International	AUD	1.10	8/2018	1,250,000		3,120
					58,437
Put Options - .0%
Canadian Dollar, Contracts 950,000 Goldman Sachs International		1.28	6/2018	950,000		8,629
Mexican Peso, Contracts 950,000 Citigroup		18.15	6/2018	950,000		5,518
Norwegian Krone Cross Currency, Contracts 800,000 Citigroup	EUR	9.35	7/2018	800,000		1,570
Russian Ruble, Contracts 950,000 JP Morgan Chase Bank		57.00	6/2018	950,000		84
South African Rand, Contracts 2,400,000 JP Morgan Chase Bank		11.45	5/2018	2,400,000		6
South Korean Won, Contracts 950,000 Barclays Bank		1,055	6/2018	950,000		5,326
Swedish Krona Cross Currency, Contracts 400,000 UBS	EUR	9.60	7/2018	400,000		9
Swedish Krona Cross Currency, Contracts 800,000 JP Morgan Chase Bank	EUR	10.00	6/2018	800,000		21

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .0% (continued)
Turkish Lira, Contracts 1,900,000 Citigroup		3.75	5/2018	1,900,000		1
					21,164
Total Options Purchased (cost $190,541)				79,601
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 2.3%
Nigerian Government, Treasury Bills, Ser. 182D	NGN	14.27	8/16/18	157,873,000	[k]	425,288
Nigerian Government, Treasury Bills, Ser. 364D	NGN	14.29	6/21/18	86,614,000	[k]	237,202
Nigerian Government, Treasury Bills, Ser. 364D	NGN	14.67	8/2/18	53,476,000	[k]	144,656
Nigerian Government, Treasury Bills, Ser. 364D	NGN	13.55	9/13/18	32,762,000	[k]	87,524
Nigerian Government, Treasury Bills, Ser. 364D	NGN	14.40	9/20/18	139,056,000	[k]	370,712
Nigerian Government, Treasury Bills, Ser. 364D	NGN	11.46	10/18/18	22,000,000	[k]	58,101
U. S. Treasury Bills		1.75	8/2/18	650,000	[k,l]	646,939
Total Short-Term Investments (cost $1,959,681)				1,970,422
	7-Day Yield (%)			Shares
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $870,657)		1.71		870,657	[m]	870,657

18

Description	7-Day Yield (%)	Shares	[a] Value ($)
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $1,248,760)	1.67	1,248,760	[m] 1,248,760
Total Investments (cost $85,454,459)		99.1%	85,002,019
Cash and Receivables (Net)		0.9%	779,319
Net Assets		100.0%	85,781,338

BADLAR—Buenos Aires Interbank Offer Rate

GDP—Gross Domestic Product

LIBOR—London Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

NZD—New Zealand Dollar

RUB—Russian Ruble

TRY—Turkish Lira

UYU—Uruguayan Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $29,129,864 or 33.96% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $1,210,678 and the value of the collateral held by the fund was $1,248,760.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

g Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

i Notional face amount shown.

j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

k Security is a discount security. Income is recognized through the accretion of discount.

l Held by a counterparty for open exchange traded derivative contracts.

m Investment in affiliated money market mutual fund.

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	43.7
Corporate Bonds	29.0
Asset-Backed	15.3
Short-Term/Money Market Investments	3.2
Commercial Mortgage-Backed	2.8
U.S. Government and Agency/Mortgage-Backed	2.5
Floating Rate Loan Interests	2.2
Residential Mortgage-Backed	.3
Options Purchased	.1
99.1

† Based on net assets.

See notes to financial statements.

20

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	2,730,750	10,402,989	11,884,979	1,248,760	1.5	—
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,015,282	44,765,474	45,910,099	870,657	1.0	9,402
Total	4,746,032	55,168,463	57,795,078	2,119,417	2.5	9,402

See note to financial statements.

21

STATEMENT OF FUTURES
April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	80	6/2018	6,689,455[a]	6,679,997	(9,458)
Japanese 10 Year Bond	3	6/2018	4,134,576[a]	4,133,919	(657)
U.S. Treasury 10 Year Notes	24	6/2018	2,896,431	2,871,000	(25,431)
U.S. Treasury 2 Year Notes	17	6/2018	3,613,405	3,604,797	(8,608)
U.S. Treasury 5 Year Notes	36	6/2018	4,079,839	4,086,281	6,442
U.S. Treasury Ultra Long Bond	1	6/2018	156,502	157,125	623
Futures Short
Australian 10 Year Bond	28	6/2018	(2,711,879)[a]	(2,695,956)	15,923
Canadian 10 year Bond	48	6/2018	(4,956,037)[a]	(4,914,210)	41,827
Euro BTP Italian Government Bond	5	6/2018	(814,941)[a]	(839,341)	(24,400)
Euro-Bobl	42	6/2018	(6,614,665)[a]	(6,644,205)	(29,540)
Euro-Bond	33	6/2018	(6,273,820)[a]	(6,325,907)	(52,087)
Long Gilt	6	6/2018	(1,013,913)[a]	(1,009,899)	4,014
Ultra 10 Year U.S. Treasury Notes	6	6/2018	(773,553)	(767,344)	6,209
Gross Unrealized Appreciation				75,038
Gross Unrealized Depreciation				(150,181)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

22

STATEMENT OF OPTIONS WRITTEN
April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
South Korean Won June 2018 @ KRW 1,100	Barclays Bank	950,000	950,000		(3,472)
Canadian Dollar June 2018 @ CAD 1.32	Goldman Sachs International	950,000	950,000		(1,942)
Mexican Peso June 2018 @ MXN 19.65	Citigroup	950,000	950,000		(6,831)
Norwegian Krone Cross Currency July 2018 @ 9.97	Citigroup	800,000	800,000	EUR	(4,665)
Polish Zloty Cross Currency June 2018 @ 4.33	JP Morgan Chase Bank	750,000	750,000	EUR	(1,791)
Russian Ruble June 2018 @ RUB 61	JP Morgan Chase Bank	950,000	950,000		(39,659)
South African Rand, May 2018 @ ZAR 12.15	JP Morgan Chase Bank	2,400,000	2,400,000		(6,263)
Swedish Krona Cross Currency July 2018 @ 10	UBS	400,000	400,000	EUR	(26,505)
Swedish Krona Cross Currency June 2018 @ 10.35	JP Morgan Chase Bank	800,000	800,000	EUR	(22,072)
Turkish Lira, May 2018 @ TRY 4.16	Citigroup	1,900,000	1,900,000		(4,705)
Put Options:
New Zealand Dollar Cross Currency August 2018 @ 1.06	Goldman Sachs International	1,250,000	1,250,000	AUD	(7,057)
Total Options Written (premiums received $119,387)					(124,962)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

23

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
United States Dollar	661,200	Canadian Dollar	835,000	5/31/18	10,439
Barclays Bank
Malaysian Ringgit	5,190,000	United States Dollar	1,326,505	7/23/18	(6,620)
United States Dollar	1,168,878	South Korean Won	1,232,090,000	6/26/18	13,304
United States Dollar	3,988,017	Taiwan Dollar	115,150,000	6/26/18	80,150
Citigroup
Argentine Peso	11,140,000	United States Dollar	538,685	6/4/18	(13,956)
Czech Koruna	33,180,000	United States Dollar	1,615,777	6/26/18	(45,224)
Swedish Krona	31,225,000	United States Dollar	3,720,761	5/31/18	(146,298)
United States Dollar	183,329	Canadian Dollar	230,000	5/31/18	4,077
United States Dollar	907,218	Chilean Peso	548,940,000	6/26/18	12,399
United States Dollar	78,479	Colombian Peso	213,150,000	6/26/18	2,667
United States Dollar	1,976,234	Israeli Shekel	6,960,000	6/26/18	35,661
United States Dollar	2,170,251	Mexican New Peso	40,060,000	6/26/18	47,667
United States Dollar	4,838,280	South African Rand	58,115,000	6/26/18	211,453
Goldman Sachs International
British Pound	650,000	United States Dollar	903,275	5/31/18	(7,072)
Mexican New Peso	35,880,000	United States Dollar	1,888,822	6/26/18	12,284
United States Dollar	4,305,765	Euro	3,465,000	5/31/18	111,521
United States Dollar	731,477	British Pound	530,640	5/1/18	940
HSBC
Argentine Peso	18,550,000	United States Dollar	893,094	6/4/18	(19,330)
Czech Koruna	45,500,000	United States Dollar	2,216,453	6/26/18	(62,740)
Mexican New Peso	4,200,000	United States Dollar	227,270	6/26/18	(4,733)
South African Rand	8,490,000	United States Dollar	696,808	6/26/18	(20,876)

24

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
United States Dollar	3,298,962	Euro	2,655,000	5/31/18	85,191
United States Dollar	2,592,677	Japanese Yen	277,060,000	5/31/18	52,838
United States Dollar	3,561,838	New Zealand Dollar	4,840,000	5/31/18	156,839
United States Dollar	1,440,307	Romanian Leu	5,450,000	6/26/18	28,225
JP Morgan Chase Bank
Indonesian Rupiah	27,023,080,000	United States Dollar	1,954,994	6/26/18	(25,091)
Indian Rupee	14,450,000	United States Dollar	219,739	6/26/18	(4,557)
Japanese Yen	104,600,000	United States Dollar	958,718	5/31/18	162
Singapore Dollar	2,390,000	United States Dollar	1,823,745	6/26/18	(18,979)
South African Rand	22,060,000	United States Dollar	1,814,195	6/26/18	(57,888)
United States Dollar	2,131,953	Argentine Peso	45,230,000	6/4/18	1,477
United States Dollar	1,568,167	Brazilian Real	5,210,000	6/4/18	86,166
United States Dollar	8,350,541	Euro	6,720,000	5/31/18	216,249
United States Dollar	962,851	Hong Kong Dollars	7,500,000	4/10/19	1,730
United States Dollar	1,884,593	Hungarian Forint	477,490,000	6/26/18	39,720
United States Dollar	2,781,069	Philippine Peso	146,130,000	6/26/18	(34,568)
United States Dollar	1,990,006	Russian Ruble	115,425,000	6/26/18	169,604
United States Dollar	558,958	Thai Baht	17,380,000	6/26/18	7,367
United States Dollar	2,414,286	Turkish Lira	9,890,000	6/26/18	22,657
UBS
Australian Dollar	635,000	United States Dollar	494,294	5/31/18	(16,208)
Malaysian Ringgit	4,050,000	United States Dollar	1,035,702	7/23/18	(5,734)
Norwegian Krone	29,955,000	United States Dollar	3,850,549	5/31/18	(112,493)

25

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS (continued)
United States Dollar	2,565,845	Euro	2,065,000	5/31/18	66,245
United States Dollar	908,188	New Zealand Dollar	1,240,000	5/31/18	35,833
Gross Unrealized Appreciation					1,512,865
Gross Unrealized Depreciation					(602,367)

See notes to financial statements.

26

STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional Amount†	Currency/ Floating Rate	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
172,000,000	JPY - 6 Month LIBOR	(0.63)	3/29/2046	98,990
16,000,000	ZAR - 3 Month South Africa Johannesburg InterBank Agreed	7.67	4/13/2028	(5,084)
1,700,000	NZD - 3 Month Bank Bill	(3.21)	3/19/2028	(3,401)
15,100,000	EUR - 6 Month EURIBOR	(0.37)	4/17/2023	912
1,840,000	EUR - 6 Month EURIBOR	0.13	3/6/2022	(3,718)
6,700,000	GBP - 6 Month LIBOR	(1.08)	12/12/2022	84,861
2,270,000	NZD - 3 Month Bank Bill	(3.21)	3/20/2028	(4,463)
5,000,000	USD - 6 Month LIBOR	(2.82)	4/19/2023	18,012
32,000,000	MXN - Mexico Interbank TIIE 28 Day	8.10	4/2/2038	7,374
1,900,000	USD - 3 Month LIBOR	(1.80)	9/28/2046	454,704
450,000	USD - 3 Month LIBOR	(2.59)	10/20/2047	37,287
174,650,000	HUF - 6 Month BUBOR	(1.83)	1/26/2028	7,797
174,650,000	HUF - 6 Month BUBOR	(1.86)	1/26/2028	5,919
4,300,000	EUR - 6 Month EURIBOR	(0.40)	5/3/2023	(2,436)
144,400,000	JPY - 6 Month LIBOR	(0.62)	4/4/2046	85,167
220,460,000	HUF - 6 Month BUBOR	(1.90)	1/29/2028	4,642
Gross Unrealized Appreciation				805,665
Gross Unrealized Depreciation				(19,102)

BUBOR—Budapest Interbank Offered Rate

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)

See notes to financial statements.

27

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
JP Morgan Chase Bank
Markit CMBX North America BBB Series 10
11/17/2059†	475,000	3.00	(44,043)	(49,573)	5,767
Gross Unrealized Appreciation					5,767

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,210,678)—Note 1(c):
Unaffiliated issuers	83,335,042	82,882,602
Affiliated issuers	2,119,417	2,119,417
Cash denominated in foreign currency	268,224	257,994
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,512,865
Receivable for investment securities sold		753,125
Dividends, interest and securities lending income receivable		689,908
Cash collateral held by broker—Note 4		670,656
Unrealized appreciation on swap agreements—Note 4		5,767
Receivable for shares of Common Stock subscribed		792
Prepaid expenses		22,112
		88,915,238
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		50,889
Cash overdraft due to Custodian		26,695
Liability for securities on loan—Note 1(c)		1,248,760
Payable for investment securities purchased		794,289
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		602,367
Outstanding options written, at value (premiums received $119,387)—Note 4		124,962
Payable for shares of Common Stock redeemed		82,474
Payable for swap variation margin—Note 4		75,668
Swap premium received—Note 4		49,573
Payable for futures variation margin—Note 4		13,161
Interest payable—Note 2		214
Accrued expenses		64,848
		3,133,900
Net Assets ($)		85,781,338
Composition of Net Assets ($):
Paid-in capital		197,514,324
Accumulated distributions in excess of investment income—net		(53,617)
Accumulated net realized gain (loss) on investments		(112,822,616)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap agreements and foreign currency transactions [including ($75,143) net unrealized (depreciation) on futures and $786,563 net unrealized appreciation on centrally cleared swap agreements]		1,143,247
Net Assets ($)		85,781,338

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	30,705,597	12,244,623	36,165,596	6,665,522
Shares Outstanding	2,702,536	1,084,763	3,180,442	587,474
Net Asset Value Per Share ($)	11.36	11.29	11.37	11.35

See notes to financial statements.

29

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $5,961 foreign taxes withheld at source)	2,239,046
Dividends from affiliated issuers	9,402
Income from securities lending—Note 1(c)	6,722
Total Income	2,255,170
Expenses:
Management fee—Note 3(a)	251,522
Shareholder servicing costs—Note 3(c)	93,181
Distribution fees—Note 3(b)	55,768
Professional fees	44,465
Registration fees	29,429
Prospectus and shareholders’ reports	19,155
Custodian fees—Note 3(c)	14,859
Directors’ fees and expenses—Note 3(d)	3,993
Loan commitment fees—Note 2	1,986
Interest expense—Note 2	214
Miscellaneous	34,996
Total Expenses	549,568
Less—reduction in expenses due to undertaking—Note 3(a)	(108,128)
Less—reduction in fees due to earnings credits—Note 3(c)	(615)
Net Expenses	440,825
Investment Income—Net	1,814,345
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,602,487
Net realized gain (loss) on options transactions	(51,966)
Net realized gain (loss) on futures	479,463
Net realized gain (loss) on swap agreements	(118,212)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,189,220)
Net Realized Gain (Loss)	722,552
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,962,968)
Net unrealized appreciation (depreciation) on options transactions	(93,929)
Net unrealized appreciation (depreciation) on futures	74,908
Net unrealized appreciation (depreciation) on swap agreements	270,819
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	609,482
Net Unrealized Appreciation (Depreciation)	(2,101,688)
Net Realized and Unrealized Gain (Loss) on Investments	(1,379,136)
Net Increase in Net Assets Resulting from Operations	435,209

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	1,814,345	4,742,162
Net realized gain (loss) on investments	722,552	1,262,887
Net unrealized appreciation (depreciation) on investments	(2,101,688)	2,470,665
Net Increase (Decrease) in Net Assets Resulting from Operations	435,209	8,475,714
Distributions to Shareholders from ($):
Investment income—net:
Class A	(919,177)	(1,411,659)
Class C	(423,884)	(537,957)
Class I	(1,616,522)	(1,933,465)
Class Y	(118,095)	(400,900)
Total Distributions	(3,077,678)	(4,283,981)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,861,720	17,899,314
Class C	178,462	1,455,402
Class I	2,762,451	33,508,987
Class Y	5,625,602	2,198,141
Distributions reinvested:
Class A	816,521	1,011,561
Class C	268,608	342,149
Class I	1,359,618	1,521,175
Class Y	66,104	61,238
Cost of shares redeemed:
Class A	(5,211,013)	(36,216,385)
Class C	(5,507,693)	(14,986,773)
Class I	(26,575,126)	(58,287,629)
Class Y	(7,170,157)	(12,831,503)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(31,524,903)	(64,324,323)
Total Increase (Decrease) in Net Assets	(34,167,372)	(60,132,590)
Net Assets ($):
Beginning of Period	119,948,710	180,081,300
End of Period	85,781,338	119,948,710
Undistributed (distributions in excess of) investment income—net	(53,617)	1,209,716

31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	162,020	1,589,908
Shares issued for distributions reinvested	71,839	90,100
Shares redeemed	(452,628)	(3,203,159)
Net Increase (Decrease) in Shares Outstanding	(218,769)	(1,523,151)
Class Ca
Shares sold	15,677	128,414
Shares issued for distributions reinvested	23,728	30,608
Shares redeemed	(482,033)	(1,322,648)
Net Increase (Decrease) in Shares Outstanding	(442,628)	(1,163,626)
Class I
Shares sold	240,276	2,953,668
Shares issued for distributions reinvested	119,590	135,350
Shares redeemed	(2,316,008)	(5,133,780)
Net Increase (Decrease) in Shares Outstanding	(1,956,142)	(2,044,762)
Class Y
Shares sold	493,907	195,034
Shares issued for distributions reinvested	5,821	5,455
Shares redeemed	(621,183)	(1,135,006)
Net Increase (Decrease) in Shares Outstanding	(121,455)	(934,517)

[a] During the period ended April 30, 2018, 2,759 Class C shares representing $31,699 were automatically converted for 2,745 Class A shares.
See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.66	11.29	12.31	13.29	13.08	13.38
Investment Operations:
Investment income—net[a]	.20	.37	.41	.48	.43	.36
Net realized and unrealized gain (loss) on investments	(.17)	.31	(.87)	(.85)	.06	(.02)
Total from Investment Operations	.03	.68	(.46)	(.37)	.49	.34
Distributions:
Dividends from investment income—net	(.33)	(.31)	(.56)	(.61)	(.28)	(.37)
Dividends from net realized gain on investments	—	—	—	—	—	(.27)
Total Distributions	(.33)	(.31)	(.56)	(.61)	(.28)	(.64)
Net asset value, end of period	11.36	11.66	11.29	12.31	13.29	13.08
Total Return (%)[b]	.25[c]	6.12	(3.80)	(2.93)	3.77	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[d]	.99	.90	.89	.98	1.23
Ratio of net expenses to average net assets	.90[d]	.90	.90	.89	.97	1.10
Ratio of net investment income to average net assets	3.58[d]	3.27	3.64	3.70	3.25	2.78
Portfolio Turnover Rate	64.60[c]	85.23	158.94	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	30,706	34,063	50,191	195,629	184,506	85,719

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2018		Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.61	11.26	12.27	13.24	13.03	13.34
Investment Operations:
Investment income—net[a]	.16	.29	.32	.38	.33	.25
Net realized and unrealized gain (loss) on investments	(.17)	.30	(.86)	(.85)	.06	(.02)
Total from Investment Operations	(.01)	.59	(.54)	(.47)	.39	.23
Distributions:
Dividends from investment income—net	(.31)	(.24)	(.47)	(.50)	(.18)	(.27)
Dividends from net realized gain on investments	—	—	—	—	—	(.27)
Total Distributions	(.31)	(.24)	(.47)	(.50)	(.18)	(.54)
Net asset value, end of period	11.29	11.61	11.26	12.27	13.24	13.03
Total Return (%)[b]	(.21)[c]	5.34	(4.46)	(3.66)	3.02	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.88[d]	1.78	1.67	1.65	1.72	2.01
Ratio of net expenses to average net assets	1.65[d]	1.65	1.65	1.65	1.70	1.85
Ratio of net investment income to average net assets	2.83[d]	2.55	2.89	2.94	2.52	1.98
Portfolio Turnover Rate	64.60[c]	85.23	158.94	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	12,245	17,727	30,300	64,587	58,623	16,352

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

34

Six Months Ended
April 30, 2018		Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.66	11.29	12.30	13.28	13.07	13.38
Investment Operations:
Investment income—net[a]	.22	.41	.44	.52	.46	.36
Net realized and unrealized gain (loss) on investments	(.18)	.29	(.87)	(.85)	.07	—
Total from Investment Operations	.04	.70	(.43)	(.33)	.53	.36
Distributions:
Dividends from investment income—net	(.33)	(.33)	(.58)	(.65)	(.32)	(.40)
Dividends from net realized gain on investments	—	—	—	—	—	(.27)
Total Distributions	(.33)	(.33)	(.58)	(.65)	(.32)	(.67)
Net asset value, end of period	11.37	11.66	11.29	12.30	13.28	13.07
Total Return (%)	.39[b]	6.31	(3.48)	(2.65)	4.06	2.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.76	.64	.63	.72	.96
Ratio of net expenses to average net assets	.65[c]	.65	.64	.63	.69	.85
Ratio of net investment income to average net assets	3.83[c]	3.60	3.90	3.96	3.53	2.91
Portfolio Turnover Rate	64.60[b]	85.23	158.94	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	36,166	59,900	81,056	320,031	349,915	57,138

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2018		Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.65	11.28	12.30	13.28	13.07	13.07
Investment Operations:
Investment income—net[b]	.20	.39	.46	.50	.47	.13
Net realized and unrealized gain (loss) on investments	(.16)	.31	(.89)	(.83)	.07	(.07)
Total from Investment Operations	.04	.70	(.43)	(.33)	.54	.06
Distributions:
Dividends from investment income—net	(.34)	(.33)	(.59)	(.65)	(.33)	(.06)
Net asset value, end of period	11.35	11.65	11.28	12.30	13.28	13.07
Total Return (%)	.31[c]	6.33	(3.47)	(2.59)	4.13	.42[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[d]	.69	.58	.58	.61	.85[d]
Ratio of net expenses to average net assets	.65[d]	.65	.58	.58	.60	.85[d]
Ratio of net investment income to average net assets	3.83[d]	3.52	3.96	4.00	3.61	2.88[d]
Portfolio Turnover Rate	64.60[c]	85.23	158.94	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	6,666	8,258	18,534	87,269	5,724	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Unconstrained Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective May 1, 2018, a change in the fund’s name from “Dreyfus Opportunistic Fixed Income Fund” to “Dreyfus Unconstrained Bond Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	13,144,141	—	13,144,141
Commercial Mortgage-Backed	—	2,371,653	—	2,371,653
Corporate Bonds†	—	24,897,792	—	24,897,792
Floating Rate Loan Interests†	—	1,877,980	—	1,877,980
Foreign Government	—	37,472,486	—	37,472,486
Registered Investment Companies	2,119,417	—	—	2,119,417
Residential Mortgage-Backed	—	272,641	—	272,641
U.S. Government Agencies/Mortgage- Backed	—	1,278,880	—	1,278,880
U.S. Treasury	—	1,487,428	—	1,487,428
Other Financial Instruments:
Futures††	75,038	—	—	75,038

40

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Forward Foreign Currency Exchange Contracts††	—	1,512,865	—	1,512,865
Options Purchased	—	79,601	—	79,601
Swaps††	—	811,432	—	811,432
Liabilities ($)
Other Financial Instruments:
Futures††	(150,181)	—	—	(150,181)
Forward Foreign Currency Exchange Contracts††	—	(602,367)	—	(602,367)
Options Written	—	(124,962)	—	(124,962)
Swaps††	—	(19,102)	—	(19,102)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $1,280 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

42

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $113,735,125 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $72,975,945 of short-term capital losses and $40,759,180 of long-term capital losses which can carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $4,283,981. The tax character of current year distributions will be determined at the end of the current fiscal year.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $15,600 with a related weighted average annualized interest rate of 2.77%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65% of the value of the fund’s average daily net assets. On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $108,128 during the period ended April 30, 2018.

During the period ended April 30, 2018, the Distributor retained $63 from commissions earned on sales of the fund’s Class A shares and $769 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $55,768 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

44

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $39,814 and $18,589, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $3,968 for transfer agency services and $294 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $294.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $14,859 pursuant to the custody agreement. These fees were partially offset by earnings credits of $321.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$37,307, Distribution Plan fees $7,785, Shareholder Services Plan fees $8,952, custodian fees $15,000, Chief Compliance Officer fees $4,214 and transfer agency fees $1,366, which are offset against an expense reimbursement currently in effect in the amount of $23,735.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements during the period ended April 30, 2018, amounted to $63,048,564 and $95,041,709, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in

46

futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the

48

return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are settled through an exchange and the exchange guarantees these swap against default. Interest rate swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements:

50

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	880,703	[1,2]	Interest rate risk	(169,283)	[1,2]
Foreign exchange risk	1,592,466	[3,4]	Foreign exchange risk	(727,329)	[4,5]
Credit risk	5,767	[2]	Credit risk	-
Gross fair value of derivative contracts	2,478,936			(896,612)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of ssets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]			Outstanding options written, at value.

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	479,463		(63,912)		-		(125,987)		289,564
Foreign exchange	-		11,946		(2,189,220)		-		(2,177,274)
Credit	-		-		-		7,775		7,775
Total	479,463		(51,966)		(2,189,220)		(118,212)		(1,879,935)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	74,908		867		-		265,052		340,827
Foreign exchange	-		(94,796)		609,482		-		514,686
Credit	-		-		-		5,767		5,767
Total	74,908		(93,929)		609,482		270,819		861,280

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

52

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	75,038	(150,181)
Options	79,601	(124,962)
Forward contracts	1,512,865	(602,367)
Swaps	811,432	(19,102)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,478,936	(896,612)
Derivatives not subject to
Master Agreements	(880,703)	169,283
Total gross amount of assets
and liabilities subject to
Master Agreements	1,598,233	(727,329)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	10,439		-	-		10,439
Barclays Bank	98,780		(10,092)	-		88,688
Citigroup	321,013		(221,679)	-		99,334
Goldman Sachs International	136,494		(16,071)	(120,423)		-
HSBC	323,093		(107,679)	-		215,414
JP Morgan Chase Bank	606,327		(210,868)	-		395,459
UBS	102,087		(102,087)	-		-
Total	1,598,233		(668,476)	(120,423)		809,334

53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Bank	(10,092)		10,092	-		-
Citigroup	(221,679)		221,679	-		-
Goldman Sachs International	(16,071)		16,071	-		-
HSBC	(107,679)		107,679	-		-
JP Morgan Chase Bank	(210,868)		210,868	-		-
UBS	(160,940)		102,087	-		(58,853)
Total	(727,329)		668,476	-		(58,853)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Interest rate futures	43,808,106
Interest rate options contracts	28,085
Foreign currency options contracts	315,277
Forward contracts	103,813,898

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Interest rate swap agreements	52,149,048
Credit default swap agreements	277,857

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,169,669, consisting of $4,493,058 gross unrealized appreciation and $3,323,389 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

54

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long term performance. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was above the Performance Group and Performance Universe medians and the ten-year period when the fund’s performance was at the Performance Group median and above the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended December 31st and was above the Performance Universe median for the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and it was considered that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .65% of the fund’s average daily net assets. On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and

56

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance, particularly in the most recent one-year period.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the

57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

58

NOTES

59

NOTES

60

NOTES

61

For More Information

Dreyfus Unconstrained Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSTAX Class C: DSTCX Class I: DSTRX Class Y: DSTYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6148SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)